UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04409

Eaton Vance Municipals Trust

(Exact Name of Registrant as Specified in Charter)

One Post Office Square, Boston, Massachusetts 02109

(Address of Principal Executive Offices)

Deidre E. Walsh

One Post Office Square, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

August 31

Date of Fiscal Year End

August 31, 2025

Date of Reporting Period

Item 1. Reports to Stockholders

(a)

Eaton Vance Georgia Municipal Income Fund

Class A ETGAX

Annual Shareholder Report August 31, 2025

This annual shareholder report contains important information about the Eaton Vance Georgia Municipal Income Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$71	0.71%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↓ An overweight allocation to bonds with 4% coupon rates detracted from Index-relative returns during the period

↓ An overweight exposure to bonds with 17+ years to maturity also hurt performance

↓ An overweight exposure to, and security selections in AA-rated bonds detracted from relative returns during the period

↑ An underweight position and security selections in BBB-rated bonds helped returns as lower-rated bonds generally underperformed higher-rated bonds

↑ Overweight positions and security selections in Industrial Development Revenue/ Pollution Control Revenue bonds also contributed to returns

↑ An out-of-Index exposure to variable-rate demand notes — typically considered a defensive investment — contributed to returns

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class A with Maximum Sales Charge	Bloomberg Municipal Bond Index	Bloomberg Georgia Municipal Bond Index
8/15	$9,675	$10,000	$10,000
9/15	$9,758	$10,072	$10,069
10/15	$9,783	$10,112	$10,098
11/15	$9,844	$10,153	$10,129
12/15	$9,926	$10,224	$10,183
1/16	$10,032	$10,346	$10,295
2/16	$10,010	$10,362	$10,311
3/16	$10,070	$10,395	$10,334
4/16	$10,153	$10,472	$10,399
5/16	$10,178	$10,500	$10,415
6/16	$10,343	$10,667	$10,561
7/16	$10,310	$10,673	$10,570
8/16	$10,347	$10,688	$10,590
9/16	$10,313	$10,634	$10,537
10/16	$10,209	$10,523	$10,451
11/16	$9,858	$10,130	$10,102
12/16	$9,965	$10,249	$10,209
1/17	$9,977	$10,317	$10,271
2/17	$10,037	$10,389	$10,335
3/17	$10,050	$10,411	$10,347
4/17	$10,122	$10,487	$10,412
5/17	$10,266	$10,653	$10,561
6/17	$10,231	$10,615	$10,524
7/17	$10,280	$10,701	$10,593
8/17	$10,366	$10,782	$10,662
9/17	$10,319	$10,727	$10,604
10/17	$10,284	$10,754	$10,627
11/17	$10,237	$10,696	$10,570
12/17	$10,323	$10,808	$10,663
1/18	$10,214	$10,681	$10,551
2/18	$10,190	$10,649	$10,533
3/18	$10,239	$10,688	$10,558
4/18	$10,216	$10,650	$10,524
5/18	$10,315	$10,772	$10,628
6/18	$10,316	$10,781	$10,644
7/18	$10,340	$10,807	$10,662
8/18	$10,365	$10,835	$10,679
9/18	$10,315	$10,765	$10,616
10/18	$10,253	$10,698	$10,562
11/18	$10,366	$10,817	$10,677
12/18	$10,477	$10,946	$10,792
1/19	$10,577	$11,029	$10,872
2/19	$10,614	$11,088	$10,925
3/19	$10,751	$11,263	$11,075
4/19	$10,762	$11,306	$11,114
5/19	$10,885	$11,462	$11,261
6/19	$10,933	$11,504	$11,308
7/19	$11,006	$11,597	$11,393
8/19	$11,153	$11,780	$11,559
9/19	$11,062	$11,685	$11,450
10/19	$11,071	$11,706	$11,476
11/19	$11,081	$11,735	$11,507
12/19	$11,116	$11,771	$11,545
1/20	$11,291	$11,983	$11,744
2/20	$11,415	$12,137	$11,897
3/20	$11,088	$11,697	$11,465
4/20	$10,954	$11,550	$11,356
5/20	$11,284	$11,918	$11,710
6/20	$11,343	$12,016	$11,827
7/20	$11,504	$12,218	$12,010
8/20	$11,446	$12,161	$11,979
9/20	$11,465	$12,163	$11,997
10/20	$11,431	$12,127	$11,969
11/20	$11,580	$12,310	$12,124
12/20	$11,636	$12,385	$12,167
1/21	$11,680	$12,464	$12,228
2/21	$11,513	$12,266	$12,043
3/21	$11,568	$12,341	$12,115
4/21	$11,650	$12,445	$12,197
5/21	$11,679	$12,482	$12,218
6/21	$11,693	$12,516	$12,239
7/21	$11,773	$12,620	$12,335
8/21	$11,735	$12,574	$12,295
9/21	$11,643	$12,483	$12,214
10/21	$11,631	$12,446	$12,171
11/21	$11,712	$12,552	$12,275
12/21	$11,727	$12,573	$12,289
1/22	$11,435	$12,229	$11,974
2/22	$11,372	$12,185	$11,933
3/22	$11,067	$11,790	$11,552
4/22	$10,803	$11,464	$11,257
5/22	$10,927	$11,634	$11,399
6/22	$10,784	$11,443	$11,234
7/22	$11,016	$11,746	$11,510
8/22	$10,792	$11,488	$11,260
9/22	$10,436	$11,047	$10,822
10/22	$10,375	$10,956	$10,717
11/22	$10,788	$11,468	$11,209
12/22	$10,809	$11,501	$11,225
1/23	$11,074	$11,831	$11,545
2/23	$10,854	$11,564	$11,289
3/23	$11,054	$11,820	$11,518
4/23	$11,051	$11,793	$11,519
5/23	$10,952	$11,691	$11,408
6/23	$11,032	$11,808	$11,513
7/23	$11,057	$11,855	$11,556
8/23	$10,944	$11,684	$11,415
9/23	$10,639	$11,342	$11,090
10/23	$10,486	$11,245	$11,012
11/23	$11,138	$11,959	$11,677
12/23	$11,416	$12,237	$11,945
1/24	$11,402	$12,174	$11,875
2/24	$11,388	$12,190	$11,900
3/24	$11,388	$12,190	$11,922
4/24	$11,277	$12,039	$11,793
5/24	$11,263	$12,003	$11,767
6/24	$11,433	$12,187	$11,936
7/24	$11,518	$12,299	$12,071
8/24	$11,575	$12,396	$12,159
9/24	$11,691	$12,518	$12,289
10/24	$11,536	$12,335	$12,135
11/24	$11,709	$12,549	$12,308
12/24	$11,567	$12,366	$12,131
1/25	$11,598	$12,428	$12,221
2/25	$11,714	$12,551	$12,325
3/25	$11,499	$12,338	$12,174
4/25	$11,443	$12,239	$12,086
5/25	$11,416	$12,247	$12,119
6/25	$11,492	$12,323	$12,209
7/25	$11,436	$12,298	$12,209
8/25	$11,524	$12,405	$12,325

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class A	(0.41)%	0.14%	1.77%
Class A with 3.25% Maximum Sales Charge	(3.60)%	(0.53)%	1.43%
Bloomberg Municipal Bond Index	0.08%	0.40%	2.18%
Bloomberg Georgia Municipal Bond Index	1.36%	0.57%	2.11%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$122,324,780
# of Portfolio Holdings	104
Portfolio Turnover Rate	44%
Total Advisory Fees Paid	$428,518

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	5.9%
Industrial Development Revenue	4.7%
Other Revenue	4.9%
Electric Utilities	5.2%
Education	7.0%
Special Tax Revenue	7.2%
Housing	10.2%
Transportation	12.9%
Water and Sewer	13.2%
Hospital	13.9%
General Obligations	14.9%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	8.7%
BB	1.0%
BBB	4.4%
A	17.8%
AA	59.1%
AAA	9.0%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report August 31, 2025

ETGAX-TSR-AR

Eaton Vance Georgia Municipal Income Fund

Class C ECGAX

Annual Shareholder Report August 31, 2025

This annual shareholder report contains important information about the Eaton Vance Georgia Municipal Income Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$146	1.47%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↓ An overweight allocation to bonds with 4% coupon rates detracted from Index-relative returns during the period

↓ An overweight exposure to bonds with 17+ years to maturity also hurt performance

↓ An overweight exposure to, and security selections in AA-rated bonds detracted from relative returns during the period

↑ An underweight position and security selections in BBB-rated bonds helped returns as lower-rated bonds generally underperformed higher-rated bonds

↑ Overweight positions and security selections in Industrial Development Revenue/ Pollution Control Revenue bonds also contributed to returns

↑ An out-of-Index exposure to variable-rate demand notes — typically considered a defensive investment — contributed to returns

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class C	Bloomberg Municipal Bond Index	Bloomberg Georgia Municipal Bond Index
8/15	$10,000	$10,000	$10,000
9/15	$10,075	$10,072	$10,069
10/15	$10,106	$10,112	$10,098
11/15	$10,149	$10,153	$10,129
12/15	$10,236	$10,224	$10,183
1/16	$10,344	$10,346	$10,295
2/16	$10,318	$10,362	$10,311
3/16	$10,370	$10,395	$10,334
4/16	$10,446	$10,472	$10,399
5/16	$10,454	$10,500	$10,415
6/16	$10,619	$10,667	$10,561
7/16	$10,593	$10,673	$10,570
8/16	$10,624	$10,688	$10,590
9/16	$10,575	$10,634	$10,537
10/16	$10,470	$10,523	$10,451
11/16	$10,095	$10,130	$10,102
12/16	$10,204	$10,249	$10,209
1/17	$10,211	$10,317	$10,271
2/17	$10,264	$10,389	$10,335
3/17	$10,271	$10,411	$10,347
4/17	$10,347	$10,487	$10,412
5/17	$10,480	$10,653	$10,561
6/17	$10,442	$10,615	$10,524
7/17	$10,483	$10,701	$10,593
8/17	$10,560	$10,782	$10,662
9/17	$10,499	$10,727	$10,604
10/17	$10,472	$10,754	$10,627
11/17	$10,400	$10,696	$10,570
12/17	$10,488	$10,808	$10,663
1/18	$10,379	$10,681	$10,551
2/18	$10,340	$10,649	$10,533
3/18	$10,382	$10,688	$10,558
4/18	$10,344	$10,650	$10,524
5/18	$10,444	$10,772	$10,628
6/18	$10,441	$10,781	$10,644
7/18	$10,470	$10,807	$10,662
8/18	$10,477	$10,835	$10,679
9/18	$10,425	$10,765	$10,616
10/18	$10,350	$10,698	$10,562
11/18	$10,451	$10,817	$10,677
12/18	$10,575	$10,946	$10,792
1/19	$10,652	$11,029	$10,872
2/19	$10,695	$11,088	$10,925
3/19	$10,818	$11,263	$11,075
4/19	$10,835	$11,306	$11,114
5/19	$10,946	$11,462	$11,261
6/19	$10,985	$11,504	$11,308
7/19	$11,048	$11,597	$11,393
8/19	$11,193	$11,780	$11,559
9/19	$11,101	$11,685	$11,450
10/19	$11,093	$11,706	$11,476
11/19	$11,097	$11,735	$11,507
12/19	$11,124	$11,771	$11,545
1/20	$11,294	$11,983	$11,744
2/20	$11,404	$12,137	$11,897
3/20	$11,081	$11,697	$11,465
4/20	$10,938	$11,550	$11,356
5/20	$11,265	$11,918	$11,710
6/20	$11,314	$12,016	$11,827
7/20	$11,459	$12,218	$12,010
8/20	$11,398	$12,161	$11,979
9/20	$11,410	$12,163	$11,997
10/20	$11,372	$12,127	$11,969
11/20	$11,517	$12,310	$12,124
12/20	$11,563	$12,385	$12,167
1/21	$11,597	$12,464	$12,228
2/21	$11,424	$12,266	$12,043
3/21	$11,469	$12,341	$12,115
4/21	$11,552	$12,445	$12,197
5/21	$11,560	$12,482	$12,218
6/21	$11,579	$12,516	$12,239
7/21	$11,647	$12,620	$12,335
8/21	$11,605	$12,574	$12,295
9/21	$11,514	$12,483	$12,214
10/21	$11,484	$12,446	$12,171
11/21	$11,565	$12,552	$12,275
12/21	$11,560	$12,573	$12,289
1/22	$11,260	$12,229	$11,974
2/22	$11,196	$12,185	$11,933
3/22	$10,897	$11,790	$11,552
4/22	$10,624	$11,464	$11,257
5/22	$10,744	$11,634	$11,399
6/22	$10,596	$11,443	$11,234
7/22	$10,816	$11,746	$11,510
8/22	$10,592	$11,488	$11,260
9/22	$10,235	$11,047	$10,822
10/22	$10,162	$10,956	$10,717
11/22	$10,572	$11,468	$11,209
12/22	$10,573	$11,501	$11,225
1/23	$10,836	$11,831	$11,545
2/23	$10,604	$11,564	$11,289
3/23	$10,795	$11,820	$11,518
4/23	$10,799	$11,793	$11,519
5/23	$10,691	$11,691	$11,408
6/23	$10,759	$11,808	$11,513
7/23	$10,776	$11,855	$11,556
8/23	$10,656	$11,684	$11,415
9/23	$10,361	$11,342	$11,090
10/23	$10,205	$11,245	$11,012
11/23	$10,830	$11,959	$11,677
12/23	$11,090	$12,237	$11,945
1/24	$11,072	$12,174	$11,875
2/24	$11,055	$12,190	$11,900
3/24	$11,050	$12,190	$11,922
4/24	$10,931	$12,039	$11,793
5/24	$10,913	$12,003	$11,767
6/24	$11,062	$12,187	$11,936
7/24	$11,147	$12,299	$12,071
8/24	$11,180	$12,396	$12,159
9/24	$11,293	$12,518	$12,289
10/24	$11,134	$12,335	$12,135
11/24	$11,299	$12,549	$12,308
12/24	$11,140	$12,366	$12,131
1/25	$11,175	$12,428	$12,221
2/25	$11,275	$12,551	$12,325
3/25	$11,063	$12,338	$12,174
4/25	$11,009	$12,239	$12,086
5/25	$10,966	$12,247	$12,119
6/25	$11,029	$12,323	$12,209
7/25	$10,974	$12,298	$12,209
8/25	$11,225	$12,405	$12,325

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	(1.03)%	(0.59)%	1.16%
Class C, with 1% Maximum Contingent Deferred Sales Charge and conversion to Class A after 8 years	(2.00)%	(0.59)%	1.16%
Bloomberg Municipal Bond Index	0.08%	0.40%	2.18%
Bloomberg Georgia Municipal Bond Index	1.36%	0.57%	2.11%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$122,324,780
# of Portfolio Holdings	104
Portfolio Turnover Rate	44%
Total Advisory Fees Paid	$428,518

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	5.9%
Industrial Development Revenue	4.7%
Other Revenue	4.9%
Electric Utilities	5.2%
Education	7.0%
Special Tax Revenue	7.2%
Housing	10.2%
Transportation	12.9%
Water and Sewer	13.2%
Hospital	13.9%
General Obligations	14.9%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	8.7%
BB	1.0%
BBB	4.4%
A	17.8%
AA	59.1%
AAA	9.0%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report August 31, 2025

ECGAX-TSR-AR

Eaton Vance Georgia Municipal Income Fund

Class I EIGAX

Annual Shareholder Report August 31, 2025

This annual shareholder report contains important information about the Eaton Vance Georgia Municipal Income Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$52	0.52%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↓ An overweight allocation to bonds with 4% coupon rates detracted from Index-relative returns during the period

↓ An overweight exposure to bonds with 17+ years to maturity also hurt performance

↓ An overweight exposure to, and security selections in AA-rated bonds detracted from relative returns during the period

↑ An underweight position and security selections in BBB-rated bonds helped returns as lower-rated bonds generally underperformed higher-rated bonds

↑ Overweight positions and security selections in Industrial Development Revenue/ Pollution Control Revenue bonds also contributed to returns

↑ An out-of-Index exposure to variable-rate demand notes — typically considered a defensive investment — contributed to returns

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

	Class I	Bloomberg Municipal Bond Index	Bloomberg Georgia Municipal Bond Index
8/15	$1,000,000	$1,000,000	$1,000,000
9/15	$1,008,687	$1,007,244	$1,006,872
10/15	$1,011,510	$1,011,249	$1,009,805
11/15	$1,017,916	$1,015,269	$1,012,852
12/15	$1,026,639	$1,022,402	$1,018,282
1/16	$1,038,900	$1,034,601	$1,029,477
2/16	$1,036,811	$1,036,228	$1,031,092
3/16	$1,043,140	$1,039,511	$1,033,366
4/16	$1,051,898	$1,047,154	$1,039,908
5/16	$1,053,511	$1,049,987	$1,041,492
6/16	$1,070,692	$1,066,690	$1,056,088
7/16	$1,068,655	$1,067,342	$1,057,044
8/16	$1,072,686	$1,068,782	$1,058,964
9/16	$1,068,192	$1,063,448	$1,053,732
10/16	$1,058,777	$1,052,291	$1,045,080
11/16	$1,021,516	$1,013,045	$1,010,191
12/16	$1,032,742	$1,024,938	$1,020,873
1/17	$1,035,375	$1,031,695	$1,027,088
2/17	$1,040,511	$1,038,859	$1,033,473
3/17	$1,043,259	$1,041,115	$1,034,680
4/17	$1,050,937	$1,048,669	$1,041,221
5/17	$1,064,786	$1,065,312	$1,056,102
6/17	$1,062,612	$1,061,492	$1,052,390
7/17	$1,067,788	$1,070,080	$1,059,282
8/17	$1,075,719	$1,078,223	$1,066,159
9/17	$1,071,052	$1,072,741	$1,060,360
10/17	$1,068,837	$1,075,359	$1,062,659
11/17	$1,062,900	$1,069,601	$1,056,950
12/17	$1,071,981	$1,080,781	$1,066,262
1/18	$1,062,142	$1,068,057	$1,055,112
2/18	$1,059,786	$1,064,866	$1,053,343
3/18	$1,063,829	$1,068,796	$1,055,829
4/18	$1,061,590	$1,064,982	$1,052,421
5/18	$1,072,031	$1,077,177	$1,062,830
6/18	$1,073,675	$1,078,096	$1,064,374
7/18	$1,076,355	$1,080,712	$1,066,173
8/18	$1,079,058	$1,083,488	$1,067,948
9/18	$1,072,829	$1,076,473	$1,061,572
10/18	$1,066,572	$1,069,844	$1,056,191
11/18	$1,078,439	$1,081,686	$1,067,738
12/18	$1,091,502	$1,094,637	$1,079,164
1/19	$1,100,750	$1,102,912	$1,087,202
2/19	$1,106,114	$1,108,817	$1,092,540
3/19	$1,119,189	$1,126,345	$1,107,518
4/19	$1,121,847	$1,130,578	$1,111,351
5/19	$1,134,857	$1,146,164	$1,126,115
6/19	$1,138,662	$1,150,397	$1,130,782
7/19	$1,146,436	$1,159,668	$1,139,298
8/19	$1,163,310	$1,177,960	$1,155,916
9/19	$1,153,961	$1,168,517	$1,144,973
10/19	$1,153,856	$1,170,611	$1,147,638
11/19	$1,155,084	$1,173,539	$1,150,723
12/19	$1,158,867	$1,177,122	$1,154,532
1/20	$1,177,282	$1,198,271	$1,174,350
2/20	$1,190,336	$1,213,723	$1,189,678
3/20	$1,157,925	$1,169,698	$1,146,478
4/20	$1,142,786	$1,155,018	$1,135,570
5/20	$1,178,684	$1,191,761	$1,171,018
6/20	$1,183,660	$1,201,569	$1,182,672
7/20	$1,200,710	$1,221,807	$1,201,023
8/20	$1,194,806	$1,216,074	$1,197,856
9/20	$1,196,983	$1,216,332	$1,199,692
10/20	$1,195,016	$1,212,678	$1,196,894
11/20	$1,209,392	$1,230,978	$1,212,362
12/20	$1,215,486	$1,238,477	$1,216,677
1/21	$1,220,196	$1,246,369	$1,222,752
2/21	$1,202,994	$1,226,566	$1,204,309
3/21	$1,208,929	$1,234,131	$1,211,503
4/21	$1,217,730	$1,244,482	$1,219,657
5/21	$1,220,977	$1,248,195	$1,221,770
6/21	$1,222,647	$1,251,622	$1,223,902
7/21	$1,231,209	$1,262,003	$1,233,476
8/21	$1,228,766	$1,257,371	$1,229,518
9/21	$1,219,449	$1,248,297	$1,221,447
10/21	$1,216,983	$1,244,647	$1,217,120
11/21	$1,227,028	$1,255,243	$1,227,543
12/21	$1,227,379	$1,257,268	$1,228,884
1/22	$1,197,169	$1,222,853	$1,197,355
2/22	$1,190,711	$1,218,472	$1,193,328
3/22	$1,159,039	$1,178,973	$1,155,216
4/22	$1,131,676	$1,146,363	$1,125,688
5/22	$1,144,795	$1,163,392	$1,139,893
6/22	$1,130,076	$1,144,338	$1,123,375
7/22	$1,154,565	$1,174,573	$1,150,965
8/22	$1,131,361	$1,148,831	$1,126,031
9/22	$1,094,255	$1,104,738	$1,082,231
10/22	$1,088,076	$1,095,550	$1,071,668
11/22	$1,132,894	$1,146,793	$1,120,935
12/22	$1,133,830	$1,150,076	$1,122,460
1/23	$1,163,251	$1,183,112	$1,154,532
2/23	$1,138,918	$1,156,360	$1,128,885
3/23	$1,160,099	$1,182,017	$1,151,805
4/23	$1,161,380	$1,179,316	$1,151,927
5/23	$1,149,777	$1,169,097	$1,140,796
6/23	$1,158,356	$1,180,808	$1,151,292
7/23	$1,161,181	$1,185,479	$1,155,586
8/23	$1,149,610	$1,168,413	$1,141,480
9/23	$1,117,864	$1,134,168	$1,108,981
10/23	$1,102,027	$1,124,516	$1,101,211
11/23	$1,170,548	$1,195,902	$1,167,749
12/23	$1,199,878	$1,223,697	$1,194,479
1/24	$1,198,565	$1,217,448	$1,187,546
2/24	$1,198,797	$1,219,011	$1,190,017
3/24	$1,199,018	$1,218,973	$1,192,152
4/24	$1,186,041	$1,203,876	$1,179,303
5/24	$1,186,283	$1,200,344	$1,176,748
6/24	$1,202,868	$1,218,743	$1,193,583
7/24	$1,212,047	$1,229,852	$1,207,116
8/24	$1,218,232	$1,239,551	$1,215,945
9/24	$1,230,586	$1,251,802	$1,228,933
10/24	$1,214,494	$1,233,550	$1,213,545
11/24	$1,232,905	$1,254,858	$1,230,751
12/24	$1,218,246	$1,236,589	$1,213,069
1/25	$1,221,665	$1,242,787	$1,222,090
2/25	$1,234,046	$1,255,109	$1,232,537
3/25	$1,211,685	$1,233,838	$1,217,428
4/25	$1,206,060	$1,223,898	$1,208,584
5/25	$1,203,432	$1,224,684	$1,211,946
6/25	$1,211,576	$1,232,308	$1,220,893
7/25	$1,205,903	$1,229,819	$1,220,867
8/25	$1,215,827	$1,240,508	$1,232,457

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class I	(0.20)%	0.35%	1.97%
Bloomberg Municipal Bond Index	0.08%	0.40%	2.18%
Bloomberg Georgia Municipal Bond Index	1.36%	0.57%	2.11%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$122,324,780
# of Portfolio Holdings	104
Portfolio Turnover Rate	44%
Total Advisory Fees Paid	$428,518

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	5.9%
Industrial Development Revenue	4.7%
Other Revenue	4.9%
Electric Utilities	5.2%
Education	7.0%
Special Tax Revenue	7.2%
Housing	10.2%
Transportation	12.9%
Water and Sewer	13.2%
Hospital	13.9%
General Obligations	14.9%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	8.7%
BB	1.0%
BBB	4.4%
A	17.8%
AA	59.1%
AAA	9.0%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report August 31, 2025

EIGAX-TSR-AR

Eaton Vance Maryland Municipal Income Fund

Class A ETMDX

Annual Shareholder Report August 31, 2025

This annual shareholder report contains important information about the Eaton Vance Maryland Municipal Income Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$76	0.76%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↓ An overweight exposure to bonds with 17+ years to maturity detracted from Index-relative returns during the period

↓ An overweight allocation to the hospital sector, which underperformed the Index, also weighed on Index-relative returns

↓ An overweight allocation to bonds with 4% coupon rates hurt returns during the period

↑ An overweight allocation to the housing sector, which generally overperformed the Index, contributed to returns during the period

↑ Security selections in BBB-rated bonds also contributed to fund performance

↑ An out-of-Index allocation to variable-rate demand notes ― typically considered a defensive investment ― contributed to returns during the period

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class A with Maximum Sales Charge	Bloomberg Municipal Bond Index	Bloomberg Maryland Municipal Bond Index
8/15	$9,675	$10,000	$10,000
9/15	$9,713	$10,072	$10,070
10/15	$9,751	$10,112	$10,103
11/15	$9,788	$10,153	$10,122
12/15	$9,857	$10,224	$10,172
1/16	$9,938	$10,346	$10,292
2/16	$9,932	$10,362	$10,315
3/16	$9,970	$10,395	$10,328
4/16	$10,039	$10,472	$10,387
5/16	$10,051	$10,500	$10,396
6/16	$10,162	$10,667	$10,535
7/16	$10,153	$10,673	$10,547
8/16	$10,179	$10,688	$10,562
9/16	$10,147	$10,634	$10,519
10/16	$10,082	$10,523	$10,437
11/16	$9,806	$10,130	$10,117
12/16	$9,887	$10,249	$10,212
1/17	$9,935	$10,317	$10,275
2/17	$9,983	$10,389	$10,343
3/17	$9,998	$10,411	$10,356
4/17	$10,048	$10,487	$10,430
5/17	$10,166	$10,653	$10,561
6/17	$10,136	$10,615	$10,527
7/17	$10,194	$10,701	$10,596
8/17	$10,252	$10,782	$10,660
9/17	$10,207	$10,727	$10,595
10/17	$10,207	$10,754	$10,612
11/17	$10,162	$10,696	$10,544
12/17	$10,245	$10,808	$10,643
1/18	$10,141	$10,681	$10,526
2/18	$10,118	$10,649	$10,500
3/18	$10,153	$10,688	$10,528
4/18	$10,119	$10,650	$10,488
5/18	$10,213	$10,772	$10,600
6/18	$10,215	$10,781	$10,608
7/18	$10,249	$10,807	$10,631
8/18	$10,250	$10,835	$10,647
9/18	$10,191	$10,765	$10,586
10/18	$10,132	$10,698	$10,525
11/18	$10,227	$10,817	$10,651
12/18	$10,321	$10,946	$10,784
1/19	$10,380	$11,029	$10,870
2/19	$10,428	$11,088	$10,918
3/19	$10,584	$11,263	$11,057
4/19	$10,608	$11,306	$11,083
5/19	$10,727	$11,462	$11,217
6/19	$10,762	$11,504	$11,250
7/19	$10,844	$11,597	$11,346
8/19	$11,012	$11,780	$11,503
9/19	$10,938	$11,685	$11,400
10/19	$10,934	$11,706	$11,435
11/19	$10,954	$11,735	$11,460
12/19	$10,974	$11,771	$11,495
1/20	$11,153	$11,983	$11,683
2/20	$11,296	$12,137	$11,805
3/20	$10,900	$11,697	$11,543
4/20	$10,602	$11,550	$11,444
5/20	$10,956	$11,918	$11,811
6/20	$11,065	$12,016	$11,823
7/20	$11,247	$12,218	$11,997
8/20	$11,193	$12,161	$11,927
9/20	$11,200	$12,163	$11,937
10/20	$11,170	$12,127	$11,893
11/20	$11,351	$12,310	$12,050
12/20	$11,432	$12,385	$12,085
1/21	$11,513	$12,464	$12,127
2/21	$11,343	$12,266	$11,944
3/21	$11,372	$12,341	$11,985
4/21	$11,463	$12,445	$12,081
5/21	$11,528	$12,482	$12,106
6/21	$11,556	$12,516	$12,120
7/21	$11,659	$12,620	$12,220
8/21	$11,623	$12,574	$12,174
9/21	$11,524	$12,483	$12,070
10/21	$11,501	$12,446	$12,047
11/21	$11,605	$12,552	$12,144
12/21	$11,606	$12,573	$12,160
1/22	$11,341	$12,229	$11,825
2/22	$11,294	$12,185	$11,800
3/22	$10,940	$11,790	$11,434
4/22	$10,624	$11,464	$11,142
5/22	$10,770	$11,634	$11,305
6/22	$10,571	$11,443	$11,154
7/22	$10,845	$11,746	$11,437
8/22	$10,593	$11,488	$11,195
9/22	$10,187	$11,047	$10,768
10/22	$10,116	$10,956	$10,696
11/22	$10,576	$11,468	$11,156
12/22	$10,557	$11,501	$11,197
1/23	$10,876	$11,831	$11,491
2/23	$10,613	$11,564	$11,233
3/23	$10,843	$11,820	$11,487
4/23	$10,827	$11,793	$11,453
5/23	$10,732	$11,691	$11,328
6/23	$10,823	$11,808	$11,429
7/23	$10,860	$11,855	$11,469
8/23	$10,744	$11,684	$11,305
9/23	$10,418	$11,342	$10,956
10/23	$10,274	$11,245	$10,876
11/23	$10,926	$11,959	$11,542
12/23	$11,234	$12,237	$11,792
1/24	$11,222	$12,174	$11,712
2/24	$11,223	$12,190	$11,729
3/24	$11,225	$12,190	$11,730
4/24	$11,105	$12,039	$11,579
5/24	$11,094	$12,003	$11,535
6/24	$11,272	$12,187	$11,701
7/24	$11,355	$12,299	$11,807
8/24	$11,425	$12,396	$11,910
9/24	$11,536	$12,518	$12,009
10/24	$11,374	$12,335	$11,858
11/24	$11,582	$12,549	$12,037
12/24	$11,419	$12,366	$11,874
1/25	$11,449	$12,428	$11,945
2/25	$11,587	$12,551	$12,065
3/25	$11,354	$12,338	$11,878
4/25	$11,302	$12,239	$11,795
5/25	$11,222	$12,247	$11,828
6/25	$11,322	$12,323	$11,908
7/25	$11,242	$12,298	$11,883
8/25	$11,360	$12,405	$11,993

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class A	(0.59)%	0.29%	1.62%
Class A with 3.25% Maximum Sales Charge	(3.80)%	(0.36)%	1.28%
Bloomberg Municipal Bond Index	0.08%	0.40%	2.18%
Bloomberg Maryland Municipal Bond Index	0.70%	0.11%	1.83%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$88,088,701
# of Portfolio Holdings	101
Portfolio Turnover Rate	71%
Total Advisory Fees Paid	$289,642

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	7.7%
Senior Living/Life Care	3.0%
Lease Rev./Cert. of Participation	5.1%
Special Tax Revenue	7.1%
Education	7.3%
Transportation	13.3%
Housing	14.6%
Hospital	17.5%
General Obligations	24.4%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	6.7%
BB	2.2%
BBB	7.0%
A	22.3%
AA	36.5%
AAA	25.3%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report August 31, 2025

ETMDX-TSR-AR

Eaton Vance Maryland Municipal Income Fund

Class C ECMDX

Annual Shareholder Report August 31, 2025

This annual shareholder report contains important information about the Eaton Vance Maryland Municipal Income Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$150	1.51%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↓ An overweight exposure to bonds with 17+ years to maturity detracted from Index-relative returns during the period

↓ An overweight allocation to the hospital sector, which underperformed the Index, also weighed on Index-relative returns

↓ An overweight allocation to bonds with 4% coupon rates hurt returns during the period

↑ An overweight allocation to the housing sector, which generally overperformed the Index, contributed to returns during the period

↑ Security selections in BBB-rated bonds also contributed to fund performance

↑ An out-of-Index allocation to variable-rate demand notes ― typically considered a defensive investment ― contributed to returns during the period

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class C	Bloomberg Municipal Bond Index	Bloomberg Maryland Municipal Bond Index
8/15	$10,000	$10,000	$10,000
9/15	$10,022	$10,072	$10,070
10/15	$10,054	$10,112	$10,103
11/15	$10,096	$10,153	$10,122
12/15	$10,157	$10,224	$10,172
1/16	$10,239	$10,346	$10,292
2/16	$10,219	$10,362	$10,315
3/16	$10,251	$10,395	$10,328
4/16	$10,323	$10,472	$10,387
5/16	$10,321	$10,500	$10,396
6/16	$10,443	$10,667	$10,535
7/16	$10,420	$10,673	$10,547
8/16	$10,440	$10,688	$10,562
9/16	$10,395	$10,634	$10,519
10/16	$10,330	$10,523	$10,437
11/16	$10,045	$10,130	$10,117
12/16	$10,117	$10,249	$10,212
1/17	$10,158	$10,317	$10,275
2/17	$10,200	$10,389	$10,343
3/17	$10,209	$10,411	$10,356
4/17	$10,251	$10,487	$10,430
5/17	$10,369	$10,653	$10,561
6/17	$10,326	$10,615	$10,527
7/17	$10,386	$10,701	$10,596
8/17	$10,435	$10,782	$10,660
9/17	$10,389	$10,727	$10,595
10/17	$10,374	$10,754	$10,612
11/17	$10,317	$10,696	$10,544
12/17	$10,400	$10,808	$10,643
1/18	$10,299	$10,681	$10,526
2/18	$10,252	$10,649	$10,500
3/18	$10,291	$10,688	$10,528
4/18	$10,244	$10,650	$10,488
5/18	$10,337	$10,772	$10,600
6/18	$10,335	$10,781	$10,608
7/18	$10,363	$10,807	$10,631
8/18	$10,359	$10,835	$10,647
9/18	$10,289	$10,765	$10,586
10/18	$10,218	$10,698	$10,525
11/18	$10,313	$10,817	$10,651
12/18	$10,406	$10,946	$10,784
1/19	$10,456	$11,029	$10,870
2/19	$10,496	$11,088	$10,918
3/19	$10,646	$11,263	$11,057
4/19	$10,664	$11,306	$11,083
5/19	$10,780	$11,462	$11,217
6/19	$10,808	$11,504	$11,250
7/19	$10,889	$11,597	$11,346
8/19	$11,038	$11,780	$11,503
9/19	$10,965	$11,685	$11,400
10/19	$10,956	$11,706	$11,435
11/19	$10,958	$11,735	$11,460
12/19	$10,971	$11,771	$11,495
1/20	$11,141	$11,983	$11,683
2/20	$11,290	$12,137	$11,805
3/20	$10,878	$11,697	$11,543
4/20	$10,577	$11,550	$11,444
5/20	$10,919	$11,918	$11,811
6/20	$11,025	$12,016	$11,823
7/20	$11,197	$12,218	$11,997
8/20	$11,142	$12,161	$11,927
9/20	$11,144	$12,163	$11,937
10/20	$11,110	$12,127	$11,893
11/20	$11,270	$12,310	$12,050
12/20	$11,350	$12,385	$12,085
1/21	$11,417	$12,464	$12,127
2/21	$11,247	$12,266	$11,944
3/21	$11,267	$12,341	$11,985
4/21	$11,356	$12,445	$12,081
5/21	$11,409	$12,482	$12,106
6/21	$11,439	$12,516	$12,120
7/21	$11,526	$12,620	$12,220
8/21	$11,476	$12,574	$12,174
9/21	$11,381	$12,483	$12,070
10/21	$11,354	$12,446	$12,047
11/21	$11,442	$12,552	$12,144
12/21	$11,438	$12,573	$12,160
1/22	$11,169	$12,229	$11,825
2/22	$11,110	$12,185	$11,800
3/22	$10,762	$11,790	$11,434
4/22	$10,449	$11,464	$11,142
5/22	$10,575	$11,634	$11,305
6/22	$10,368	$11,443	$11,154
7/22	$10,644	$11,746	$11,437
8/22	$10,389	$11,488	$11,195
9/22	$9,973	$11,047	$10,768
10/22	$9,905	$10,956	$10,696
11/22	$10,359	$11,468	$11,156
12/22	$10,326	$11,501	$11,197
1/23	$10,630	$11,831	$11,491
2/23	$10,367	$11,564	$11,233
3/23	$10,580	$11,820	$11,487
4/23	$10,561	$11,793	$11,453
5/23	$10,471	$11,691	$11,328
6/23	$10,548	$11,808	$11,429
7/23	$10,564	$11,855	$11,469
8/23	$10,457	$11,684	$11,305
9/23	$10,138	$11,342	$10,956
10/23	$9,983	$11,245	$10,876
11/23	$10,618	$11,959	$11,542
12/23	$10,899	$12,237	$11,792
1/24	$10,896	$12,174	$11,712
2/24	$10,881	$12,190	$11,729
3/24	$10,878	$12,190	$11,730
4/24	$10,744	$12,039	$11,579
5/24	$10,729	$12,003	$11,535
6/24	$10,894	$12,187	$11,701
7/24	$10,975	$12,299	$11,807
8/24	$11,033	$12,396	$11,910
9/24	$11,139	$12,518	$12,009
10/24	$10,979	$12,335	$11,858
11/24	$11,158	$12,549	$12,037
12/24	$10,997	$12,366	$11,874
1/25	$11,019	$12,428	$11,945
2/25	$11,149	$12,551	$12,065
3/25	$10,915	$12,338	$11,878
4/25	$10,864	$12,239	$11,795
5/25	$10,777	$12,247	$11,828
6/25	$10,861	$12,323	$11,908
7/25	$10,786	$12,298	$11,883
8/25	$11,054	$12,405	$11,993

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	(1.35)%	(0.47)%	1.01%
Class C, with 1% Maximum Contingent Deferred Sales Charge and conversion to Class A after 8 years	(2.31)%	(0.47)%	1.01%
Bloomberg Municipal Bond Index	0.08%	0.40%	2.18%
Bloomberg Maryland Municipal Bond Index	0.70%	0.11%	1.83%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$88,088,701
# of Portfolio Holdings	101
Portfolio Turnover Rate	71%
Total Advisory Fees Paid	$289,642

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	7.7%
Senior Living/Life Care	3.0%
Lease Rev./Cert. of Participation	5.1%
Special Tax Revenue	7.1%
Education	7.3%
Transportation	13.3%
Housing	14.6%
Hospital	17.5%
General Obligations	24.4%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	6.7%
BB	2.2%
BBB	7.0%
A	22.3%
AA	36.5%
AAA	25.3%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report August 31, 2025

ECMDX-TSR-AR

Eaton Vance Maryland Municipal Income Fund

Class I EIMDX

Annual Shareholder Report August 31, 2025

This annual shareholder report contains important information about the Eaton Vance Maryland Municipal Income Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$56	0.56%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↓ An overweight exposure to bonds with 17+ years to maturity detracted from Index-relative returns during the period

↓ An overweight allocation to the hospital sector, which underperformed the Index, also weighed on Index-relative returns

↓ An overweight allocation to bonds with 4% coupon rates hurt returns during the period

↑ An overweight allocation to the housing sector, which generally overperformed the Index, contributed to returns during the period

↑ Security selections in BBB-rated bonds also contributed to fund performance

↑ An out-of-Index allocation to variable-rate demand notes ― typically considered a defensive investment ― contributed to returns during the period

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

	Class I	Bloomberg Municipal Bond Index	Bloomberg Maryland Municipal Bond Index
8/15	$1,000,000	$1,000,000	$1,000,000
9/15	$1,004,103	$1,007,244	$1,006,952
10/15	$1,008,143	$1,011,249	$1,010,323
11/15	$1,012,222	$1,015,269	$1,012,190
12/15	$1,019,495	$1,022,402	$1,017,218
1/16	$1,028,044	$1,034,601	$1,029,213
2/16	$1,027,560	$1,036,228	$1,031,481
3/16	$1,031,695	$1,039,511	$1,032,788
4/16	$1,039,002	$1,047,154	$1,038,676
5/16	$1,040,351	$1,049,987	$1,039,571
6/16	$1,051,971	$1,066,690	$1,053,529
7/16	$1,051,275	$1,067,342	$1,054,690
8/16	$1,054,063	$1,068,782	$1,056,246
9/16	$1,051,010	$1,063,448	$1,051,889
10/16	$1,044,496	$1,052,291	$1,043,742
11/16	$1,016,079	$1,013,045	$1,011,710
12/16	$1,024,664	$1,024,938	$1,021,174
1/17	$1,029,796	$1,031,695	$1,027,519
2/17	$1,034,998	$1,038,859	$1,034,304
3/17	$1,036,718	$1,041,115	$1,035,556
4/17	$1,041,983	$1,048,669	$1,042,963
5/17	$1,054,448	$1,065,312	$1,056,060
6/17	$1,051,524	$1,061,492	$1,052,661
7/17	$1,057,695	$1,070,080	$1,059,641
8/17	$1,063,858	$1,078,223	$1,065,988
9/17	$1,059,370	$1,072,741	$1,059,481
10/17	$1,059,591	$1,075,359	$1,061,231
11/17	$1,055,129	$1,069,601	$1,054,381
12/17	$1,063,849	$1,080,781	$1,064,298
1/18	$1,053,315	$1,068,057	$1,052,647
2/18	$1,051,022	$1,064,866	$1,050,046
3/18	$1,054,856	$1,068,796	$1,052,812
4/18	$1,051,474	$1,064,982	$1,048,806
5/18	$1,061,426	$1,077,177	$1,059,972
6/18	$1,061,786	$1,078,096	$1,060,768
7/18	$1,065,589	$1,080,712	$1,063,107
8/18	$1,065,862	$1,083,488	$1,064,680
9/18	$1,059,928	$1,076,473	$1,058,631
10/18	$1,053,899	$1,069,844	$1,052,500
11/18	$1,062,711	$1,081,686	$1,065,146
12/18	$1,073,899	$1,094,637	$1,078,365
1/19	$1,080,240	$1,102,912	$1,087,045
2/19	$1,085,401	$1,108,817	$1,091,773
3/19	$1,101,775	$1,126,345	$1,105,739
4/19	$1,104,463	$1,130,578	$1,108,338
5/19	$1,117,057	$1,146,164	$1,121,664
6/19	$1,120,898	$1,150,397	$1,125,003
7/19	$1,129,599	$1,159,668	$1,134,644
8/19	$1,147,188	$1,177,960	$1,150,333
9/19	$1,139,692	$1,168,517	$1,140,027
10/19	$1,139,493	$1,170,611	$1,143,544
11/19	$1,140,468	$1,173,539	$1,146,012
12/19	$1,142,753	$1,177,122	$1,149,496
1/20	$1,162,834	$1,198,271	$1,168,293
2/20	$1,177,917	$1,213,723	$1,180,522
3/20	$1,136,932	$1,169,698	$1,154,336
4/20	$1,106,107	$1,155,018	$1,144,366
5/20	$1,143,179	$1,191,761	$1,181,072
6/20	$1,154,696	$1,201,569	$1,182,292
7/20	$1,173,792	$1,221,807	$1,199,683
8/20	$1,168,376	$1,216,074	$1,192,695
9/20	$1,169,377	$1,216,332	$1,193,743
10/20	$1,166,386	$1,212,678	$1,189,262
11/20	$1,184,179	$1,230,978	$1,205,018
12/20	$1,194,129	$1,238,477	$1,208,513
1/21	$1,201,438	$1,246,369	$1,212,656
2/21	$1,185,260	$1,226,566	$1,194,351
3/21	$1,188,488	$1,234,131	$1,198,482
4/21	$1,198,179	$1,244,482	$1,208,064
5/21	$1,205,161	$1,248,195	$1,210,607
6/21	$1,208,244	$1,251,622	$1,211,996
7/21	$1,219,176	$1,262,003	$1,222,009
8/21	$1,215,632	$1,257,371	$1,217,397
9/21	$1,205,537	$1,248,297	$1,206,973
10/21	$1,203,325	$1,244,647	$1,204,682
11/21	$1,214,380	$1,255,243	$1,214,354
12/21	$1,214,753	$1,257,268	$1,215,968
1/22	$1,187,268	$1,222,853	$1,182,479
2/22	$1,181,213	$1,218,472	$1,180,023
3/22	$1,145,698	$1,178,973	$1,143,431
4/22	$1,112,949	$1,146,363	$1,114,231
5/22	$1,126,985	$1,163,392	$1,130,461
6/22	$1,106,433	$1,144,338	$1,115,440
7/22	$1,136,614	$1,174,573	$1,143,744
8/22	$1,110,414	$1,148,831	$1,119,542
9/22	$1,066,845	$1,104,738	$1,076,834
10/22	$1,059,611	$1,095,550	$1,069,642
11/22	$1,109,203	$1,146,793	$1,115,599
12/22	$1,107,450	$1,150,076	$1,119,683
1/23	$1,141,060	$1,183,112	$1,149,086
2/23	$1,113,678	$1,156,360	$1,123,322
3/23	$1,136,604	$1,182,017	$1,148,666
4/23	$1,136,483	$1,179,316	$1,145,267
5/23	$1,126,769	$1,169,097	$1,132,839
6/23	$1,136,410	$1,180,808	$1,142,874
7/23	$1,139,120	$1,185,479	$1,146,901
8/23	$1,127,199	$1,168,413	$1,130,482
9/23	$1,094,622	$1,134,168	$1,095,585
10/23	$1,078,352	$1,124,516	$1,087,588
11/23	$1,148,267	$1,195,902	$1,154,188
12/23	$1,180,710	$1,223,697	$1,179,202
1/24	$1,179,635	$1,217,448	$1,171,232
2/24	$1,179,981	$1,219,011	$1,172,928
3/24	$1,180,336	$1,218,973	$1,173,026
4/24	$1,166,636	$1,203,876	$1,157,901
5/24	$1,165,611	$1,200,344	$1,153,452
6/24	$1,185,893	$1,218,743	$1,170,125
7/24	$1,194,827	$1,229,852	$1,180,661
8/24	$1,202,401	$1,239,551	$1,191,028
9/24	$1,214,288	$1,251,802	$1,200,908
10/24	$1,197,513	$1,233,550	$1,185,764
11/24	$1,219,503	$1,254,858	$1,203,685
12/24	$1,202,655	$1,236,589	$1,187,421
1/25	$1,206,001	$1,242,787	$1,194,547
2/25	$1,220,666	$1,255,109	$1,206,482
3/25	$1,196,435	$1,233,838	$1,187,811
4/25	$1,191,136	$1,223,898	$1,179,521
5/25	$1,182,871	$1,224,684	$1,182,796
6/25	$1,192,213	$1,232,308	$1,190,774
7/25	$1,185,428	$1,229,819	$1,188,258
8/25	$1,196,336	$1,240,508	$1,199,343

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class I	(0.50)%	0.47%	1.81%
Bloomberg Municipal Bond Index	0.08%	0.40%	2.18%
Bloomberg Maryland Municipal Bond Index	0.70%	0.11%	1.83%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$88,088,701
# of Portfolio Holdings	101
Portfolio Turnover Rate	71%
Total Advisory Fees Paid	$289,642

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	7.7%
Senior Living/Life Care	3.0%
Lease Rev./Cert. of Participation	5.1%
Special Tax Revenue	7.1%
Education	7.3%
Transportation	13.3%
Housing	14.6%
Hospital	17.5%
General Obligations	24.4%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	6.7%
BB	2.2%
BBB	7.0%
A	22.3%
AA	36.5%
AAA	25.3%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report August 31, 2025

EIMDX-TSR-AR

Eaton Vance Missouri Municipal Income Fund

Class A ETMOX

Annual Shareholder Report August 31, 2025

This annual shareholder report contains important information about the Eaton Vance Missouri Municipal Income Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$74	0.74%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↑ Security selections in the electric sector, which outperformed the Index during the period, contributed to Fund returns

↑ An out-of-Index allocation to taxable municipal bonds helped Index-relative returns as taxable municipal bonds outperformed tax-exempt municipal bonds

↑ An out-of-Index exposure to variable-rate demand notes — typically considered a defensive investment — contributed to returns

↓ An overweight exposure to, and security selections in the hospital sector, which underperformed the Index, weighed on Index-relative returns

↓ An overweight allocation to bonds with 4% coupon rates detracted from returns during the period

↓ An overweight exposure to bonds with 17+ years to maturity also hurt performance during the period

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class A with Maximum Sales Charge	Bloomberg Municipal Bond Index	Bloomberg Missouri Municipal Bond Index
8/15	$9,675	$10,000	$10,000
9/15	$9,745	$10,072	$10,072
10/15	$9,785	$10,112	$10,099
11/15	$9,825	$10,153	$10,132
12/15	$9,907	$10,224	$10,191
1/16	$10,009	$10,346	$10,315
2/16	$10,018	$10,362	$10,336
3/16	$10,058	$10,395	$10,376
4/16	$10,118	$10,472	$10,449
5/16	$10,148	$10,500	$10,474
6/16	$10,324	$10,667	$10,658
7/16	$10,322	$10,673	$10,655
8/16	$10,383	$10,688	$10,672
9/16	$10,348	$10,634	$10,613
10/16	$10,271	$10,523	$10,497
11/16	$9,961	$10,130	$10,096
12/16	$10,032	$10,249	$10,238
1/17	$10,052	$10,317	$10,304
2/17	$10,103	$10,389	$10,383
3/17	$10,121	$10,411	$10,407
4/17	$10,183	$10,487	$10,482
5/17	$10,310	$10,653	$10,643
6/17	$10,275	$10,615	$10,624
7/17	$10,327	$10,701	$10,699
8/17	$10,401	$10,782	$10,768
9/17	$10,387	$10,727	$10,702
10/17	$10,329	$10,754	$10,745
11/17	$10,271	$10,696	$10,686
12/17	$10,344	$10,808	$10,787
1/18	$10,273	$10,681	$10,661
2/18	$10,279	$10,649	$10,636
3/18	$10,318	$10,688	$10,683
4/18	$10,291	$10,650	$10,648
5/18	$10,408	$10,772	$10,759
6/18	$10,425	$10,781	$10,771
7/18	$10,464	$10,807	$10,792
8/18	$10,492	$10,835	$10,818
9/18	$10,429	$10,765	$10,748
10/18	$10,356	$10,698	$10,679
11/18	$10,452	$10,817	$10,808
12/18	$10,536	$10,946	$10,942
1/19	$10,609	$11,029	$11,029
2/19	$10,683	$11,088	$11,080
3/19	$10,825	$11,263	$11,248
4/19	$10,852	$11,306	$11,293
5/19	$10,994	$11,462	$11,429
6/19	$11,032	$11,504	$11,478
7/19	$11,107	$11,597	$11,571
8/19	$11,286	$11,780	$11,768
9/19	$11,219	$11,685	$11,674
10/19	$11,209	$11,706	$11,687
11/19	$11,224	$11,735	$11,707
12/19	$11,251	$11,771	$11,747
1/20	$11,431	$11,983	$11,959
2/20	$11,576	$12,137	$12,120
3/20	$11,284	$11,697	$11,651
4/20	$11,133	$11,550	$11,485
5/20	$11,481	$11,918	$11,893
6/20	$11,532	$12,016	$12,001
7/20	$11,689	$12,218	$12,208
8/20	$11,629	$12,161	$12,159
9/20	$11,637	$12,163	$12,161
10/20	$11,608	$12,127	$12,123
11/20	$11,785	$12,310	$12,320
12/20	$11,841	$12,385	$12,420
1/21	$11,872	$12,464	$12,485
2/21	$11,663	$12,266	$12,282
3/21	$11,743	$12,341	$12,380
4/21	$11,847	$12,445	$12,496
5/21	$11,865	$12,482	$12,539
6/21	$11,884	$12,516	$12,590
7/21	$11,988	$12,620	$12,697
8/21	$11,946	$12,574	$12,638
9/21	$11,831	$12,483	$12,551
10/21	$11,813	$12,446	$12,496
11/21	$11,907	$12,552	$12,619
12/21	$11,926	$12,573	$12,638
1/22	$11,625	$12,229	$12,328
2/22	$11,572	$12,185	$12,287
3/22	$11,258	$11,790	$11,904
4/22	$10,944	$11,464	$11,547
5/22	$11,076	$11,634	$11,702
6/22	$10,863	$11,443	$11,515
7/22	$11,134	$11,746	$11,795
8/22	$10,893	$11,488	$11,559
9/22	$10,478	$11,047	$11,015
10/22	$10,389	$10,956	$10,888
11/22	$10,867	$11,468	$11,447
12/22	$10,891	$11,501	$11,479
1/23	$11,168	$11,831	$11,860
2/23	$10,905	$11,564	$11,563
3/23	$11,123	$11,820	$11,803
4/23	$11,114	$11,793	$11,799
5/23	$11,028	$11,691	$11,701
6/23	$11,121	$11,808	$11,824
7/23	$11,149	$11,855	$11,869
8/23	$11,011	$11,684	$11,703
9/23	$10,680	$11,342	$11,264
10/23	$10,529	$11,245	$11,131
11/23	$11,155	$11,959	$11,933
12/23	$11,433	$12,237	$12,243
1/24	$11,425	$12,174	$12,167
2/24	$11,431	$12,190	$12,170
3/24	$11,437	$12,190	$12,218
4/24	$11,312	$12,039	$12,064
5/24	$11,293	$12,003	$12,040
6/24	$11,458	$12,187	$12,253
7/24	$11,544	$12,299	$12,364
8/24	$11,619	$12,396	$12,459
9/24	$11,746	$12,518	$12,599
10/24	$11,579	$12,335	$12,395
11/24	$11,773	$12,549	$12,642
12/24	$11,605	$12,366	$12,411
1/25	$11,625	$12,428	$12,469
2/25	$11,765	$12,551	$12,608
3/25	$11,568	$12,338	$12,384
4/25	$11,480	$12,239	$12,270
5/25	$11,445	$12,247	$12,271
6/25	$11,575	$12,323	$12,322
7/25	$11,527	$12,298	$12,282
8/25	$11,628	$12,405	$12,400

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class A	0.09%	0.00%Footnote Reference*	1.86%
Class A with 3.25% Maximum Sales Charge	(3.13)%	(0.67)%	1.52%
Bloomberg Municipal Bond Index	0.08%	0.40%	2.18%
Bloomberg Missouri Municipal Bond Index	(0.47)%	0.39%	2.17%
Footnote	Description
Footnote*	Amount is less than 0.005% or (0.005)%, as applicable.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$86,004,726
# of Portfolio Holdings	88
Portfolio Turnover Rate	45%
Total Advisory Fees Paid	$270,645

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	1.9%
Special Tax Revenue	4.6%
Electric Utilities	5.0%
Water and Sewer	5.3%
Housing	5.4%
Senior Living/Life Care	5.9%
Lease Rev./Cert. of Participation	7.7%
Transportation	7.8%
Education	9.1%
Hospital	13.4%
General Obligations	33.9%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	5.6%
BB	2.2%
BBB	2.5%
A	19.5%
AA	69.0%
AAA	1.2%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report August 31, 2025

ETMOX-TSR-AR

Eaton Vance Missouri Municipal Income Fund

Class C ECMOX

Annual Shareholder Report August 31, 2025

This annual shareholder report contains important information about the Eaton Vance Missouri Municipal Income Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$149	1.49%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↓ An overweight exposure to, and security selections in the hospital sector, which underperformed the Index, weighed on Index-relative returns

↓ An overweight allocation to bonds with 4% coupon rates detracted from returns during the period

↓ An overweight exposure to bonds with 17+ years to maturity also hurt performance during the period

↑ Security selections in the electric sector, which outperformed the Index during the period, contributed to Fund returns

↑ An out-of-Index allocation to taxable municipal bonds helped Index-relative returns as taxable municipal bonds outperformed tax-exempt municipal bonds

↑ An out-of-Index exposure to variable-rate demand notes — typically considered a defensive investment — contributed to returns

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class C	Bloomberg Municipal Bond Index	Bloomberg Missouri Municipal Bond Index
8/15	$10,000	$10,000	$10,000
9/15	$10,072	$10,072	$10,072
10/15	$10,106	$10,112	$10,099
11/15	$10,150	$10,153	$10,132
12/15	$10,222	$10,224	$10,191
1/16	$10,314	$10,346	$10,315
2/16	$10,319	$10,362	$10,336
3/16	$10,353	$10,395	$10,376
4/16	$10,416	$10,472	$10,449
5/16	$10,439	$10,500	$10,474
6/16	$10,610	$10,667	$10,658
7/16	$10,604	$10,673	$10,655
8/16	$10,666	$10,688	$10,672
9/16	$10,621	$10,634	$10,613
10/16	$10,525	$10,523	$10,497
11/16	$10,214	$10,130	$10,096
12/16	$10,276	$10,249	$10,238
1/17	$10,290	$10,317	$10,304
2/17	$10,335	$10,389	$10,383
3/17	$10,348	$10,411	$10,407
4/17	$10,402	$10,487	$10,482
5/17	$10,515	$10,653	$10,643
6/17	$10,480	$10,615	$10,624
7/17	$10,524	$10,701	$10,699
8/17	$10,598	$10,782	$10,768
9/17	$10,582	$10,727	$10,702
10/17	$10,505	$10,754	$10,745
11/17	$10,447	$10,696	$10,686
12/17	$10,510	$10,808	$10,787
1/18	$10,431	$10,681	$10,661
2/18	$10,433	$10,649	$10,636
3/18	$10,466	$10,688	$10,683
4/18	$10,436	$10,650	$10,648
5/18	$10,540	$10,772	$10,759
6/18	$10,552	$10,781	$10,771
7/18	$10,594	$10,807	$10,792
8/18	$10,605	$10,835	$10,818
9/18	$10,534	$10,765	$10,748
10/18	$10,462	$10,698	$10,679
11/18	$10,546	$10,817	$10,808
12/18	$10,630	$10,946	$10,942
1/19	$10,692	$11,029	$11,029
2/19	$10,767	$11,088	$11,080
3/19	$10,891	$11,263	$11,248
4/19	$10,912	$11,306	$11,293
5/19	$11,058	$11,462	$11,429
6/19	$11,088	$11,504	$11,478
7/19	$11,162	$11,597	$11,571
8/19	$11,321	$11,780	$11,768
9/19	$11,245	$11,685	$11,674
10/19	$11,242	$11,706	$11,687
11/19	$11,240	$11,735	$11,707
12/19	$11,261	$11,771	$11,747
1/20	$11,430	$11,983	$11,959
2/20	$11,567	$12,137	$12,120
3/20	$11,266	$11,697	$11,651
4/20	$11,115	$11,550	$11,485
5/20	$11,457	$11,918	$11,893
6/20	$11,498	$12,016	$12,001
7/20	$11,645	$12,218	$12,208
8/20	$11,587	$12,161	$12,159
9/20	$11,577	$12,163	$12,161
10/20	$11,546	$12,127	$12,123
11/20	$11,711	$12,310	$12,320
12/20	$11,766	$12,385	$12,420
1/21	$11,789	$12,464	$12,485
2/21	$11,585	$12,266	$12,282
3/21	$11,651	$12,341	$12,380
4/21	$11,739	$12,445	$12,496
5/21	$11,761	$12,482	$12,539
6/21	$11,772	$12,516	$12,590
7/21	$11,859	$12,620	$12,697
8/21	$11,805	$12,574	$12,638
9/21	$11,697	$12,483	$12,551
10/21	$11,664	$12,446	$12,496
11/21	$11,753	$12,552	$12,619
12/21	$11,754	$12,573	$12,638
1/22	$11,457	$12,229	$12,328
2/22	$11,394	$12,185	$12,287
3/22	$11,087	$11,790	$11,904
4/22	$10,769	$11,464	$11,547
5/22	$10,893	$11,634	$11,702
6/22	$10,676	$11,443	$11,515
7/22	$10,935	$11,746	$11,795
8/22	$10,694	$11,488	$11,559
9/22	$10,276	$11,047	$11,015
10/22	$10,182	$10,956	$10,888
11/22	$10,646	$11,468	$11,447
12/22	$10,663	$11,501	$11,479
1/23	$10,926	$11,831	$11,860
2/23	$10,656	$11,564	$11,563
3/23	$10,867	$11,820	$11,803
4/23	$10,855	$11,793	$11,799
5/23	$10,763	$11,691	$11,701
6/23	$10,841	$11,808	$11,824
7/23	$10,862	$11,855	$11,869
8/23	$10,725	$11,684	$11,703
9/23	$10,384	$11,342	$11,264
10/23	$10,246	$11,245	$11,131
11/23	$10,851	$11,959	$11,933
12/23	$11,103	$12,237	$12,243
1/24	$11,092	$12,174	$12,167
2/24	$11,094	$12,190	$12,170
3/24	$11,084	$12,190	$12,218
4/24	$10,959	$12,039	$12,064
5/24	$10,937	$12,003	$12,040
6/24	$11,090	$12,187	$12,253
7/24	$11,162	$12,299	$12,364
8/24	$11,235	$12,396	$12,459
9/24	$11,354	$12,518	$12,599
10/24	$11,180	$12,335	$12,395
11/24	$11,358	$12,549	$12,642
12/24	$11,183	$12,366	$12,411
1/25	$11,208	$12,428	$12,469
2/25	$11,327	$12,551	$12,608
3/25	$11,139	$12,338	$12,384
4/25	$11,047	$12,239	$12,270
5/25	$11,001	$12,247	$12,271
6/25	$11,122	$12,323	$12,322
7/25	$11,064	$12,298	$12,282
8/25	$11,327	$12,405	$12,400

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	(0.65)%	(0.74)%	1.25%
Class C, with 1% Maximum Contingent Deferred Sales Charge and conversion to Class A after 8 years	(1.62)%	(0.74)%	1.25%
Bloomberg Municipal Bond Index	0.08%	0.40%	2.18%
Bloomberg Missouri Municipal Bond Index	(0.47)%	0.39%	2.17%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$86,004,726
# of Portfolio Holdings	88
Portfolio Turnover Rate	45%
Total Advisory Fees Paid	$270,645

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	1.9%
Special Tax Revenue	4.6%
Electric Utilities	5.0%
Water and Sewer	5.3%
Housing	5.4%
Senior Living/Life Care	5.9%
Lease Rev./Cert. of Participation	7.7%
Transportation	7.8%
Education	9.1%
Hospital	13.4%
General Obligations	33.9%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	5.6%
BB	2.2%
BBB	2.5%
A	19.5%
AA	69.0%
AAA	1.2%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report August 31, 2025

ECMOX-TSR-AR

Eaton Vance Missouri Municipal Income Fund

Class I EIMOX

Annual Shareholder Report August 31, 2025

This annual shareholder report contains important information about the Eaton Vance Missouri Municipal Income Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$54	0.54%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↑ Security selections in the electric sector, which outperformed the Index during the period, contributed to Fund returns

↑ An out-of-Index allocation to taxable municipal bonds helped Index-relative returns as taxable municipal bonds outperformed tax-exempt municipal bonds

↑ An out-of-Index exposure to variable-rate demand notes — typically considered a defensive investment — contributed to returns

↓ An overweight exposure to, and security selections in the hospital sector, which underperformed the Index, weighed on Index-relative returns

↓ An overweight allocation to bonds with 4% coupon rates detracted from returns during the period

↓ An overweight exposure to bonds with 17+ years to maturity also hurt performance during the period

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

	Class I	Bloomberg Municipal Bond Index	Bloomberg Missouri Municipal Bond Index
8/15	$1,000,000	$1,000,000	$1,000,000
9/15	$1,007,414	$1,007,244	$1,007,247
10/15	$1,011,721	$1,011,249	$1,009,893
11/15	$1,017,113	$1,015,269	$1,013,153
12/15	$1,024,626	$1,022,402	$1,019,092
1/16	$1,035,372	$1,034,601	$1,031,531
2/16	$1,036,464	$1,036,228	$1,033,595
3/16	$1,040,745	$1,039,511	$1,037,580
4/16	$1,048,274	$1,047,154	$1,044,942
5/16	$1,051,512	$1,049,987	$1,047,414
6/16	$1,069,917	$1,066,690	$1,065,772
7/16	$1,068,807	$1,067,342	$1,065,469
8/16	$1,076,355	$1,068,782	$1,067,222
9/16	$1,072,980	$1,063,448	$1,061,296
10/16	$1,064,097	$1,052,291	$1,049,687
11/16	$1,033,213	$1,013,045	$1,009,578
12/16	$1,040,819	$1,024,938	$1,023,773
1/17	$1,041,875	$1,031,695	$1,030,366
2/17	$1,048,473	$1,038,859	$1,038,293
3/17	$1,050,558	$1,041,115	$1,040,653
4/17	$1,057,095	$1,048,669	$1,048,221
5/17	$1,069,328	$1,065,312	$1,064,264
6/17	$1,067,029	$1,061,492	$1,062,415
7/17	$1,071,482	$1,070,080	$1,069,859
8/17	$1,080,425	$1,078,223	$1,076,769
9/17	$1,079,156	$1,072,741	$1,070,208
10/17	$1,072,278	$1,075,359	$1,074,536
11/17	$1,067,494	$1,069,601	$1,068,568
12/17	$1,075,258	$1,080,781	$1,078,667
1/18	$1,066,952	$1,068,057	$1,066,081
2/18	$1,067,759	$1,064,866	$1,063,620
3/18	$1,072,014	$1,068,796	$1,068,318
4/18	$1,070,479	$1,064,982	$1,064,776
5/18	$1,081,704	$1,077,177	$1,075,948
6/18	$1,083,676	$1,078,096	$1,077,063
7/18	$1,087,871	$1,080,712	$1,079,190
8/18	$1,090,951	$1,083,488	$1,081,838
9/18	$1,084,660	$1,076,473	$1,074,752
10/18	$1,077,174	$1,069,844	$1,067,856
11/18	$1,087,365	$1,081,686	$1,080,803
12/18	$1,096,331	$1,094,637	$1,094,201
1/19	$1,104,105	$1,102,912	$1,102,899
2/19	$1,111,949	$1,108,817	$1,107,968
3/19	$1,126,866	$1,126,345	$1,124,817
4/19	$1,129,849	$1,130,578	$1,129,260
5/19	$1,146,031	$1,146,164	$1,142,880
6/19	$1,148,963	$1,150,397	$1,147,834
7/19	$1,158,161	$1,159,668	$1,157,063
8/19	$1,175,819	$1,177,960	$1,176,789
9/19	$1,169,009	$1,168,517	$1,167,431
10/19	$1,168,214	$1,170,611	$1,168,747
11/19	$1,169,955	$1,173,539	$1,170,703
12/19	$1,172,991	$1,177,122	$1,174,737
1/20	$1,191,921	$1,198,271	$1,195,944
2/20	$1,207,163	$1,213,723	$1,212,018
3/20	$1,176,942	$1,169,698	$1,165,050
4/20	$1,161,384	$1,155,018	$1,148,521
5/20	$1,197,796	$1,191,761	$1,189,310
6/20	$1,203,242	$1,201,569	$1,200,053
7/20	$1,219,748	$1,221,807	$1,220,796
8/20	$1,215,026	$1,216,074	$1,215,906
9/20	$1,214,766	$1,216,332	$1,216,053
10/20	$1,211,987	$1,212,678	$1,212,318
11/20	$1,230,668	$1,230,978	$1,231,975
12/20	$1,236,681	$1,238,477	$1,241,963
1/21	$1,240,155	$1,246,369	$1,248,491
2/21	$1,219,753	$1,226,566	$1,228,217
3/21	$1,227,036	$1,234,131	$1,237,960
4/21	$1,238,087	$1,244,482	$1,249,581
5/21	$1,241,510	$1,248,195	$1,253,906
6/21	$1,243,644	$1,251,622	$1,258,958
7/21	$1,253,452	$1,262,003	$1,269,728
8/21	$1,249,319	$1,257,371	$1,263,783
9/21	$1,238,780	$1,248,297	$1,255,073
10/21	$1,235,871	$1,244,647	$1,249,640
11/21	$1,247,109	$1,255,243	$1,261,914
12/21	$1,248,035	$1,257,268	$1,263,752
1/22	$1,216,789	$1,222,853	$1,232,750
2/22	$1,211,412	$1,218,472	$1,228,739
3/22	$1,178,776	$1,178,973	$1,190,430
4/22	$1,146,155	$1,146,363	$1,154,656
5/22	$1,161,499	$1,163,392	$1,170,219
6/22	$1,138,037	$1,144,338	$1,151,544
7/22	$1,167,965	$1,174,573	$1,179,496
8/22	$1,141,591	$1,148,831	$1,155,852
9/22	$1,098,365	$1,104,738	$1,101,450
10/22	$1,089,270	$1,095,550	$1,088,784
11/22	$1,140,741	$1,146,793	$1,144,693
12/22	$1,142,219	$1,150,076	$1,147,864
1/23	$1,171,374	$1,183,112	$1,186,006
2/23	$1,144,050	$1,156,360	$1,156,307
3/23	$1,167,104	$1,182,017	$1,180,270
4/23	$1,166,283	$1,179,316	$1,179,928
5/23	$1,157,456	$1,169,097	$1,170,099
6/23	$1,167,396	$1,180,808	$1,182,397
7/23	$1,170,602	$1,185,479	$1,186,947
8/23	$1,156,300	$1,168,413	$1,170,334
9/23	$1,121,790	$1,134,168	$1,126,416
10/23	$1,106,085	$1,124,516	$1,113,051
11/23	$1,173,365	$1,195,902	$1,193,318
12/23	$1,201,382	$1,223,697	$1,224,274
1/24	$1,202,144	$1,217,448	$1,216,684
2/24	$1,202,963	$1,219,011	$1,216,967
3/24	$1,202,422	$1,218,973	$1,221,761
4/24	$1,189,525	$1,203,876	$1,206,447
5/24	$1,187,661	$1,200,344	$1,204,046
6/24	$1,205,235	$1,218,743	$1,225,269
7/24	$1,214,517	$1,229,852	$1,236,386
8/24	$1,222,539	$1,239,551	$1,245,920
9/24	$1,236,096	$1,251,802	$1,259,946
10/24	$1,218,753	$1,233,550	$1,239,527
11/24	$1,239,416	$1,254,858	$1,264,176
12/24	$1,221,952	$1,236,589	$1,241,144
1/25	$1,225,638	$1,242,787	$1,246,878
2/25	$1,239,159	$1,255,109	$1,260,761
3/25	$1,218,643	$1,233,838	$1,238,421
4/25	$1,210,970	$1,223,898	$1,227,021
5/25	$1,206,138	$1,224,684	$1,227,059
6/25	$1,221,443	$1,232,308	$1,232,160
7/25	$1,215,120	$1,229,819	$1,228,245
8/25	$1,226,171	$1,240,508	$1,240,021

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class I	0.30%	0.18%	2.06%
Bloomberg Municipal Bond Index	0.08%	0.40%	2.18%
Bloomberg Missouri Municipal Bond Index	(0.47)%	0.39%	2.17%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$86,004,726
# of Portfolio Holdings	88
Portfolio Turnover Rate	45%
Total Advisory Fees Paid	$270,645

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	1.9%
Special Tax Revenue	4.6%
Electric Utilities	5.0%
Water and Sewer	5.3%
Housing	5.4%
Senior Living/Life Care	5.9%
Lease Rev./Cert. of Participation	7.7%
Transportation	7.8%
Education	9.1%
Hospital	13.4%
General Obligations	33.9%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	5.6%
BB	2.2%
BBB	2.5%
A	19.5%
AA	69.0%
AAA	1.2%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report August 31, 2025

EIMOX-TSR-AR

Eaton Vance North Carolina Municipal Income Fund

Class A ETNCX

Annual Shareholder Report August 31, 2025

This annual shareholder report contains important information about the Eaton Vance North Carolina Municipal Income Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$71	0.71%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↓ An overweight allocation to bonds with 4% coupon rates detracted from Index-relative returns during the period

↓ An overweight exposure to bonds with 17+ years to maturity also hurt performance

↓ An overweight position and security selections in the hospital sector, which underperformed the Index, also weighed on Index-relative returns

↑ Security selections in A-rated bonds contributed to returns during the period

↑ Security selections in bonds with 8-12 years remaining to maturity also contributed to performance during the period

↑ Out-of-Index exposures to variable-rate demand notes and floating-rate notes — typically considered defensive investments — contributed to returns

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class A with Maximum Sales Charge	Bloomberg Municipal Bond Index	Bloomberg North Carolina Municipal Bond Index
8/15	$9,675	$10,000	$10,000
9/15	$9,733	$10,072	$10,064
10/15	$9,760	$10,112	$10,094
11/15	$9,799	$10,153	$10,110
12/15	$9,870	$10,224	$10,156
1/16	$9,984	$10,346	$10,261
2/16	$10,001	$10,362	$10,284
3/16	$10,040	$10,395	$10,297
4/16	$10,111	$10,472	$10,355
5/16	$10,138	$10,500	$10,369
6/16	$10,284	$10,667	$10,506
7/16	$10,278	$10,673	$10,515
8/16	$10,315	$10,688	$10,533
9/16	$10,264	$10,634	$10,484
10/16	$10,181	$10,523	$10,408
11/16	$9,854	$10,130	$10,085
12/16	$9,936	$10,249	$10,189
1/17	$9,963	$10,317	$10,252
2/17	$10,013	$10,389	$10,325
3/17	$10,040	$10,411	$10,343
4/17	$10,101	$10,487	$10,410
5/17	$10,217	$10,653	$10,539
6/17	$10,199	$10,615	$10,507
7/17	$10,237	$10,701	$10,576
8/17	$10,309	$10,782	$10,639
9/17	$10,279	$10,727	$10,566
10/17	$10,259	$10,754	$10,584
11/17	$10,195	$10,696	$10,517
12/17	$10,278	$10,808	$10,603
1/18	$10,179	$10,681	$10,513
2/18	$10,148	$10,649	$10,493
3/18	$10,163	$10,688	$10,510
4/18	$10,143	$10,650	$10,478
5/18	$10,227	$10,772	$10,578
6/18	$10,242	$10,781	$10,583
7/18	$10,268	$10,807	$10,609
8/18	$10,283	$10,835	$10,627
9/18	$10,227	$10,765	$10,567
10/18	$10,160	$10,698	$10,518
11/18	$10,257	$10,817	$10,629
12/18	$10,353	$10,946	$10,742
1/19	$10,424	$11,029	$10,830
2/19	$10,459	$11,088	$10,875
3/19	$10,577	$11,263	$11,001
4/19	$10,600	$11,306	$11,034
5/19	$10,729	$11,462	$11,156
6/19	$10,774	$11,504	$11,197
7/19	$10,844	$11,597	$11,291
8/19	$11,022	$11,780	$11,448
9/19	$10,948	$11,685	$11,348
10/19	$10,945	$11,706	$11,376
11/19	$10,956	$11,735	$11,404
12/19	$10,978	$11,771	$11,433
1/20	$11,171	$11,983	$11,618
2/20	$11,315	$12,137	$11,752
3/20	$10,949	$11,697	$11,402
4/20	$10,790	$11,550	$11,326
5/20	$11,093	$11,918	$11,705
6/20	$11,176	$12,016	$11,757
7/20	$11,344	$12,218	$11,925
8/20	$11,291	$12,161	$11,880
9/20	$11,286	$12,163	$11,898
10/20	$11,255	$12,127	$11,856
11/20	$11,421	$12,310	$11,995
12/20	$11,475	$12,385	$12,026
1/21	$11,542	$12,464	$12,084
2/21	$11,363	$12,266	$11,916
3/21	$11,405	$12,341	$11,983
4/21	$11,510	$12,445	$12,065
5/21	$11,526	$12,482	$12,084
6/21	$11,555	$12,516	$12,108
7/21	$11,645	$12,620	$12,208
8/21	$11,610	$12,574	$12,152
9/21	$11,512	$12,483	$12,062
10/21	$11,490	$12,446	$12,029
11/21	$11,568	$12,552	$12,124
12/21	$11,570	$12,573	$12,137
1/22	$11,295	$12,229	$11,819
2/22	$11,235	$12,185	$11,778
3/22	$10,947	$11,790	$11,375
4/22	$10,672	$11,464	$11,079
5/22	$10,800	$11,634	$11,223
6/22	$10,651	$11,443	$11,080
7/22	$10,896	$11,746	$11,369
8/22	$10,670	$11,488	$11,107
9/22	$10,332	$11,047	$10,660
10/22	$10,273	$10,956	$10,580
11/22	$10,649	$11,468	$11,069
12/22	$10,681	$11,501	$11,110
1/23	$10,930	$11,831	$11,428
2/23	$10,708	$11,564	$11,177
3/23	$10,896	$11,820	$11,435
4/23	$10,880	$11,793	$11,394
5/23	$10,760	$11,691	$11,274
6/23	$10,849	$11,808	$11,381
7/23	$10,859	$11,855	$11,420
8/23	$10,753	$11,684	$11,220
9/23	$10,481	$11,342	$10,879
10/23	$10,338	$11,245	$10,779
11/23	$10,941	$11,959	$11,470
12/23	$11,205	$12,237	$11,733
1/24	$11,193	$12,174	$11,654
2/24	$11,195	$12,190	$11,669
3/24	$11,196	$12,190	$11,682
4/24	$11,093	$12,039	$11,531
5/24	$11,081	$12,003	$11,482
6/24	$11,244	$12,187	$11,653
7/24	$11,340	$12,299	$11,772
8/24	$11,396	$12,396	$11,869
9/24	$11,507	$12,518	$11,982
10/24	$11,322	$12,335	$11,795
11/24	$11,514	$12,549	$11,992
12/24	$11,356	$12,366	$11,811
1/25	$11,386	$12,428	$11,890
2/25	$11,512	$12,551	$12,020
3/25	$11,297	$12,338	$11,818
4/25	$11,232	$12,239	$11,715
5/25	$11,181	$12,247	$11,740
6/25	$11,254	$12,323	$11,824
7/25	$11,188	$12,298	$11,816
8/25	$11,270	$12,405	$11,916

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class A	(1.07)%	(0.03)%	1.54%
Class A with 3.25% Maximum Sales Charge	(4.33)%	(0.69)%	1.20%
Bloomberg Municipal Bond Index	0.08%	0.40%	2.18%
Bloomberg North Carolina Municipal Bond Index	0.40%	0.06%	1.77%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$230,637,441
# of Portfolio Holdings	171
Portfolio Turnover Rate	73%
Total Advisory Fees Paid	$864,614

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	5.0%
Electric Utilities	4.7%
Senior Living/Life Care	6.6%
Housing	7.2%
Lease Rev./Cert. of Participation	8.3%
Education	9.0%
General Obligations	11.0%
Transportation	12.7%
Hospital	12.7%
Water and Sewer	22.8%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	4.9%
BB	0.1%
BBB	6.1%
A	3.8%
AA	64.2%
AAA	20.9%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report August 31, 2025

ETNCX-TSR-AR

Eaton Vance North Carolina Municipal Income Fund

Class C ECNCX

Annual Shareholder Report August 31, 2025

This annual shareholder report contains important information about the Eaton Vance North Carolina Municipal Income Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$145	1.46%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↓ An overweight allocation to bonds with 4% coupon rates detracted from Index-relative returns during the period

↓ An overweight exposure to bonds with 17+ years to maturity also hurt performance

↓ An overweight position and security selections in the hospital sector, which underperformed the Index, also weighed on Index-relative returns

↑ Security selections in A-rated bonds contributed to returns during the period

↑ Security selections in bonds with 8-12 years remaining to maturity also contributed to performance during the period

↑ Out-of-Index exposures to variable-rate demand notes and floating-rate notes — typically considered defensive investments — contributed to returns

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class C	Bloomberg Municipal Bond Index	Bloomberg North Carolina Municipal Bond Index
8/15	$10,000	$10,000	$10,000
9/15	$10,051	$10,072	$10,064
10/15	$10,073	$10,112	$10,094
11/15	$10,117	$10,153	$10,110
12/15	$10,180	$10,224	$10,156
1/16	$10,285	$10,346	$10,261
2/16	$10,297	$10,362	$10,284
3/16	$10,340	$10,395	$10,297
4/16	$10,404	$10,472	$10,355
5/16	$10,414	$10,500	$10,369
6/16	$10,560	$10,667	$10,506
7/16	$10,549	$10,673	$10,515
8/16	$10,580	$10,688	$10,533
9/16	$10,527	$10,634	$10,484
10/16	$10,432	$10,523	$10,408
11/16	$10,096	$10,130	$10,085
12/16	$10,169	$10,249	$10,189
1/17	$10,190	$10,317	$10,252
2/17	$10,234	$10,389	$10,325
3/17	$10,255	$10,411	$10,343
4/17	$10,308	$10,487	$10,410
5/17	$10,424	$10,653	$10,539
6/17	$10,392	$10,615	$10,507
7/17	$10,424	$10,701	$10,576
8/17	$10,497	$10,782	$10,639
9/17	$10,464	$10,727	$10,566
10/17	$10,430	$10,754	$10,584
11/17	$10,365	$10,696	$10,517
12/17	$10,439	$10,808	$10,603
1/18	$10,340	$10,681	$10,513
2/18	$10,297	$10,649	$10,493
3/18	$10,306	$10,688	$10,510
4/18	$10,272	$10,650	$10,478
5/18	$10,357	$10,772	$10,578
6/18	$10,356	$10,781	$10,583
7/18	$10,386	$10,807	$10,609
8/18	$10,395	$10,835	$10,627
9/18	$10,328	$10,765	$10,567
10/18	$10,260	$10,698	$10,518
11/18	$10,346	$10,817	$10,629
12/18	$10,432	$10,946	$10,742
1/19	$10,493	$11,029	$10,830
2/19	$10,533	$11,088	$10,875
3/19	$10,638	$11,263	$11,001
4/19	$10,655	$11,306	$11,034
5/19	$10,781	$11,462	$11,156
6/19	$10,818	$11,504	$11,197
7/19	$10,889	$11,597	$11,291
8/19	$11,050	$11,780	$11,448
9/19	$10,964	$11,685	$11,348
10/19	$10,967	$11,706	$11,376
11/19	$10,961	$11,735	$11,404
12/19	$10,988	$11,771	$11,433
1/20	$11,173	$11,983	$11,618
2/20	$11,302	$12,137	$11,752
3/20	$10,934	$11,697	$11,402
4/20	$10,770	$11,550	$11,326
5/20	$11,069	$11,918	$11,705
6/20	$11,140	$12,016	$11,757
7/20	$11,302	$12,218	$11,925
8/20	$11,236	$12,161	$11,880
9/20	$11,226	$12,163	$11,898
10/20	$11,191	$12,127	$11,856
11/20	$11,350	$12,310	$11,995
12/20	$11,394	$12,385	$12,026
1/21	$11,461	$12,464	$12,084
2/21	$11,268	$12,266	$11,916
3/21	$11,301	$12,341	$11,983
4/21	$11,392	$12,445	$12,065
5/21	$11,412	$12,482	$12,084
6/21	$11,433	$12,516	$12,108
7/21	$11,520	$12,620	$12,208
8/21	$11,471	$12,574	$12,152
9/21	$11,375	$12,483	$12,062
10/21	$11,337	$12,446	$12,029
11/21	$11,414	$12,552	$12,124
12/21	$11,409	$12,573	$12,137
1/22	$11,128	$12,229	$11,819
2/22	$11,068	$12,185	$11,778
3/22	$10,764	$11,790	$11,375
4/22	$10,495	$11,464	$11,079
5/22	$10,618	$11,634	$11,223
6/22	$10,454	$11,443	$11,080
7/22	$10,683	$11,746	$11,369
8/22	$10,472	$11,488	$11,107
9/22	$10,123	$11,047	$10,660
10/22	$10,065	$10,956	$10,580
11/22	$10,425	$11,468	$11,069
12/22	$10,448	$11,501	$11,110
1/23	$10,682	$11,831	$11,428
2/23	$10,463	$11,564	$11,177
3/23	$10,640	$11,820	$11,435
4/23	$10,620	$11,793	$11,394
5/23	$10,495	$11,691	$11,274
6/23	$10,570	$11,808	$11,381
7/23	$10,575	$11,855	$11,420
8/23	$10,474	$11,684	$11,220
9/23	$10,199	$11,342	$10,879
10/23	$10,054	$11,245	$10,779
11/23	$10,630	$11,959	$11,470
12/23	$10,875	$12,237	$11,733
1/24	$10,860	$12,174	$11,654
2/24	$10,857	$12,190	$11,669
3/24	$10,853	$12,190	$11,682
4/24	$10,743	$12,039	$11,531
5/24	$10,716	$12,003	$11,482
6/24	$10,881	$12,187	$11,653
7/24	$10,962	$12,299	$11,772
8/24	$11,008	$12,396	$11,869
9/24	$11,103	$12,518	$11,982
10/24	$10,932	$12,335	$11,795
11/24	$11,112	$12,549	$11,992
12/24	$10,940	$12,366	$11,811
1/25	$10,963	$12,428	$11,890
2/25	$11,083	$12,551	$12,020
3/25	$10,862	$12,338	$11,818
4/25	$10,800	$12,239	$11,715
5/25	$10,749	$12,247	$11,740
6/25	$10,797	$12,323	$11,824
7/25	$10,734	$12,298	$11,816
8/25	$10,982	$12,405	$11,916

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	(1.84)%	(0.78)%	0.94%
Class C, with 1% Maximum Contingent Deferred Sales Charge and conversion to Class A after 8 years	(2.79)%	(0.78)%	0.94%
Bloomberg Municipal Bond Index	0.08%	0.40%	2.18%
Bloomberg North Carolina Municipal Bond Index	0.40%	0.06%	1.77%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$230,637,441
# of Portfolio Holdings	171
Portfolio Turnover Rate	73%
Total Advisory Fees Paid	$864,614

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	5.0%
Electric Utilities	4.7%
Senior Living/Life Care	6.6%
Housing	7.2%
Lease Rev./Cert. of Participation	8.3%
Education	9.0%
General Obligations	11.0%
Transportation	12.7%
Hospital	12.7%
Water and Sewer	22.8%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	4.9%
BB	0.1%
BBB	6.1%
A	3.8%
AA	64.2%
AAA	20.9%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report August 31, 2025

ECNCX-TSR-AR

Eaton Vance North Carolina Municipal Income Fund

Class I EINCX

Annual Shareholder Report August 31, 2025

This annual shareholder report contains important information about the Eaton Vance North Carolina Municipal Income Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$51	0.51%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↓ An overweight allocation to bonds with 4% coupon rates detracted from Index-relative returns during the period

↓ An overweight exposure to bonds with 17+ years to maturity also hurt performance

↓ An overweight position and security selections in the hospital sector, which underperformed the Index, also weighed on Index-relative returns

↑ Security selections in A-rated bonds contributed to returns during the period

↑ Security selections in bonds with 8-12 years remaining to maturity also contributed to performance during the period

↑ Out-of-Index exposures to variable-rate demand notes and floating-rate notes — typically considered defensive investments — contributed to returns

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

	Class I	Bloomberg Municipal Bond Index	Bloomberg North Carolina Municipal Bond Index
8/15	$1,000,000	$1,000,000	$1,000,000
9/15	$1,006,132	$1,007,244	$1,006,353
10/15	$1,010,220	$1,011,249	$1,009,370
11/15	$1,014,419	$1,015,269	$1,011,041
12/15	$1,021,934	$1,022,402	$1,015,567
1/16	$1,032,745	$1,034,601	$1,026,105
2/16	$1,034,693	$1,036,228	$1,028,361
3/16	$1,040,009	$1,039,511	$1,029,686
4/16	$1,047,500	$1,047,154	$1,035,549
5/16	$1,049,341	$1,049,987	$1,036,855
6/16	$1,064,674	$1,066,690	$1,050,574
7/16	$1,064,183	$1,067,342	$1,051,508
8/16	$1,068,165	$1,068,782	$1,053,254
9/16	$1,063,132	$1,063,448	$1,048,382
10/16	$1,054,642	$1,052,291	$1,040,817
11/16	$1,022,224	$1,013,045	$1,008,537
12/16	$1,029,691	$1,024,938	$1,018,883
1/17	$1,033,839	$1,031,695	$1,025,233
2/17	$1,038,007	$1,038,859	$1,032,451
3/17	$1,040,987	$1,041,115	$1,034,279
4/17	$1,047,452	$1,048,669	$1,040,983
5/17	$1,060,832	$1,065,312	$1,053,924
6/17	$1,057,993	$1,061,492	$1,050,722
7/17	$1,062,124	$1,070,080	$1,057,641
8/17	$1,069,719	$1,078,223	$1,063,887
9/17	$1,066,807	$1,072,741	$1,056,568
10/17	$1,064,973	$1,075,359	$1,058,361
11/17	$1,059,669	$1,069,601	$1,051,671
12/17	$1,068,482	$1,080,781	$1,060,311
1/18	$1,058,375	$1,068,057	$1,051,347
2/18	$1,054,212	$1,064,866	$1,049,281
3/18	$1,057,130	$1,068,796	$1,051,025
4/18	$1,054,014	$1,064,982	$1,047,818
5/18	$1,062,890	$1,077,177	$1,057,817
6/18	$1,064,634	$1,078,096	$1,058,258
7/18	$1,067,531	$1,080,712	$1,060,856
8/18	$1,070,428	$1,083,488	$1,062,721
9/18	$1,063,647	$1,076,473	$1,056,727
10/18	$1,058,036	$1,069,844	$1,051,836
11/18	$1,067,080	$1,081,686	$1,062,915
12/18	$1,077,296	$1,094,637	$1,074,233
1/19	$1,084,832	$1,102,912	$1,083,004
2/19	$1,089,900	$1,108,817	$1,087,488
3/19	$1,101,082	$1,126,345	$1,100,142
4/19	$1,103,627	$1,130,578	$1,103,419
5/19	$1,117,242	$1,146,164	$1,115,648
6/19	$1,122,116	$1,150,397	$1,119,707
7/19	$1,130,825	$1,159,668	$1,129,113
8/19	$1,148,248	$1,177,960	$1,144,765
9/19	$1,140,750	$1,168,517	$1,134,757
10/19	$1,141,916	$1,170,611	$1,137,637
11/19	$1,141,962	$1,173,539	$1,140,420
12/19	$1,145,776	$1,177,122	$1,143,308
1/20	$1,164,710	$1,198,271	$1,161,837
2/20	$1,179,900	$1,213,723	$1,175,196
3/20	$1,142,039	$1,169,698	$1,140,200
4/20	$1,125,670	$1,155,018	$1,132,580
5/20	$1,158,685	$1,191,761	$1,170,478
6/20	$1,166,222	$1,201,569	$1,175,722
7/20	$1,183,898	$1,221,807	$1,192,480
8/20	$1,178,565	$1,216,074	$1,188,001
9/20	$1,179,527	$1,216,332	$1,189,784
10/20	$1,176,540	$1,212,678	$1,185,607
11/20	$1,193,987	$1,230,978	$1,199,500
12/20	$1,199,823	$1,238,477	$1,202,565
1/21	$1,207,001	$1,246,369	$1,208,380
2/21	$1,187,227	$1,226,566	$1,191,625
3/21	$1,191,879	$1,234,131	$1,198,317
4/21	$1,203,036	$1,244,482	$1,206,522
5/21	$1,206,175	$1,248,195	$1,208,419
6/21	$1,208,077	$1,251,622	$1,210,780
7/21	$1,218,963	$1,262,003	$1,220,809
8/21	$1,215,545	$1,257,371	$1,215,168
9/21	$1,205,587	$1,248,297	$1,206,208
10/21	$1,202,120	$1,244,647	$1,202,926
11/21	$1,211,776	$1,255,243	$1,212,379
12/21	$1,212,197	$1,257,268	$1,213,747
1/22	$1,182,389	$1,222,853	$1,181,903
2/22	$1,177,639	$1,218,472	$1,177,771
3/22	$1,146,402	$1,178,973	$1,137,545
4/22	$1,117,844	$1,146,363	$1,107,903
5/22	$1,132,777	$1,163,392	$1,122,348
6/22	$1,116,099	$1,144,338	$1,108,027
7/22	$1,141,838	$1,174,573	$1,136,899
8/22	$1,119,818	$1,148,831	$1,110,654
9/22	$1,083,293	$1,104,738	$1,066,047
10/22	$1,077,342	$1,095,550	$1,058,030
11/22	$1,118,199	$1,146,793	$1,106,914
12/22	$1,120,342	$1,150,076	$1,110,974
1/23	$1,146,662	$1,183,112	$1,142,819
2/23	$1,123,564	$1,156,360	$1,117,749
3/23	$1,144,793	$1,182,017	$1,143,507
4/23	$1,141,913	$1,179,316	$1,139,439
5/23	$1,129,616	$1,169,097	$1,127,358
6/23	$1,139,051	$1,180,808	$1,138,092
7/23	$1,140,321	$1,185,479	$1,142,024
8/23	$1,130,840	$1,168,413	$1,122,049
9/23	$1,101,084	$1,134,168	$1,087,902
10/23	$1,086,311	$1,124,516	$1,077,869
11/23	$1,151,075	$1,195,902	$1,146,975
12/23	$1,177,592	$1,223,697	$1,173,263
1/24	$1,176,586	$1,217,448	$1,165,372
2/24	$1,176,964	$1,219,011	$1,166,899
3/24	$1,177,328	$1,218,973	$1,168,197
4/24	$1,166,628	$1,203,876	$1,153,090
5/24	$1,165,649	$1,200,344	$1,148,244
6/24	$1,184,293	$1,218,743	$1,165,303
7/24	$1,193,157	$1,229,852	$1,177,245
8/24	$1,199,317	$1,239,551	$1,186,887
9/24	$1,211,145	$1,251,802	$1,198,248
10/24	$1,193,334	$1,233,550	$1,179,548
11/24	$1,213,761	$1,254,858	$1,199,181
12/24	$1,195,873	$1,236,589	$1,181,123
1/25	$1,199,326	$1,242,787	$1,188,995
2/25	$1,212,664	$1,255,109	$1,202,011
3/25	$1,190,304	$1,233,838	$1,181,811
4/25	$1,185,188	$1,223,898	$1,171,513
5/25	$1,178,537	$1,224,684	$1,173,996
6/25	$1,186,414	$1,232,308	$1,182,390
7/25	$1,179,715	$1,229,819	$1,181,589
8/25	$1,189,023	$1,240,508	$1,191,646

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class I	(0.86)%	0.18%	1.74%
Bloomberg Municipal Bond Index	0.08%	0.40%	2.18%
Bloomberg North Carolina Municipal Bond Index	0.40%	0.06%	1.77%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$230,637,441
# of Portfolio Holdings	171
Portfolio Turnover Rate	73%
Total Advisory Fees Paid	$864,614

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	5.0%
Electric Utilities	4.7%
Senior Living/Life Care	6.6%
Housing	7.2%
Lease Rev./Cert. of Participation	8.3%
Education	9.0%
General Obligations	11.0%
Transportation	12.7%
Hospital	12.7%
Water and Sewer	22.8%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	4.9%
BB	0.1%
BBB	6.1%
A	3.8%
AA	64.2%
AAA	20.9%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report August 31, 2025

EINCX-TSR-AR

Eaton Vance Oregon Municipal Income Fund

Class A ETORX

Annual Shareholder Report August 31, 2025

This annual shareholder report contains important information about the Eaton Vance Oregon Municipal Income Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$72	0.72%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↓ An overweight position and security selections in the water & sewer sector detracted from Index-relative returns during the period

↓ An overweight exposure to bonds with 17+ years to maturity also hurt performance

↓ Security selections in AAA-rated bonds also weighed on Index-relative returns during the period

↑ An underweight position and security selections in bonds with 4% coupon rates contributed to returns during the period

↑ An out-of-Index allocation to taxable municipal bonds helped returns as taxable municipal bonds outperformed tax-exempt municipal bonds

↑ Security selections in the hospital sector also contributed to returns during the period

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class A with Maximum Sales Charge	Bloomberg Municipal Bond Index	Bloomberg Oregon Municipal Bond Index
8/15	$9,675	$10,000	$10,000
9/15	$9,785	$10,072	$10,077
10/15	$9,804	$10,112	$10,109
11/15	$9,847	$10,153	$10,137
12/15	$9,889	$10,224	$10,206
1/16	$10,012	$10,346	$10,334
2/16	$10,041	$10,362	$10,345
3/16	$10,105	$10,395	$10,385
4/16	$10,191	$10,472	$10,455
5/16	$10,209	$10,500	$10,471
6/16	$10,388	$10,667	$10,643
7/16	$10,371	$10,673	$10,638
8/16	$10,447	$10,688	$10,643
9/16	$10,430	$10,634	$10,601
10/16	$10,343	$10,523	$10,507
11/16	$10,022	$10,130	$10,120
12/16	$10,099	$10,249	$10,257
1/17	$10,130	$10,317	$10,322
2/17	$10,184	$10,389	$10,384
3/17	$10,203	$10,411	$10,405
4/17	$10,281	$10,487	$10,478
5/17	$10,418	$10,653	$10,640
6/17	$10,377	$10,615	$10,603
7/17	$10,421	$10,701	$10,692
8/17	$10,487	$10,782	$10,760
9/17	$10,458	$10,727	$10,689
10/17	$10,356	$10,754	$10,712
11/17	$10,326	$10,696	$10,631
12/17	$10,382	$10,808	$10,758
1/18	$10,327	$10,681	$10,634
2/18	$10,322	$10,649	$10,591
3/18	$10,366	$10,688	$10,632
4/18	$10,360	$10,650	$10,591
5/18	$10,465	$10,772	$10,702
6/18	$10,472	$10,781	$10,717
7/18	$10,526	$10,807	$10,736
8/18	$10,531	$10,835	$10,764
9/18	$10,486	$10,765	$10,692
10/18	$10,428	$10,698	$10,625
11/18	$10,520	$10,817	$10,759
12/18	$10,624	$10,946	$10,898
1/19	$10,716	$11,029	$10,987
2/19	$10,769	$11,088	$11,042
3/19	$10,885	$11,263	$11,203
4/19	$10,910	$11,306	$11,239
5/19	$11,037	$11,462	$11,388
6/19	$11,074	$11,504	$11,435
7/19	$11,162	$11,597	$11,523
8/19	$11,352	$11,780	$11,714
9/19	$11,274	$11,685	$11,605
10/19	$11,272	$11,706	$11,633
11/19	$11,284	$11,735	$11,669
12/19	$11,309	$11,771	$11,697
1/20	$11,491	$11,983	$11,910
2/20	$11,633	$12,137	$12,056
3/20	$11,360	$11,697	$11,741
4/20	$11,255	$11,550	$11,666
5/20	$11,594	$11,918	$12,062
6/20	$11,658	$12,016	$12,081
7/20	$11,813	$12,218	$12,276
8/20	$11,757	$12,161	$12,206
9/20	$11,752	$12,163	$12,209
10/20	$11,719	$12,127	$12,177
11/20	$11,885	$12,310	$12,350
12/20	$11,942	$12,385	$12,401
1/21	$11,973	$12,464	$12,451
2/21	$11,765	$12,266	$12,234
3/21	$11,823	$12,341	$12,304
4/21	$11,909	$12,445	$12,401
5/21	$11,953	$12,482	$12,435
6/21	$11,971	$12,516	$12,438
7/21	$12,055	$12,620	$12,556
8/21	$12,019	$12,574	$12,519
9/21	$11,930	$12,483	$12,404
10/21	$11,921	$12,446	$12,373
11/21	$12,006	$12,552	$12,476
12/21	$12,010	$12,573	$12,507
1/22	$11,716	$12,229	$12,143
2/22	$11,667	$12,185	$12,108
3/22	$11,319	$11,790	$11,701
4/22	$11,013	$11,464	$11,341
5/22	$11,129	$11,634	$11,523
6/22	$10,958	$11,443	$11,323
7/22	$11,197	$11,746	$11,633
8/22	$10,956	$11,488	$11,367
9/22	$10,594	$11,047	$10,920
10/22	$10,521	$10,956	$10,838
11/22	$10,990	$11,468	$11,331
12/22	$10,990	$11,501	$11,389
1/23	$11,282	$11,831	$11,696
2/23	$11,020	$11,564	$11,432
3/23	$11,258	$11,820	$11,692
4/23	$11,232	$11,793	$11,674
5/23	$11,107	$11,691	$11,554
6/23	$11,206	$11,808	$11,664
7/23	$11,236	$11,855	$11,697
8/23	$11,069	$11,684	$11,482
9/23	$10,789	$11,342	$11,087
10/23	$10,650	$11,245	$10,990
11/23	$11,265	$11,959	$11,757
12/23	$11,540	$12,237	$12,047
1/24	$11,514	$12,174	$11,973
2/24	$11,531	$12,190	$11,983
3/24	$11,520	$12,190	$11,987
4/24	$11,422	$12,039	$11,801
5/24	$11,425	$12,003	$11,776
6/24	$11,575	$12,187	$11,953
7/24	$11,680	$12,299	$12,066
8/24	$11,742	$12,396	$12,169
9/24	$11,863	$12,518	$12,287
10/24	$11,691	$12,335	$12,089
11/24	$11,871	$12,549	$12,299
12/24	$11,728	$12,366	$12,107
1/25	$11,745	$12,428	$12,189
2/25	$11,864	$12,551	$12,303
3/25	$11,704	$12,338	$12,110
4/25	$11,648	$12,239	$11,989
5/25	$11,608	$12,247	$12,020
6/25	$11,672	$12,323	$12,100
7/25	$11,600	$12,298	$12,061
8/25	$11,710	$12,405	$12,165

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class A	(0.27)%	(0.08)%	1.93%
Class A with 3.25% Maximum Sales Charge	(3.52)%	(0.74)%	1.59%
Bloomberg Municipal Bond Index	0.08%	0.40%	2.18%
Bloomberg Oregon Municipal Bond Index	(0.03)%	(0.07)%	1.98%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$218,208,663
# of Portfolio Holdings	151
Portfolio Turnover Rate	53%
Total Advisory Fees Paid	$809,561

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	3.8%
Special Tax Revenue	3.6%
Housing	3.7%
Transportation	3.7%
Electric Utilities	4.3%
Education	7.3%
Water and Sewer	9.9%
Hospital	11.3%
General Obligations	52.4%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	3.0%
BB	1.7%
BBB	3.0%
A	6.5%
AA	78.6%
AAA	7.2%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report August 31, 2025

ETORX-TSR-AR

Eaton Vance Oregon Municipal Income Fund

Class C ECORX

Annual Shareholder Report August 31, 2025

This annual shareholder report contains important information about the Eaton Vance Oregon Municipal Income Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$146	1.47%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↓ An overweight position and security selections in the water & sewer sector detracted from Index-relative returns during the period

↓ An overweight exposure to bonds with 17+ years to maturity also hurt performance

↓ Security selections in AAA-rated bonds also weighed on Index-relative returns during the period

↑ An underweight position and security selections in bonds with 4% coupon rates contributed to returns during the period

↑ An out-of-Index allocation to taxable municipal bonds helped returns as taxable municipal bonds outperformed tax-exempt municipal bonds

↑ Security selections in the hospital sector also contributed to returns during the period

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class C	Bloomberg Municipal Bond Index	Bloomberg Oregon Municipal Bond Index
8/15	$10,000	$10,000	$10,000
9/15	$10,100	$10,072	$10,077
10/15	$10,126	$10,112	$10,109
11/15	$10,162	$10,153	$10,137
12/15	$10,199	$10,224	$10,206
1/16	$10,321	$10,346	$10,334
2/16	$10,345	$10,362	$10,345
3/16	$10,401	$10,395	$10,385
4/16	$10,478	$10,472	$10,455
5/16	$10,502	$10,500	$10,471
6/16	$10,677	$10,667	$10,643
7/16	$10,646	$10,673	$10,638
8/16	$10,713	$10,688	$10,643
9/16	$10,693	$10,634	$10,601
10/16	$10,608	$10,523	$10,507
11/16	$10,260	$10,130	$10,120
12/16	$10,339	$10,249	$10,257
1/17	$10,353	$10,317	$10,322
2/17	$10,411	$10,389	$10,384
3/17	$10,414	$10,411	$10,405
4/17	$10,494	$10,487	$10,478
5/17	$10,618	$10,653	$10,640
6/17	$10,576	$10,615	$10,603
7/17	$10,625	$10,701	$10,692
8/17	$10,681	$10,782	$10,760
9/17	$10,639	$10,727	$10,689
10/17	$10,529	$10,754	$10,712
11/17	$10,486	$10,696	$10,631
12/17	$10,545	$10,808	$10,758
1/18	$10,480	$10,681	$10,634
2/18	$10,471	$10,649	$10,591
3/18	$10,508	$10,688	$10,632
4/18	$10,499	$10,650	$10,591
5/18	$10,592	$10,772	$10,702
6/18	$10,595	$10,781	$10,717
7/18	$10,640	$10,807	$10,736
8/18	$10,653	$10,835	$10,764
9/18	$10,596	$10,765	$10,692
10/18	$10,526	$10,698	$10,625
11/18	$10,607	$10,817	$10,759
12/18	$10,711	$10,946	$10,898
1/19	$10,791	$11,029	$10,987
2/19	$10,836	$11,088	$11,042
3/19	$10,949	$11,263	$11,203
4/19	$10,980	$11,306	$11,239
5/19	$11,091	$11,462	$11,388
6/19	$11,132	$11,504	$11,435
7/19	$11,208	$11,597	$11,523
8/19	$11,377	$11,780	$11,714
9/19	$11,288	$11,685	$11,605
10/19	$11,281	$11,706	$11,633
11/19	$11,288	$11,735	$11,669
12/19	$11,318	$11,771	$11,697
1/20	$11,490	$11,983	$11,910
2/20	$11,628	$12,137	$12,056
3/20	$11,349	$11,697	$11,741
4/20	$11,225	$11,550	$11,666
5/20	$11,565	$11,918	$12,062
6/20	$11,618	$12,016	$12,081
7/20	$11,778	$12,218	$12,276
8/20	$11,698	$12,161	$12,206
9/20	$11,687	$12,163	$12,209
10/20	$11,652	$12,127	$12,177
11/20	$11,809	$12,310	$12,350
12/20	$11,855	$12,385	$12,401
1/21	$11,877	$12,464	$12,451
2/21	$11,671	$12,266	$12,234
3/21	$11,718	$12,341	$12,304
4/21	$11,802	$12,445	$12,401
5/21	$11,836	$12,482	$12,435
6/21	$11,846	$12,516	$12,438
7/21	$11,916	$12,620	$12,556
8/21	$11,878	$12,574	$12,519
9/21	$11,780	$12,483	$12,404
10/21	$11,753	$12,446	$12,373
11/21	$11,848	$12,552	$12,476
12/21	$11,845	$12,573	$12,507
1/22	$11,538	$12,229	$12,143
2/22	$11,477	$12,185	$12,108
3/22	$11,134	$11,790	$11,701
4/22	$10,818	$11,464	$11,341
5/22	$10,941	$11,634	$11,523
6/22	$10,759	$11,443	$11,323
7/22	$10,980	$11,746	$11,633
8/22	$10,747	$11,488	$11,367
9/22	$10,380	$11,047	$10,920
10/22	$10,311	$10,956	$10,838
11/22	$10,750	$11,468	$11,331
12/22	$10,759	$11,501	$11,389
1/23	$11,027	$11,831	$11,696
2/23	$10,765	$11,564	$11,432
3/23	$10,985	$11,820	$11,692
4/23	$10,957	$11,793	$11,674
5/23	$10,829	$11,691	$11,554
6/23	$10,913	$11,808	$11,664
7/23	$10,935	$11,855	$11,697
8/23	$10,782	$11,684	$11,482
9/23	$10,492	$11,342	$11,087
10/23	$10,365	$11,245	$10,990
11/23	$10,945	$11,959	$11,757
12/23	$11,196	$12,237	$12,047
1/24	$11,182	$12,174	$11,973
2/24	$11,180	$12,190	$11,983
3/24	$11,166	$12,190	$11,987
4/24	$11,063	$12,039	$11,801
5/24	$11,049	$12,003	$11,776
6/24	$11,202	$12,187	$11,953
7/24	$11,291	$12,299	$12,066
8/24	$11,341	$12,396	$12,169
9/24	$11,457	$12,518	$12,287
10/24	$11,287	$12,335	$12,089
11/24	$11,455	$12,549	$12,299
12/24	$11,298	$12,366	$12,107
1/25	$11,309	$12,428	$12,189
2/25	$11,423	$12,551	$12,303
3/25	$11,251	$12,338	$12,110
4/25	$11,198	$12,239	$11,989
5/25	$11,145	$12,247	$12,020
6/25	$11,197	$12,323	$12,100
7/25	$11,130	$12,298	$12,061
8/25	$11,407	$12,405	$12,165

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	(1.05)%	(0.83)%	1.32%
Class C, with 1% Maximum Contingent Deferred Sales Charge and conversion to Class A after 8 years	(2.01)%	(0.83)%	1.32%
Bloomberg Municipal Bond Index	0.08%	0.40%	2.18%
Bloomberg Oregon Municipal Bond Index	(0.03)%	(0.07)%	1.98%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$218,208,663
# of Portfolio Holdings	151
Portfolio Turnover Rate	53%
Total Advisory Fees Paid	$809,561

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	3.8%
Special Tax Revenue	3.6%
Housing	3.7%
Transportation	3.7%
Electric Utilities	4.3%
Education	7.3%
Water and Sewer	9.9%
Hospital	11.3%
General Obligations	52.4%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	3.0%
BB	1.7%
BBB	3.0%
A	6.5%
AA	78.6%
AAA	7.2%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report August 31, 2025

ECORX-TSR-AR

Eaton Vance Oregon Municipal Income Fund

Class I EIORX

Annual Shareholder Report August 31, 2025

This annual shareholder report contains important information about the Eaton Vance Oregon Municipal Income Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$52	0.52%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↓ An overweight position and security selections in the water & sewer sector detracted from Index-relative returns during the period

↓ An overweight exposure to bonds with 17+ years to maturity also hurt performance

↓ Security selections in AAA-rated bonds also weighed on Index-relative returns during the period

↑ An underweight position and security selections in bonds with 4% coupon rates contributed to returns during the period

↑ An out-of-Index allocation to taxable municipal bonds helped returns as taxable municipal bonds outperformed tax-exempt municipal bonds

↑ Security selections in the hospital sector also contributed to returns during the period

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

	Class I	Bloomberg Municipal Bond Index	Bloomberg Oregon Municipal Bond Index
8/15	$1,000,000	$1,000,000	$1,000,000
9/15	$1,011,507	$1,007,244	$1,007,672
10/15	$1,013,717	$1,011,249	$1,010,909
11/15	$1,018,263	$1,015,269	$1,013,699
12/15	$1,022,851	$1,022,402	$1,020,565
1/16	$1,035,688	$1,034,601	$1,033,434
2/16	$1,040,081	$1,036,228	$1,034,533
3/16	$1,045,654	$1,039,511	$1,038,476
4/16	$1,054,750	$1,047,154	$1,045,518
5/16	$1,057,965	$1,049,987	$1,047,072
6/16	$1,075,511	$1,066,690	$1,064,270
7/16	$1,073,956	$1,067,342	$1,063,803
8/16	$1,081,988	$1,068,782	$1,064,270
9/16	$1,080,416	$1,063,448	$1,060,059
10/16	$1,072,767	$1,052,291	$1,050,739
11/16	$1,038,457	$1,013,045	$1,012,021
12/16	$1,046,612	$1,024,938	$1,025,680
1/17	$1,049,946	$1,031,695	$1,032,175
2/17	$1,055,748	$1,038,859	$1,038,390
3/17	$1,057,878	$1,041,115	$1,040,471
4/17	$1,066,133	$1,048,669	$1,047,812
5/17	$1,080,592	$1,065,312	$1,063,950
6/17	$1,076,507	$1,061,492	$1,060,334
7/17	$1,082,456	$1,070,080	$1,069,244
8/17	$1,088,277	$1,078,223	$1,076,048
9/17	$1,085,385	$1,072,741	$1,068,942
10/17	$1,074,956	$1,075,359	$1,071,225
11/17	$1,072,071	$1,069,601	$1,063,149
12/17	$1,079,305	$1,080,781	$1,075,844
1/18	$1,072,570	$1,068,057	$1,063,412
2/18	$1,072,182	$1,064,866	$1,059,135
3/18	$1,076,878	$1,068,796	$1,063,249
4/18	$1,076,456	$1,064,982	$1,059,132
5/18	$1,087,603	$1,077,177	$1,070,191
6/18	$1,088,497	$1,078,096	$1,071,727
7/18	$1,094,274	$1,080,712	$1,073,576
8/18	$1,096,300	$1,083,488	$1,076,351
9/18	$1,090,493	$1,076,473	$1,069,177
10/18	$1,084,625	$1,069,844	$1,062,537
11/18	$1,094,356	$1,081,686	$1,075,896
12/18	$1,106,744	$1,094,637	$1,089,841
1/19	$1,115,157	$1,102,912	$1,098,735
2/19	$1,120,878	$1,108,817	$1,104,227
3/19	$1,133,091	$1,126,345	$1,120,278
4/19	$1,137,242	$1,130,578	$1,123,851
5/19	$1,150,672	$1,146,164	$1,138,775
6/19	$1,154,716	$1,150,397	$1,143,490
7/19	$1,162,719	$1,159,668	$1,152,348
8/19	$1,182,786	$1,177,960	$1,171,357
9/19	$1,174,773	$1,168,517	$1,160,494
10/19	$1,174,762	$1,170,611	$1,163,328
11/19	$1,176,229	$1,173,539	$1,166,868
12/19	$1,179,084	$1,177,122	$1,169,662
1/20	$1,198,175	$1,198,271	$1,190,962
2/20	$1,213,230	$1,213,723	$1,205,630
3/20	$1,184,852	$1,169,698	$1,174,076
4/20	$1,174,100	$1,155,018	$1,166,556
5/20	$1,209,671	$1,191,761	$1,206,223
6/20	$1,216,538	$1,201,569	$1,208,095
7/20	$1,234,302	$1,221,807	$1,227,606
8/20	$1,227,227	$1,216,074	$1,220,604
9/20	$1,226,838	$1,216,332	$1,220,945
10/20	$1,223,685	$1,212,678	$1,217,662
11/20	$1,241,188	$1,230,978	$1,235,038
12/20	$1,247,386	$1,238,477	$1,240,113
1/21	$1,250,828	$1,246,369	$1,245,071
2/21	$1,230,642	$1,226,566	$1,223,396
3/21	$1,235,566	$1,234,131	$1,230,359
4/21	$1,246,171	$1,244,482	$1,240,064
5/21	$1,249,590	$1,248,195	$1,243,460
6/21	$1,253,049	$1,251,622	$1,243,838
7/21	$1,260,680	$1,262,003	$1,255,583
8/21	$1,258,508	$1,257,371	$1,251,913
9/21	$1,248,021	$1,248,297	$1,240,381
10/21	$1,247,220	$1,244,647	$1,237,251
11/21	$1,256,312	$1,255,243	$1,247,636
12/21	$1,258,342	$1,257,268	$1,250,706
1/22	$1,226,365	$1,222,853	$1,214,328
2/22	$1,221,413	$1,218,472	$1,210,784
3/22	$1,186,568	$1,178,973	$1,170,082
4/22	$1,153,295	$1,146,363	$1,134,092
5/22	$1,167,019	$1,163,392	$1,152,270
6/22	$1,147,901	$1,144,338	$1,132,259
7/22	$1,173,116	$1,174,573	$1,163,300
8/22	$1,148,086	$1,148,831	$1,136,669
9/22	$1,110,218	$1,104,738	$1,092,012
10/22	$1,104,259	$1,095,550	$1,083,775
11/22	$1,152,132	$1,146,793	$1,133,097
12/22	$1,153,857	$1,150,076	$1,138,899
1/23	$1,183,244	$1,183,112	$1,169,593
2/23	$1,155,938	$1,156,360	$1,143,182
3/23	$1,181,104	$1,182,017	$1,169,238
4/23	$1,178,509	$1,179,316	$1,167,435
5/23	$1,165,575	$1,169,097	$1,155,441
6/23	$1,176,237	$1,180,808	$1,166,426
7/23	$1,179,562	$1,185,479	$1,169,676
8/23	$1,163,655	$1,168,413	$1,148,188
9/23	$1,132,923	$1,134,168	$1,108,740
10/23	$1,120,009	$1,124,516	$1,099,019
11/23	$1,183,377	$1,195,902	$1,175,710
12/23	$1,212,449	$1,223,697	$1,204,730
1/24	$1,211,448	$1,217,448	$1,197,319
2/24	$1,211,919	$1,219,011	$1,198,332
3/24	$1,212,470	$1,218,973	$1,198,663
4/24	$1,200,872	$1,203,876	$1,180,071
5/24	$1,201,422	$1,200,344	$1,177,647
6/24	$1,218,850	$1,218,743	$1,195,291
7/24	$1,228,619	$1,229,852	$1,206,602
8/24	$1,235,371	$1,239,551	$1,216,889
9/24	$1,248,332	$1,251,802	$1,228,666
10/24	$1,231,939	$1,233,550	$1,208,875
11/24	$1,251,137	$1,254,858	$1,229,925
12/24	$1,234,682	$1,236,589	$1,210,699
1/25	$1,236,669	$1,242,787	$1,218,867
2/25	$1,251,002	$1,255,109	$1,230,292
3/25	$1,232,761	$1,233,838	$1,210,969
4/25	$1,227,091	$1,223,898	$1,198,940
5/25	$1,222,978	$1,224,684	$1,201,986
6/25	$1,229,942	$1,232,308	$1,209,950
7/25	$1,224,186	$1,229,819	$1,206,117
8/25	$1,234,423	$1,240,508	$1,216,549

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class I	(0.08)%	0.12%	2.13%
Bloomberg Municipal Bond Index	0.08%	0.40%	2.18%
Bloomberg Oregon Municipal Bond Index	(0.03)%	(0.07)%	1.98%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$218,208,663
# of Portfolio Holdings	151
Portfolio Turnover Rate	53%
Total Advisory Fees Paid	$809,561

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	3.8%
Special Tax Revenue	3.6%
Housing	3.7%
Transportation	3.7%
Electric Utilities	4.3%
Education	7.3%
Water and Sewer	9.9%
Hospital	11.3%
General Obligations	52.4%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	3.0%
BB	1.7%
BBB	3.0%
A	6.5%
AA	78.6%
AAA	7.2%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report August 31, 2025

EIORX-TSR-AR

Eaton Vance South Carolina Municipal Income Fund

Class A EASCX

Annual Shareholder Report August 31, 2025

This annual shareholder report contains important information about the Eaton Vance South Carolina Municipal Income Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$73	0.74%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↓ An overweight allocation to bonds with 4% coupon rates detracted from Index-relative returns during the period

↓ An overweight position and security selections in the water & sewer sector also hurt performance

↓ Security selections in AA-rated bonds also hurt Index-relative returns during the period

↑ Security selections in bonds with 8 to 12 years remaining to maturity helped returns during the period

↑ An out-of-Index exposure to variable-rate demand notes— typically considered a defensive investment — contributed to returns

↑ An overweight position and security selections in the housing sector also contributed to returns during the period

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class A with Maximum Sales Charge	Bloomberg Municipal Bond Index	Bloomberg South Carolina Municipal Bond Index
8/15	$9,675	$10,000	$10,000
9/15	$9,779	$10,072	$10,064
10/15	$9,810	$10,112	$10,096
11/15	$9,873	$10,153	$10,142
12/15	$9,955	$10,224	$10,215
1/16	$10,057	$10,346	$10,350
2/16	$10,096	$10,362	$10,373
3/16	$10,145	$10,395	$10,427
4/16	$10,226	$10,472	$10,521
5/16	$10,253	$10,500	$10,563
6/16	$10,410	$10,667	$10,762
7/16	$10,393	$10,673	$10,771
8/16	$10,462	$10,688	$10,776
9/16	$10,423	$10,634	$10,724
10/16	$10,340	$10,523	$10,603
11/16	$9,995	$10,130	$10,158
12/16	$10,087	$10,249	$10,286
1/17	$10,113	$10,317	$10,354
2/17	$10,161	$10,389	$10,401
3/17	$10,176	$10,411	$10,249
4/17	$10,258	$10,487	$10,372
5/17	$10,406	$10,653	$10,573
6/17	$10,365	$10,615	$10,586
7/17	$10,403	$10,701	$10,660
8/17	$10,473	$10,782	$10,785
9/17	$10,455	$10,727	$10,704
10/17	$10,392	$10,754	$10,754
11/17	$10,328	$10,696	$10,737
12/17	$10,377	$10,808	$10,868
1/18	$10,323	$10,681	$10,723
2/18	$10,293	$10,649	$10,661
3/18	$10,319	$10,688	$10,692
4/18	$10,300	$10,650	$10,664
5/18	$10,407	$10,772	$10,748
6/18	$10,435	$10,781	$10,782
7/18	$10,497	$10,807	$10,789
8/18	$10,513	$10,835	$10,811
9/18	$10,462	$10,765	$10,731
10/18	$10,410	$10,698	$10,693
11/18	$10,482	$10,817	$10,786
12/18	$10,586	$10,946	$10,919
1/19	$10,668	$11,029	$10,999
2/19	$10,740	$11,088	$11,122
3/19	$10,837	$11,263	$11,317
4/19	$10,852	$11,306	$11,376
5/19	$10,971	$11,462	$11,582
6/19	$11,007	$11,504	$11,622
7/19	$11,068	$11,597	$11,701
8/19	$11,187	$11,780	$11,878
9/19	$11,127	$11,685	$11,804
10/19	$11,137	$11,706	$11,825
11/19	$11,148	$11,735	$11,851
12/19	$11,184	$11,771	$11,892
1/20	$11,328	$11,983	$12,058
2/20	$11,435	$12,137	$12,233
3/20	$11,145	$11,697	$11,795
4/20	$11,023	$11,550	$11,626
5/20	$11,323	$11,918	$11,929
6/20	$11,418	$12,016	$12,147
7/20	$11,548	$12,218	$12,332
8/20	$11,519	$12,161	$12,333
9/20	$11,528	$12,163	$12,339
10/20	$11,536	$12,127	$12,306
11/20	$11,655	$12,310	$12,487
12/20	$11,699	$12,385	$12,562
1/21	$11,766	$12,464	$12,672
2/21	$11,636	$12,266	$12,481
3/21	$11,665	$12,341	$12,543
4/21	$11,731	$12,445	$12,634
5/21	$11,758	$12,482	$12,665
6/21	$11,774	$12,516	$12,692
7/21	$11,839	$12,620	$12,781
8/21	$11,818	$12,574	$12,746
9/21	$11,735	$12,483	$12,704
10/21	$11,713	$12,446	$12,651
11/21	$11,792	$12,552	$12,737
12/21	$11,795	$12,573	$12,762
1/22	$11,524	$12,229	$12,464
2/22	$11,468	$12,185	$12,403
3/22	$11,160	$11,790	$12,001
4/22	$10,927	$11,464	$11,671
5/22	$11,020	$11,634	$11,800
6/22	$10,887	$11,443	$11,556
7/22	$11,082	$11,746	$11,843
8/22	$10,909	$11,488	$11,627
9/22	$10,599	$11,047	$11,157
10/22	$10,555	$10,956	$11,030
11/22	$10,919	$11,468	$11,544
12/22	$10,951	$11,501	$11,600
1/23	$11,174	$11,831	$11,948
2/23	$10,980	$11,564	$11,696
3/23	$11,153	$11,820	$11,922
4/23	$11,151	$11,793	$11,876
5/23	$11,071	$11,691	$11,834
6/23	$11,133	$11,808	$11,966
7/23	$11,156	$11,855	$12,023
8/23	$11,066	$11,684	$11,804
9/23	$10,759	$11,342	$11,414
10/23	$10,621	$11,245	$11,333
11/23	$11,212	$11,959	$12,071
12/23	$11,439	$12,237	$12,378
1/24	$11,444	$12,174	$12,292
2/24	$11,450	$12,190	$12,308
3/24	$11,455	$12,190	$12,369
4/24	$11,355	$12,039	$12,214
5/24	$11,361	$12,003	$12,199
6/24	$11,528	$12,187	$12,403
7/24	$11,614	$12,299	$12,518
8/24	$11,675	$12,396	$12,615
9/24	$11,790	$12,518	$12,747
10/24	$11,622	$12,335	$12,567
11/24	$11,846	$12,549	$12,797
12/24	$11,664	$12,366	$12,596
1/25	$11,684	$12,428	$12,678
2/25	$11,799	$12,551	$12,807
3/25	$11,574	$12,338	$12,580
4/25	$11,500	$12,239	$12,429
5/25	$11,425	$12,247	$12,423
6/25	$11,501	$12,323	$12,505
7/25	$11,394	$12,298	$12,470
8/25	$11,481	$12,405	$12,597

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class A	(1.65)%	(0.06)%	1.73%
Class A with 3.25% Maximum Sales Charge	(4.82)%	(0.73)%	1.39%
Bloomberg Municipal Bond Index	0.08%	0.40%	2.18%
Bloomberg South Carolina Municipal Bond Index	(0.15)%	0.42%	2.33%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$191,733,709
# of Portfolio Holdings	134
Portfolio Turnover Rate	66%
Total Advisory Fees Paid	$709,231

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	5.6%
Senior Living/Life Care	4.9%
Transportation	6.5%
Housing	7.1%
Lease Rev./Cert. of Participation	7.7%
Water and Sewer	10.7%
Education	10.8%
Electric Utilities	13.2%
General Obligations	16.4%
Hospital	17.1%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea,Footnote Referenceb

Value	Value
Not Rated	5.7%
BB	2.7%
BBB	5.4%
A	28.0%
AA	49.1%
AAA	9.1%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
Footnote[b]	The chart includes the municipal bonds held by a trust that issues residual interest bonds.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report August 31, 2025

EASCX-TSR-AR

Eaton Vance South Carolina Municipal Income Fund

Class C ECSCX

Annual Shareholder Report August 31, 2025

This annual shareholder report contains important information about the Eaton Vance South Carolina Municipal Income Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$147	1.49%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↓ An overweight allocation to bonds with 4% coupon rates detracted from Index-relative returns during the period

↓ An overweight position and security selections in the water & sewer sector also hurt performance

↓ Security selections in AA-rated bonds also hurt Index-relative returns during the period

↑ Security selections in bonds with 8 to 12 years remaining to maturity helped returns during the period

↑ An out-of-Index exposure to variable-rate demand notes— typically considered a defensive investment — contributed to returns

↑ An overweight position and security selections in the housing sector also contributed to returns during the period

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class C	Bloomberg Municipal Bond Index	Bloomberg South Carolina Municipal Bond Index
8/15	$10,000	$10,000	$10,000
9/15	$10,097	$10,072	$10,064
10/15	$10,122	$10,112	$10,096
11/15	$10,180	$10,153	$10,142
12/15	$10,265	$10,224	$10,215
1/16	$10,370	$10,346	$10,350
2/16	$10,392	$10,362	$10,373
3/16	$10,445	$10,395	$10,427
4/16	$10,519	$10,472	$10,521
5/16	$10,540	$10,500	$10,563
6/16	$10,687	$10,667	$10,762
7/16	$10,666	$10,673	$10,771
8/16	$10,727	$10,688	$10,776
9/16	$10,685	$10,634	$10,724
10/16	$10,599	$10,523	$10,603
11/16	$10,240	$10,130	$10,158
12/16	$10,323	$10,249	$10,286
1/17	$10,343	$10,317	$10,354
2/17	$10,385	$10,389	$10,401
3/17	$10,395	$10,411	$10,249
4/17	$10,468	$10,487	$10,372
5/17	$10,616	$10,653	$10,573
6/17	$10,573	$10,615	$10,586
7/17	$10,603	$10,701	$10,660
8/17	$10,666	$10,782	$10,785
9/17	$10,633	$10,727	$10,704
10/17	$10,566	$10,754	$10,754
11/17	$10,501	$10,696	$10,737
12/17	$10,531	$10,808	$10,868
1/18	$10,475	$10,681	$10,723
2/18	$10,441	$10,649	$10,661
3/18	$10,461	$10,688	$10,692
4/18	$10,438	$10,650	$10,664
5/18	$10,536	$10,772	$10,748
6/18	$10,568	$10,781	$10,782
7/18	$10,611	$10,807	$10,789
8/18	$10,632	$10,835	$10,811
9/18	$10,568	$10,765	$10,731
10/18	$10,513	$10,698	$10,693
11/18	$10,577	$10,817	$10,786
12/18	$10,671	$10,946	$10,919
1/19	$10,743	$11,029	$10,999
2/19	$10,806	$11,088	$11,122
3/19	$10,904	$11,263	$11,317
4/19	$10,914	$11,306	$11,376
5/19	$11,020	$11,462	$11,582
6/19	$11,060	$11,504	$11,622
7/19	$11,112	$11,597	$11,701
8/19	$11,220	$11,780	$11,878
9/19	$11,157	$11,685	$11,804
10/19	$11,149	$11,706	$11,825
11/19	$11,166	$11,735	$11,851
12/19	$11,183	$11,771	$11,892
1/20	$11,335	$11,983	$12,058
2/20	$11,419	$12,137	$12,233
3/20	$11,140	$11,697	$11,795
4/20	$11,008	$11,550	$11,626
5/20	$11,285	$11,918	$11,929
6/20	$11,380	$12,016	$12,147
7/20	$11,496	$12,218	$12,332
8/20	$11,463	$12,161	$12,333
9/20	$11,476	$12,163	$12,339
10/20	$11,466	$12,127	$12,306
11/20	$11,583	$12,310	$12,487
12/20	$11,630	$12,385	$12,562
1/21	$11,675	$12,464	$12,672
2/21	$11,536	$12,266	$12,481
3/21	$11,569	$12,341	$12,543
4/21	$11,623	$12,445	$12,634
5/21	$11,631	$12,482	$12,665
6/21	$11,651	$12,516	$12,692
7/21	$11,705	$12,620	$12,781
8/21	$11,679	$12,574	$12,746
9/21	$11,595	$12,483	$12,704
10/21	$11,568	$12,446	$12,651
11/21	$11,635	$12,552	$12,737
12/21	$11,620	$12,573	$12,762
1/22	$11,351	$12,229	$12,464
2/22	$11,293	$12,185	$12,403
3/22	$10,978	$11,790	$12,001
4/22	$10,745	$11,464	$11,671
5/22	$10,825	$11,634	$11,800
6/22	$10,696	$11,443	$11,556
7/22	$10,882	$11,746	$11,843
8/22	$10,693	$11,488	$11,627
9/22	$10,389	$11,047	$11,157
10/22	$10,332	$10,956	$11,030
11/22	$10,685	$11,468	$11,544
12/22	$10,709	$11,501	$11,600
1/23	$10,933	$11,831	$11,948
2/23	$10,725	$11,564	$11,696
3/23	$10,891	$11,820	$11,922
4/23	$10,871	$11,793	$11,876
5/23	$10,792	$11,691	$11,834
6/23	$10,856	$11,808	$11,966
7/23	$10,872	$11,855	$12,023
8/23	$10,772	$11,684	$11,804
9/23	$10,473	$11,342	$11,414
10/23	$10,329	$11,245	$11,333
11/23	$10,891	$11,959	$12,071
12/23	$11,117	$12,237	$12,378
1/24	$11,117	$12,174	$12,292
2/24	$11,105	$12,190	$12,308
3/24	$11,104	$12,190	$12,369
4/24	$10,996	$12,039	$12,214
5/24	$10,997	$12,003	$12,199
6/24	$11,155	$12,187	$12,403
7/24	$11,229	$12,299	$12,518
8/24	$11,279	$12,396	$12,615
9/24	$11,379	$12,518	$12,747
10/24	$11,209	$12,335	$12,567
11/24	$11,419	$12,549	$12,797
12/24	$11,248	$12,366	$12,596
1/25	$11,261	$12,428	$12,678
2/25	$11,361	$12,551	$12,807
3/25	$11,127	$12,338	$12,580
4/25	$11,055	$12,239	$12,429
5/25	$10,982	$12,247	$12,423
6/25	$11,034	$12,323	$12,505
7/25	$10,931	$12,298	$12,470
8/25	$11,177	$12,405	$12,597

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	(2.31)%	(0.79)%	1.12%
Class C, with 1% Maximum Contingent Deferred Sales Charge and conversion to Class A after 8 years	(3.26)%	(0.79)%	1.12%
Bloomberg Municipal Bond Index	0.08%	0.40%	2.18%
Bloomberg South Carolina Municipal Bond Index	(0.15)%	0.42%	2.33%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$191,733,709
# of Portfolio Holdings	134
Portfolio Turnover Rate	66%
Total Advisory Fees Paid	$709,231

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	5.6%
Senior Living/Life Care	4.9%
Transportation	6.5%
Housing	7.1%
Lease Rev./Cert. of Participation	7.7%
Water and Sewer	10.7%
Education	10.8%
Electric Utilities	13.2%
General Obligations	16.4%
Hospital	17.1%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea,Footnote Referenceb

Value	Value
Not Rated	5.7%
BB	2.7%
BBB	5.4%
A	28.0%
AA	49.1%
AAA	9.1%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
Footnote[b]	The chart includes the municipal bonds held by a trust that issues residual interest bonds.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report August 31, 2025

ECSCX-TSR-AR

Eaton Vance South Carolina Municipal Income Fund

Class I EISCX

Annual Shareholder Report August 31, 2025

This annual shareholder report contains important information about the Eaton Vance South Carolina Municipal Income Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$54	0.54%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↓ An overweight allocation to bonds with 4% coupon rates detracted from Index-relative returns during the period

↓ An overweight position and security selections in the water & sewer sector also hurt performance

↓ Security selections in AA-rated bonds also hurt Index-relative returns during the period

↑ Security selections in bonds with 8 to 12 years remaining to maturity helped returns during the period

↑ An out-of-Index exposure to variable-rate demand notes— typically considered a defensive investment — contributed to returns

↑ An overweight position and security selections in the housing sector also contributed to returns during the period

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

	Class I	Bloomberg Municipal Bond Index	Bloomberg South Carolina Municipal Bond Index
8/15	$1,000,000	$1,000,000	$1,000,000
9/15	$1,010,941	$1,007,244	$1,006,433
10/15	$1,014,271	$1,011,249	$1,009,626
11/15	$1,020,964	$1,015,269	$1,014,177
12/15	$1,029,583	$1,022,402	$1,021,498
1/16	$1,040,350	$1,034,601	$1,034,959
2/16	$1,044,510	$1,036,228	$1,037,263
3/16	$1,049,775	$1,039,511	$1,042,731
4/16	$1,058,342	$1,047,154	$1,052,059
5/16	$1,061,276	$1,049,987	$1,056,265
6/16	$1,077,674	$1,066,690	$1,076,160
7/16	$1,076,138	$1,067,342	$1,077,064
8/16	$1,083,478	$1,068,782	$1,077,588
9/16	$1,079,625	$1,063,448	$1,072,371
10/16	$1,071,215	$1,052,291	$1,060,336
11/16	$1,035,672	$1,013,045	$1,015,779
12/16	$1,045,328	$1,024,938	$1,028,577
1/17	$1,048,214	$1,031,695	$1,035,408
2/17	$1,053,386	$1,038,859	$1,040,059
3/17	$1,055,128	$1,041,115	$1,024,891
4/17	$1,063,734	$1,048,669	$1,037,198
5/17	$1,079,252	$1,065,312	$1,057,288
6/17	$1,075,255	$1,061,492	$1,058,622
7/17	$1,079,295	$1,070,080	$1,065,952
8/17	$1,086,835	$1,078,223	$1,078,508
9/17	$1,083,951	$1,072,741	$1,070,407
10/17	$1,078,718	$1,075,359	$1,075,354
11/17	$1,072,314	$1,069,601	$1,073,697
12/17	$1,077,562	$1,080,781	$1,086,802
1/18	$1,070,990	$1,068,057	$1,072,332
2/18	$1,069,195	$1,064,866	$1,066,094
3/18	$1,072,121	$1,068,796	$1,069,170
4/18	$1,070,320	$1,064,982	$1,066,358
5/18	$1,081,639	$1,077,177	$1,074,842
6/18	$1,084,726	$1,078,096	$1,078,245
7/18	$1,091,325	$1,080,712	$1,078,905
8/18	$1,093,139	$1,083,488	$1,081,096
9/18	$1,088,018	$1,076,473	$1,073,137
10/18	$1,082,812	$1,069,844	$1,069,308
11/18	$1,090,501	$1,081,686	$1,078,646
12/18	$1,101,472	$1,094,637	$1,091,865
1/19	$1,110,231	$1,102,912	$1,099,919
2/19	$1,117,874	$1,108,817	$1,112,220
3/19	$1,128,134	$1,126,345	$1,131,681
4/19	$1,129,889	$1,130,578	$1,137,573
5/19	$1,142,420	$1,146,164	$1,158,221
6/19	$1,146,369	$1,150,397	$1,162,168
7/19	$1,152,899	$1,159,668	$1,170,090
8/19	$1,165,504	$1,177,960	$1,187,833
9/19	$1,159,447	$1,168,517	$1,180,423
10/19	$1,159,426	$1,170,611	$1,182,514
11/19	$1,162,033	$1,173,539	$1,185,068
12/19	$1,165,981	$1,177,122	$1,189,196
1/20	$1,181,136	$1,198,271	$1,205,845
2/20	$1,191,190	$1,213,723	$1,223,304
3/20	$1,162,421	$1,169,698	$1,179,533
4/20	$1,149,923	$1,155,018	$1,162,622
5/20	$1,180,153	$1,191,761	$1,192,907
6/20	$1,191,518	$1,201,569	$1,214,719
7/20	$1,204,003	$1,221,807	$1,233,226
8/20	$1,202,468	$1,216,074	$1,233,316
9/20	$1,203,563	$1,216,332	$1,233,912
10/20	$1,203,351	$1,212,678	$1,230,594
11/20	$1,217,221	$1,230,978	$1,248,704
12/20	$1,222,074	$1,238,477	$1,256,230
1/21	$1,227,984	$1,246,369	$1,267,223
2/21	$1,215,920	$1,226,566	$1,248,055
3/21	$1,219,170	$1,234,131	$1,254,312
4/21	$1,226,166	$1,244,482	$1,263,420
5/21	$1,227,967	$1,248,195	$1,266,524
6/21	$1,231,138	$1,251,622	$1,269,218
7/21	$1,238,155	$1,262,003	$1,278,137
8/21	$1,236,122	$1,257,371	$1,274,638
9/21	$1,227,645	$1,248,297	$1,270,375
10/21	$1,225,573	$1,244,647	$1,265,133
11/21	$1,234,010	$1,255,243	$1,273,737
12/21	$1,233,294	$1,257,268	$1,276,178
1/22	$1,205,182	$1,222,853	$1,246,427
2/22	$1,200,798	$1,218,472	$1,240,331
3/22	$1,168,759	$1,178,973	$1,200,121
4/22	$1,144,620	$1,146,363	$1,167,090
5/22	$1,154,537	$1,163,392	$1,180,032
6/22	$1,140,802	$1,144,338	$1,155,582
7/22	$1,161,343	$1,174,573	$1,184,310
8/22	$1,142,140	$1,148,831	$1,162,691
9/22	$1,111,216	$1,104,738	$1,115,716
10/22	$1,105,490	$1,095,550	$1,102,973
11/22	$1,145,051	$1,146,793	$1,154,389
12/22	$1,148,608	$1,150,076	$1,160,031
1/23	$1,172,241	$1,183,112	$1,194,778
2/23	$1,150,677	$1,156,360	$1,169,560
3/23	$1,170,401	$1,182,017	$1,192,209
4/23	$1,168,994	$1,179,316	$1,187,626
5/23	$1,162,188	$1,169,097	$1,183,384
6/23	$1,168,848	$1,180,808	$1,196,627
7/23	$1,171,546	$1,185,479	$1,202,295
8/23	$1,160,921	$1,168,413	$1,180,358
9/23	$1,130,252	$1,134,168	$1,141,365
10/23	$1,115,915	$1,124,516	$1,133,268
11/23	$1,176,837	$1,195,902	$1,207,110
12/23	$1,202,263	$1,223,697	$1,237,767
1/24	$1,202,992	$1,217,448	$1,229,221
2/24	$1,203,742	$1,219,011	$1,230,777
3/24	$1,204,510	$1,218,973	$1,236,879
4/24	$1,194,229	$1,203,876	$1,221,412
5/24	$1,195,080	$1,200,344	$1,219,912
6/24	$1,212,735	$1,218,743	$1,240,333
7/24	$1,222,019	$1,229,852	$1,251,819
8/24	$1,227,268	$1,239,551	$1,261,536
9/24	$1,240,924	$1,251,802	$1,274,708
10/24	$1,222,120	$1,233,550	$1,256,739
11/24	$1,245,787	$1,254,858	$1,279,677
12/24	$1,228,282	$1,236,589	$1,259,624
1/25	$1,230,612	$1,242,787	$1,267,828
2/25	$1,242,895	$1,255,109	$1,280,748
3/25	$1,219,500	$1,233,838	$1,258,012
4/25	$1,211,919	$1,223,898	$1,242,865
5/25	$1,204,212	$1,224,684	$1,242,289
6/25	$1,210,979	$1,232,308	$1,250,484
7/25	$1,201,350	$1,229,819	$1,246,967
8/25	$1,210,907	$1,240,508	$1,259,688

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class I	(1.33)%	0.14%	1.93%
Bloomberg Municipal Bond Index	0.08%	0.40%	2.18%
Bloomberg South Carolina Municipal Bond Index	(0.15)%	0.42%	2.33%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$191,733,709
# of Portfolio Holdings	134
Portfolio Turnover Rate	66%
Total Advisory Fees Paid	$709,231

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	5.6%
Senior Living/Life Care	4.9%
Transportation	6.5%
Housing	7.1%
Lease Rev./Cert. of Participation	7.7%
Water and Sewer	10.7%
Education	10.8%
Electric Utilities	13.2%
General Obligations	16.4%
Hospital	17.1%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea,Footnote Referenceb

Value	Value
Not Rated	5.7%
BB	2.7%
BBB	5.4%
A	28.0%
AA	49.1%
AAA	9.1%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
Footnote[b]	The chart includes the municipal bonds held by a trust that issues residual interest bonds.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report August 31, 2025

EISCX-TSR-AR

Eaton Vance Virginia Municipal Income Fund

Class A ETVAX

Annual Shareholder Report August 31, 2025

This annual shareholder report contains important information about the Eaton Vance Virginia Municipal Income Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$76	0.76%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↓ An overweight allocation to bonds with 4% coupon rates detracted from Index-relative returns during the period

↓ An overweight exposure to bonds with 17+ years to maturity also hurt performance

↓ Security selections in AA-rated bonds also weighed on Index-relative returns

↑ Security selections in BBB-rated bonds helped Index-relative returns during the period

↑ An underweight position and security selections in the education sector contributed to returns during the period

↑ An out-of-Index exposure to variable-rate demand notes — typically considered defensive investments — also contributed to returns

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class A with Maximum Sales Charge	Bloomberg Municipal Bond Index	Bloomberg Virginia Municipal Bond Index
8/15	$9,675	$10,000	$10,000
9/15	$9,732	$10,072	$10,069
10/15	$9,775	$10,112	$10,108
11/15	$9,830	$10,153	$10,138
12/15	$9,923	$10,224	$10,194
1/16	$10,041	$10,346	$10,316
2/16	$10,060	$10,362	$10,342
3/16	$10,078	$10,395	$10,367
4/16	$10,171	$10,472	$10,435
5/16	$10,203	$10,500	$10,452
6/16	$10,369	$10,667	$10,602
7/16	$10,361	$10,673	$10,607
8/16	$10,377	$10,688	$10,610
9/16	$10,344	$10,634	$10,575
10/16	$10,285	$10,523	$10,473
11/16	$10,024	$10,130	$10,093
12/16	$10,091	$10,249	$10,219
1/17	$10,140	$10,317	$10,291
2/17	$10,196	$10,389	$10,357
3/17	$10,212	$10,411	$10,376
4/17	$10,279	$10,487	$10,458
5/17	$10,373	$10,653	$10,605
6/17	$10,350	$10,615	$10,572
7/17	$10,391	$10,701	$10,643
8/17	$10,446	$10,782	$10,713
9/17	$10,388	$10,727	$10,643
10/17	$10,342	$10,754	$10,651
11/17	$10,270	$10,696	$10,571
12/17	$10,331	$10,808	$10,699
1/18	$10,243	$10,681	$10,579
2/18	$10,223	$10,649	$10,544
3/18	$10,270	$10,688	$10,585
4/18	$10,244	$10,650	$10,542
5/18	$10,339	$10,772	$10,658
6/18	$10,368	$10,781	$10,667
7/18	$10,394	$10,807	$10,687
8/18	$10,424	$10,835	$10,712
9/18	$10,371	$10,765	$10,645
10/18	$10,317	$10,698	$10,590
11/18	$10,412	$10,817	$10,704
12/18	$10,506	$10,946	$10,828
1/19	$10,587	$11,029	$10,915
2/19	$10,641	$11,088	$10,971
3/19	$10,763	$11,263	$11,122
4/19	$10,777	$11,306	$11,148
5/19	$10,899	$11,462	$11,285
6/19	$10,939	$11,504	$11,327
7/19	$11,018	$11,597	$11,421
8/19	$11,181	$11,780	$11,567
9/19	$11,107	$11,685	$11,482
10/19	$11,102	$11,706	$11,508
11/19	$11,113	$11,735	$11,540
12/19	$11,139	$11,771	$11,567
1/20	$11,332	$11,983	$11,745
2/20	$11,456	$12,137	$11,862
3/20	$11,072	$11,697	$11,544
4/20	$10,971	$11,550	$11,473
5/20	$11,323	$11,918	$11,832
6/20	$11,406	$12,016	$11,882
7/20	$11,559	$12,218	$12,048
8/20	$11,526	$12,161	$12,011
9/20	$11,535	$12,163	$12,019
10/20	$11,499	$12,127	$11,976
11/20	$11,666	$12,310	$12,126
12/20	$11,731	$12,385	$12,167
1/21	$11,781	$12,464	$12,230
2/21	$11,617	$12,266	$12,060
3/21	$11,635	$12,341	$12,115
4/21	$11,728	$12,445	$12,198
5/21	$11,777	$12,482	$12,218
6/21	$11,796	$12,516	$12,249
7/21	$11,873	$12,620	$12,338
8/21	$11,834	$12,574	$12,293
9/21	$11,737	$12,483	$12,221
10/21	$11,712	$12,446	$12,196
11/21	$11,790	$12,552	$12,276
12/21	$11,795	$12,573	$12,294
1/22	$11,491	$12,229	$11,997
2/22	$11,409	$12,185	$11,960
3/22	$11,090	$11,790	$11,583
4/22	$10,785	$11,464	$11,262
5/22	$10,895	$11,634	$11,429
6/22	$10,737	$11,443	$11,239
7/22	$10,997	$11,746	$11,538
8/22	$10,734	$11,488	$11,277
9/22	$10,368	$11,047	$10,802
10/22	$10,285	$10,956	$10,730
11/22	$10,712	$11,468	$11,237
12/22	$10,719	$11,501	$11,263
1/23	$10,997	$11,831	$11,590
2/23	$10,750	$11,564	$11,304
3/23	$10,924	$11,820	$11,565
4/23	$10,919	$11,793	$11,533
5/23	$10,821	$11,691	$11,427
6/23	$10,901	$11,808	$11,548
7/23	$10,942	$11,855	$11,585
8/23	$10,801	$11,684	$11,399
9/23	$10,462	$11,342	$11,024
10/23	$10,292	$11,245	$10,922
11/23	$10,955	$11,959	$11,680
12/23	$11,201	$12,237	$11,962
1/24	$11,216	$12,174	$11,884
2/24	$11,215	$12,190	$11,902
3/24	$11,246	$12,190	$11,903
4/24	$11,168	$12,039	$11,753
5/24	$11,136	$12,003	$11,714
6/24	$11,311	$12,187	$11,904
7/24	$11,377	$12,299	$12,004
8/24	$11,462	$12,396	$12,089
9/24	$11,573	$12,518	$12,211
10/24	$11,429	$12,335	$12,028
11/24	$11,637	$12,549	$12,248
12/24	$11,477	$12,366	$12,060
1/25	$11,507	$12,428	$12,126
2/25	$11,616	$12,551	$12,252
3/25	$11,406	$12,338	$12,042
4/25	$11,342	$12,239	$11,929
5/25	$11,260	$12,247	$11,950
6/25	$11,358	$12,323	$12,013
7/25	$11,296	$12,298	$11,987
8/25	$11,430	$12,405	$12,082

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class A	(0.24)%	(0.16)%	1.68%
Class A with 3.25% Maximum Sales Charge	(3.45)%	(0.82)%	1.34%
Bloomberg Municipal Bond Index	0.08%	0.40%	2.18%
Bloomberg Virginia Municipal Bond Index	(0.06)%	0.12%	1.91%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$60,552,659
# of Portfolio Holdings	83
Portfolio Turnover Rate	75%
Total Advisory Fees Paid	$175,608

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	4.1%
Electric Utilities	3.8%
Bond Bank	5.4%
Lease Rev./Cert. of Participation	6.1%
Education	6.3%
Housing	8.3%
Senior Living/Life Care	10.2%
Hospital	12.3%
Transportation	12.9%
Water and Sewer	13.7%
General Obligations	16.9%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	10.7%
B	0.1%
BB	3.2%
BBB	8.7%
A	7.6%
AA	43.0%
AAA	26.7%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report August 31, 2025

ETVAX-TSR-AR

Eaton Vance Virginia Municipal Income Fund

Class C ECVAX

Annual Shareholder Report August 31, 2025

This annual shareholder report contains important information about the Eaton Vance Virginia Municipal Income Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$150	1.51%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↓ An overweight allocation to bonds with 4% coupon rates detracted from Index-relative returns during the period

↓ An overweight exposure to bonds with 17+ years to maturity also hurt performance

↓ Security selections in AA-rated bonds also weighed on Index-relative returns

↑ Security selections in BBB-rated bonds helped Index-relative returns during the period

↑ An underweight position and security selections in the education sector contributed to returns during the period

↑ An out-of-Index exposure to variable-rate demand notes — typically considered defensive investments — also contributed to returns

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class C	Bloomberg Municipal Bond Index	Bloomberg Virginia Municipal Bond Index
8/15	$10,000	$10,000	$10,000
9/15	$10,039	$10,072	$10,069
10/15	$10,087	$10,112	$10,108
11/15	$10,147	$10,153	$10,138
12/15	$10,219	$10,224	$10,194
1/16	$10,336	$10,346	$10,316
2/16	$10,351	$10,362	$10,342
3/16	$10,376	$10,395	$10,367
4/16	$10,459	$10,472	$10,435
5/16	$10,485	$10,500	$10,452
6/16	$10,648	$10,667	$10,602
7/16	$10,636	$10,673	$10,607
8/16	$10,647	$10,688	$10,610
9/16	$10,601	$10,634	$10,575
10/16	$10,531	$10,523	$10,473
11/16	$10,262	$10,130	$10,093
12/16	$10,322	$10,249	$10,219
1/17	$10,376	$10,317	$10,291
2/17	$10,412	$10,389	$10,357
3/17	$10,423	$10,411	$10,376
4/17	$10,482	$10,487	$10,458
5/17	$10,588	$10,653	$10,605
6/17	$10,551	$10,615	$10,572
7/17	$10,585	$10,701	$10,643
8/17	$10,633	$10,782	$10,713
9/17	$10,564	$10,727	$10,643
10/17	$10,506	$10,754	$10,651
11/17	$10,436	$10,696	$10,571
12/17	$10,489	$10,808	$10,699
1/18	$10,404	$10,681	$10,579
2/18	$10,371	$10,649	$10,544
3/18	$10,398	$10,688	$10,585
4/18	$10,372	$10,650	$10,542
5/18	$10,467	$10,772	$10,658
6/18	$10,489	$10,781	$10,667
7/18	$10,509	$10,807	$10,687
8/18	$10,533	$10,835	$10,712
9/18	$10,481	$10,765	$10,645
10/18	$10,415	$10,698	$10,590
11/18	$10,498	$10,817	$10,704
12/18	$10,592	$10,946	$10,828
1/19	$10,661	$11,029	$10,915
2/19	$10,706	$11,088	$10,971
3/19	$10,826	$11,263	$11,122
4/19	$10,835	$11,306	$11,148
5/19	$10,954	$11,462	$11,285
6/19	$10,985	$11,504	$11,327
7/19	$11,065	$11,597	$11,421
8/19	$11,220	$11,780	$11,567
9/19	$11,124	$11,685	$11,482
10/19	$11,127	$11,706	$11,508
11/19	$11,119	$11,735	$11,540
12/19	$11,151	$11,771	$11,567
1/20	$11,333	$11,983	$11,745
2/20	$11,454	$12,137	$11,862
3/20	$11,064	$11,697	$11,544
4/20	$10,944	$11,550	$11,473
5/20	$11,294	$11,918	$11,832
6/20	$11,364	$12,016	$11,882
7/20	$11,523	$12,218	$12,048
8/20	$11,463	$12,161	$12,011
9/20	$11,466	$12,163	$12,019
10/20	$11,442	$12,127	$11,976
11/20	$11,599	$12,310	$12,126
12/20	$11,653	$12,385	$12,167
1/21	$11,692	$12,464	$12,230
2/21	$11,514	$12,266	$12,060
3/21	$11,538	$12,341	$12,115
4/21	$11,616	$12,445	$12,198
5/21	$11,654	$12,482	$12,218
6/21	$11,666	$12,516	$12,249
7/21	$11,730	$12,620	$12,338
8/21	$11,702	$12,574	$12,293
9/21	$11,597	$12,483	$12,221
10/21	$11,556	$12,446	$12,196
11/21	$11,620	$12,552	$12,276
12/21	$11,619	$12,573	$12,294
1/22	$11,317	$12,229	$11,997
2/22	$11,240	$12,185	$11,960
3/22	$10,912	$11,790	$11,583
4/22	$10,597	$11,464	$11,262
5/22	$10,703	$11,634	$11,429
6/22	$10,546	$11,443	$11,239
7/22	$10,784	$11,746	$11,538
8/22	$10,533	$11,488	$11,277
9/22	$10,165	$11,047	$10,802
10/22	$10,074	$10,956	$10,730
11/22	$10,487	$11,468	$11,237
12/22	$10,489	$11,501	$11,263
1/23	$10,756	$11,831	$11,590
2/23	$10,494	$11,564	$11,304
3/23	$10,671	$11,820	$11,565
4/23	$10,648	$11,793	$11,533
5/23	$10,558	$11,691	$11,427
6/23	$10,624	$11,808	$11,548
7/23	$10,656	$11,855	$11,585
8/23	$10,515	$11,684	$11,399
9/23	$10,173	$11,342	$11,024
10/23	$10,007	$11,245	$10,922
11/23	$10,639	$11,959	$11,680
12/23	$10,878	$12,237	$11,962
1/24	$10,874	$12,174	$11,884
2/24	$10,883	$12,190	$11,902
3/24	$10,906	$12,190	$11,903
4/24	$10,806	$12,039	$11,753
5/24	$10,788	$12,003	$11,714
6/24	$10,938	$12,187	$11,904
7/24	$11,005	$12,299	$12,004
8/24	$11,075	$12,396	$12,089
9/24	$11,168	$12,518	$12,211
10/24	$11,039	$12,335	$12,028
11/24	$11,215	$12,549	$12,248
12/24	$11,058	$12,366	$12,060
1/25	$11,094	$12,428	$12,126
2/25	$11,186	$12,551	$12,252
3/25	$10,985	$12,338	$12,042
4/25	$10,897	$12,239	$11,929
5/25	$10,808	$12,247	$11,950
6/25	$10,918	$12,323	$12,013
7/25	$10,833	$12,298	$11,987
8/25	$11,131	$12,405	$12,082

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	(1.01)%	(0.89)%	1.08%
Class C, with 1% Maximum Contingent Deferred Sales Charge and conversion to Class A after 8 years	(1.97)%	(0.89)%	1.08%
Bloomberg Municipal Bond Index	0.08%	0.40%	2.18%
Bloomberg Virginia Municipal Bond Index	(0.06)%	0.12%	1.91%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$60,552,659
# of Portfolio Holdings	83
Portfolio Turnover Rate	75%
Total Advisory Fees Paid	$175,608

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	4.1%
Electric Utilities	3.8%
Bond Bank	5.4%
Lease Rev./Cert. of Participation	6.1%
Education	6.3%
Housing	8.3%
Senior Living/Life Care	10.2%
Hospital	12.3%
Transportation	12.9%
Water and Sewer	13.7%
General Obligations	16.9%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	10.7%
B	0.1%
BB	3.2%
BBB	8.7%
A	7.6%
AA	43.0%
AAA	26.7%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report August 31, 2025

ECVAX-TSR-AR

Eaton Vance Virginia Municipal Income Fund

Class I EVAIX

Annual Shareholder Report August 31, 2025

This annual shareholder report contains important information about the Eaton Vance Virginia Municipal Income Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$56	0.56%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↓ An overweight allocation to bonds with 4% coupon rates detracted from Index-relative returns during the period

↓ An overweight exposure to bonds with 17+ years to maturity also hurt performance

↓ Security selections in AA-rated bonds also weighed on Index-relative returns

↑ Security selections in BBB-rated bonds helped Index-relative returns during the period

↑ An underweight position and security selections in the education sector contributed to returns during the period

↑ An out-of-Index exposure to variable-rate demand notes — typically considered defensive investments — also contributed to returns

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

	Class I	Bloomberg Municipal Bond Index	Bloomberg Virginia Municipal Bond Index
8/15	$1,000,000	$1,000,000	$1,000,000
9/15	$1,006,001	$1,007,244	$1,006,938
10/15	$1,010,647	$1,011,249	$1,010,837
11/15	$1,016,556	$1,015,269	$1,013,778
12/15	$1,026,289	$1,022,402	$1,019,371
1/16	$1,038,610	$1,034,601	$1,031,556
2/16	$1,040,766	$1,036,228	$1,034,171
3/16	$1,042,854	$1,039,511	$1,036,659
4/16	$1,052,588	$1,047,154	$1,043,491
5/16	$1,056,071	$1,049,987	$1,045,172
6/16	$1,073,441	$1,066,690	$1,060,244
7/16	$1,072,764	$1,067,342	$1,060,725
8/16	$1,074,658	$1,068,782	$1,061,033
9/16	$1,071,408	$1,063,448	$1,057,457
10/16	$1,065,495	$1,052,291	$1,047,301
11/16	$1,038,638	$1,013,045	$1,009,310
12/16	$1,045,841	$1,024,938	$1,021,886
1/17	$1,051,082	$1,031,695	$1,029,145
2/17	$1,056,959	$1,038,859	$1,035,702
3/17	$1,058,809	$1,041,115	$1,037,632
4/17	$1,065,998	$1,048,669	$1,045,792
5/17	$1,075,839	$1,065,312	$1,060,461
6/17	$1,073,651	$1,061,492	$1,057,176
7/17	$1,078,146	$1,070,080	$1,064,258
8/17	$1,084,033	$1,078,223	$1,071,272
9/17	$1,078,201	$1,072,741	$1,064,296
10/17	$1,073,712	$1,075,359	$1,065,128
11/17	$1,066,563	$1,069,601	$1,057,053
12/17	$1,071,827	$1,080,781	$1,069,854
1/18	$1,064,256	$1,068,057	$1,057,894
2/18	$1,062,403	$1,064,866	$1,054,390
3/18	$1,066,025	$1,068,796	$1,058,544
4/18	$1,063,582	$1,064,982	$1,054,224
5/18	$1,074,975	$1,077,177	$1,065,835
6/18	$1,078,141	$1,078,096	$1,066,711
7/18	$1,081,027	$1,080,712	$1,068,732
8/18	$1,084,370	$1,083,488	$1,071,172
9/18	$1,079,022	$1,076,473	$1,064,468
10/18	$1,073,571	$1,069,844	$1,058,996
11/18	$1,082,260	$1,081,686	$1,070,421
12/18	$1,092,193	$1,094,637	$1,082,812
1/19	$1,102,163	$1,102,912	$1,091,499
2/19	$1,107,975	$1,108,817	$1,097,107
3/19	$1,119,469	$1,126,345	$1,112,163
4/19	$1,122,497	$1,130,578	$1,114,829
5/19	$1,135,393	$1,146,164	$1,128,526
6/19	$1,139,665	$1,150,397	$1,132,662
7/19	$1,148,158	$1,159,668	$1,142,084
8/19	$1,165,271	$1,177,960	$1,156,674
9/19	$1,156,357	$1,168,517	$1,148,192
10/19	$1,157,488	$1,170,611	$1,150,776
11/19	$1,157,304	$1,173,539	$1,153,972
12/19	$1,161,700	$1,177,122	$1,156,681
1/20	$1,182,027	$1,198,271	$1,174,539
2/20	$1,195,145	$1,213,723	$1,186,181
3/20	$1,155,349	$1,169,698	$1,154,401
4/20	$1,143,542	$1,155,018	$1,147,342
5/20	$1,180,369	$1,191,761	$1,183,215
6/20	$1,189,198	$1,201,569	$1,188,210
7/20	$1,206,838	$1,221,807	$1,204,833
8/20	$1,202,187	$1,216,074	$1,201,072
9/20	$1,203,229	$1,216,332	$1,201,914
10/20	$1,201,273	$1,212,678	$1,197,612
11/20	$1,218,816	$1,230,978	$1,212,582
12/20	$1,225,835	$1,238,477	$1,216,663
1/21	$1,231,261	$1,246,369	$1,223,004
2/21	$1,214,298	$1,226,566	$1,206,043
3/21	$1,216,458	$1,234,131	$1,211,546
4/21	$1,226,321	$1,244,482	$1,219,762
5/21	$1,230,115	$1,248,195	$1,221,768
6/21	$1,232,368	$1,251,622	$1,224,886
7/21	$1,240,629	$1,262,003	$1,233,822
8/21	$1,238,256	$1,257,371	$1,229,293
9/21	$1,228,290	$1,248,297	$1,222,114
10/21	$1,224,370	$1,244,647	$1,219,590
11/21	$1,232,736	$1,255,243	$1,227,560
12/21	$1,233,496	$1,257,268	$1,229,359
1/22	$1,201,945	$1,222,853	$1,199,702
2/22	$1,195,097	$1,218,472	$1,195,974
3/22	$1,161,942	$1,178,973	$1,158,308
4/22	$1,128,785	$1,146,363	$1,126,221
5/22	$1,140,405	$1,163,392	$1,142,855
6/22	$1,125,720	$1,144,338	$1,123,867
7/22	$1,151,513	$1,174,573	$1,153,822
8/22	$1,125,758	$1,148,831	$1,127,738
9/22	$1,086,101	$1,104,738	$1,080,168
10/22	$1,079,134	$1,095,550	$1,073,047
11/22	$1,124,013	$1,146,793	$1,123,703
12/22	$1,124,920	$1,150,076	$1,126,293
1/23	$1,154,254	$1,183,112	$1,158,979
2/23	$1,126,962	$1,156,360	$1,130,415
3/23	$1,147,041	$1,182,017	$1,156,489
4/23	$1,145,049	$1,179,316	$1,153,336
5/23	$1,135,068	$1,169,097	$1,142,732
6/23	$1,145,179	$1,180,808	$1,154,819
7/23	$1,148,083	$1,185,479	$1,158,489
8/23	$1,133,496	$1,168,413	$1,139,854
9/23	$1,098,197	$1,134,168	$1,102,353
10/23	$1,080,555	$1,124,516	$1,092,163
11/23	$1,150,209	$1,195,902	$1,168,034
12/23	$1,177,889	$1,223,697	$1,196,159
1/24	$1,178,027	$1,217,448	$1,188,381
2/24	$1,179,780	$1,219,011	$1,190,180
3/24	$1,183,215	$1,218,973	$1,190,349
4/24	$1,173,560	$1,203,876	$1,175,254
5/24	$1,172,074	$1,200,344	$1,171,392
6/24	$1,189,003	$1,218,743	$1,190,355
7/24	$1,197,785	$1,229,852	$1,200,404
8/24	$1,206,828	$1,239,551	$1,208,870
9/24	$1,217,042	$1,251,802	$1,221,137
10/24	$1,203,840	$1,233,550	$1,202,769
11/24	$1,224,163	$1,254,858	$1,224,827
12/24	$1,207,548	$1,236,589	$1,205,985
1/25	$1,212,664	$1,242,787	$1,212,561
2/25	$1,224,334	$1,255,109	$1,225,161
3/25	$1,202,462	$1,233,838	$1,204,208
4/25	$1,194,183	$1,223,898	$1,192,946
5/25	$1,185,762	$1,224,684	$1,194,978
6/25	$1,197,970	$1,232,308	$1,201,318
7/25	$1,189,998	$1,229,819	$1,198,679
8/25	$1,204,692	$1,240,508	$1,208,200

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class I	(0.18)%	0.04%	1.88%
Bloomberg Municipal Bond Index	0.08%	0.40%	2.18%
Bloomberg Virginia Municipal Bond Index	(0.06)%	0.12%	1.91%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$60,552,659
# of Portfolio Holdings	83
Portfolio Turnover Rate	75%
Total Advisory Fees Paid	$175,608

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	4.1%
Electric Utilities	3.8%
Bond Bank	5.4%
Lease Rev./Cert. of Participation	6.1%
Education	6.3%
Housing	8.3%
Senior Living/Life Care	10.2%
Hospital	12.3%
Transportation	12.9%
Water and Sewer	13.7%
General Obligations	16.9%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	10.7%
B	0.1%
BB	3.2%
BBB	8.7%
A	7.6%
AA	43.0%
AAA	26.7%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report August 31, 2025

EVAIX-TSR-AR

(b) Not applicable.

Item 2. Code of Ethics

The registrant (sometimes referred to as the “Fund”) has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant has not amended the code of ethics as described in Form N-CSR during the period covered by this report. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant’s Board of Trustees has determined that George J. Gorman, an “independent” Trustee, is an “audit committee financial expert” serving on its audit committee. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or the liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services

Eaton Vance Georgia Municipal Income Fund, Eaton Vance Maryland Municipal Income Fund, Eaton Vance Missouri Municipal Income Fund, Eaton Vance North Carolina Municipal Income Fund, Eaton Vance Oregon Municipal Income Fund, Eaton Vance South Carolina Municipal Income Fund and Eaton Vance Virginia Municipal Income Fund (the “Fund(s)”) are series of Eaton Vance Municipals Trust (the “Trust”), a Massachusetts business trust, which, including the Funds, contains a total of 18 series (the “Series”). The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. This Form N-CSR relates to the Funds’ annual reports.

(a)–(d)

The following tables present the aggregate fees billed to each Fund for the Funds’ fiscal years ended August 31, 2024 and August 31, 2025 by the registrant’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the Funds’ annual financial statements and fees billed for other services rendered by D&T during those periods.

Eaton Vance Georgia Municipal Income Fund

Fiscal Years Ended	8/31/24	8/31/25
Audit Fees	$45,400	$45,400
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$0	$0
All Other Fees(3)	$0	$0

Total	$45,400	$45,400

Eaton Vance Maryland Municipal Income Fund

Fiscal Years Ended	8/31/24	8/31/25
Audit Fees	$43,400	$43,400
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$0	$0
All Other Fees(3)	$0	$0

Total	$43,400	$43,400

Eaton Vance Missouri Municipal Income Fund

Fiscal Years Ended	8/31/24	8/31/25
Audit Fees	$43,400	$43,400
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$0	$0
All Other Fees(3)	$0	$0

Total	$43,400	$43,400

Eaton Vance North Carolina Municipal Income Fund

Fiscal Years Ended	8/31/24	8/31/25
Audit Fees	$45,400	$45,400
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$0	$0
All Other Fees(3)	$0	$0

Total	$45,400	$45,400

Eaton Vance Oregon Municipal Income Fund

Fiscal Years Ended	8/31/24	8/31/25
Audit Fees	$45,400	$45,585
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$0	$0
All Other Fees(3)	$0	$0

Total	$45,400	$45,585

Eaton Vance South Carolina Municipal Income Fund

Fiscal Years Ended	8/31/24	8/31/25
Audit Fees	$45,400	$45,400
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$0	$0
All Other Fees(3)	$0	$0

Total	$45,400	$45,400

Eaton Vance Virginia Municipal Income Fund

Fiscal Years Ended	8/31/24	8/31/25
Audit Fees	$43,400	$43,465
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$0	$0
All Other Fees(3)	$0	$0

Total	$43,400	$43,465

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

The Series comprising the Trust have varying fiscal year ends (July 31, August 31, and September 30). The following table presents the aggregate audit, audit-related, tax, and other fees billed to all of the Series in the Trust by D&T for the last two fiscal years of each Series.

Fiscal Years Ended	9/30/23	7/31/24	8/31/24	9/30/24	7/31/25	8/31/25
Audit Fees	$323,400	$309,400	$311,800	$345,800	$309,570	$312,050
Audit-Related Fees(1)	$0	$0	$0	$0	$0	$0
Tax Fees(2)	$0	$0	$0	$0	$0	$0
All Other Fees(3)	$0	$0	$0	$0	$0	$0

Total	$323,400	$309,400	$311,800	$345,800	$309,570	$312,050

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to all of the Series in the Trust by D&T for the last two fiscal years of each Series; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to the Eaton Vance organization by D&T for the last two fiscal years of each Series.

Fiscal Years Ended	9/30/23	7/31/24	8/31/24	9/30/24	7/31/25	8/31/25
Registrant(1)	$0	$0	$0	$0	$0	$0
Eaton Vance(2)	$52,836	$18,490	$18,490	$18,490	$18,490	$18,490

(1)	Includes all of the Series in the Trust.
(2)	The investment adviser to the Series, as well as any of its affiliates that provide ongoing services to the Series, are subsidiaries of Morgan Stanley.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Eaton Vance
Municipal Income Funds
Annual Financial Statements and
Additional Information
August 31, 2025

Georgia    •     Maryland    •    Missouri    •    North Carolina    •    Oregon
South Carolina    •    Virginia

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-262-1122 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Annual Financial Statements and Additional Information August 31, 2025
Eaton Vance
Municipal Income Funds
Items 8 and 9 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Eaton Vance
Georgia Municipal Income Fund
August 31, 2025
Portfolio of Investments

Tax-Exempt Mortgage-Backed Securities — 0.8%
Security	Principal Amount (000's omitted)	Value
Housing — 0.8%
Housing Authority of Savannah, GA, (Pines At Garden City), Series 2025A, (FNMA), 4.75%, 3/1/42	$995	$ 1,000,399
Total Tax-Exempt Mortgage-Backed Securities (identified cost $995,000)		$ 1,000,399

Tax-Exempt Municipal Obligations — 93.6%
Security	Principal Amount (000's omitted)	Value
Education — 5.6%
Cobb County Development Authority, GA, (Georgia Tech Cobb Research), 5.00%, 6/1/49	$1,000	$ 973,631
Cobb County Development Authority, GA, (Mt. Bethel Christian Academy), 6.00%, 6/1/45(1)	1,000	996,992
Fulton County Development Authority, GA, (Georgia Tech Facilities, Inc.), 5.00%, 6/15/49	625	633,607
Georgia Private Colleges and Universities Authority, (Savannah College of Art and Design), 4.00%, 4/1/44	2,000	1,788,509
Private Colleges and Universities Authority, GA, (Emory University), 5.25%, 9/1/39	2,290	2,507,060
		$ 6,899,799
Electric Utilities — 1.7%
Dalton, GA, Combined Utilities Revenue, 4.00%, 3/1/34	$500	$ 504,698
Georgia Municipal Electric Power Authority, 5.00%, 1/1/28	1,500	1,531,157
		$ 2,035,855
Escrowed/Prerefunded — 2.3%
Atlanta, GA, Water and Wastewater Revenue, Prerefunded to 11/1/27, 5.00%, 11/1/39	$1,500	$ 1,586,521
Cedartown Polk County Hospital Authority, GA, (Polk Medical Center), Prerefunded to 7/1/26, 5.00%, 7/1/39	850	867,918
Forsyth County Hospital Authority, GA, (Georgia Baptist Health Care System), Escrowed to Maturity, 6.375%, 10/1/28	380	404,163
		$ 2,858,602
General Obligations — 11.7%
Atlanta Urban Redevelopment Agency, GA, 5.00%, 7/1/38	$1,000	$ 1,096,848
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Atlanta, GA, Social Bonds, 5.00%, 12/1/36	$1,000	$ 1,097,872
Bryan County School District, GA:
4.00%, 8/1/33	500	501,272
4.00%, 8/1/34	435	435,542
Charlton County School District, GA, 6.00%, 4/1/40	450	513,397
Dalton, GA, 5.00%, 2/1/48	1,735	1,741,763
Greene County School District, GA, 4.00%, 6/1/48	1,610	1,423,594
Hall County School District, GA, 5.00%, 2/1/37	1,000	1,084,578
Jackson County School District, GA:
5.00%, 3/1/35	1,000	1,143,290
5.00%, 3/1/36	1,000	1,124,747
Perry Public Facilities Authority, GA, 4.00%, 4/1/46	520	468,759
Puerto Rico:
0.00%, 7/1/33	750	525,212
5.625%, 7/1/29	1,500	1,598,649
Unified Government of Athens-Clarke County Development Authority, GA, 5.00%, 6/1/32	1,080	1,081,367
Walton County Public Facilities Authority, GA, 5.00%, 8/1/43	500	517,551
		$ 14,354,441
Hospital — 12.8%
Brookhaven Development Authority, GA, (Children's Healthcare of Atlanta):
4.00%, 7/1/44	$1,500	$ 1,352,051
4.00%, 7/1/49	1,320	1,136,311
Dalton Whitfield County Joint Development Authority, GA, (Hamilton Health Care System, Inc.), 5.00%, 8/15/35	2,125	2,358,591
DeKalb Private Hospital Authority, GA, (Children's Healthcare of Atlanta), 4.00%, 7/1/39	1,615	1,576,714
Fulton County Development Authority, GA, (Piedmont Healthcare, Inc.), 5.00%, 7/1/32	1,500	1,521,052
Fulton County Development Authority, GA, (WellStar Health System, Inc.), 5.00%, 4/1/37	1,250	1,267,861
Gainesville and Hall County Hospital Authority, GA, (Northeast Georgia Health System, Inc.):
4.00%, 2/15/45	1,970	1,711,362
5.00%, 10/15/34	1,000	1,116,433
5.00%, 2/15/37	1,000	1,013,587
Glynn-Brunswick Memorial Hospital Authority, GA, (Southeast Georgia Health System):
4.00%, 8/1/37	250	229,057
4.00%, 8/1/38	500	448,245
5.00%, 8/1/28	620	620,609
Paulding County Hospital Authority, GA, (WellStar Health System, Inc.), 5.00%, 4/1/43	1,250	1,270,135
		$ 15,622,008

See Notes to Financial Statements.

Eaton Vance
Georgia Municipal Income Fund
August 31, 2025
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Housing — 9.2%
Atlanta Urban Residential Finance Authority, GA, (Flats At Stone Hogan), (FNMA), 4.37%, 5/1/44	$1,000	$ 933,889
Cobb County Development Authority, GA, (KSU Summit II Student Housing):
5.00%, 7/15/42	750	768,762
5.00%, 7/15/43	1,315	1,338,726
Douglas County Housing Authority, GA, (Astoria at Crystal Lake), (FNMA), 4.375%, 4/1/43	1,950	1,822,769
Douglas County Housing Authority, GA, (Durelee Lane Senior Residences), (FNMA), 5.10%, 2/1/44	1,000	996,240
Georgia Housing and Finance Authority:
2.40%, 12/1/41	2,125	1,520,641
3.65%, 6/1/44	1,485	1,288,684
4.45%, 12/1/44	1,000	958,259
Warner Robins Housing Authority Resident Council Corp., GA, (Arbours at Wellston), 5.00% to 2/1/28 (Put Date), 2/1/29	1,500	1,578,096
		$ 11,206,066
Industrial Development Revenue — 4.6%
Albany Dougherty Payroll Development Authority, GA, Solid Waste Disposal, (Procter & Gamble), 5.20%, 5/15/28	$2,000	$ 2,118,265
Burke County Development Authority, GA, (Georgia Power Co. Plant Vogtle), 2.20%, 10/1/32	750	645,624
Monroe County Development Authority, GA, (Georgia Power Co. Plant Scherer), 1.00% to 8/21/26 (Put Date), 7/1/49	1,000	974,409
Rockdale County Development Authority, GA, (Pratt Paper, LLC), (AMT), 4.00%, 1/1/38(1)	2,000	1,872,369
		$ 5,610,667
Insured - Electric Utilities — 3.4%
Georgia Municipal Electric Authority, (Plant Vogtle Units 3 & 4 Project J):
(AG), 5.00%, 7/1/37	$1,470	$ 1,567,341
(AG), 5.00%, 7/1/48	200	200,777
(AG), 5.00%, 7/1/55	1,000	998,400
Puerto Rico Electric Power Authority:
(NPFG), 5.25%, 7/1/29	980	989,610
(NPFG), 5.25%, 7/1/34	420	417,215
		$ 4,173,343
Insured - General Obligations — 0.9%
Coweta County, GA, Water and Sewerage Authority, (AG), Escrowed to Maturity, 5.00%, 6/1/26	$1,135	$ 1,156,028
		$ 1,156,028
Security	Principal Amount (000's omitted)	Value
Insured - Hospital — 0.8%
Columbia County Hospital Authority, GA, (WellStar Health System, Inc.), (AG), 5.00%, 4/1/48	$1,000	$ 999,430
		$ 999,430
Insured - Lease Revenue/Certificates of Participation — 2.2%
Dacula Urban Redevelopment Agency, GA, (AG), 5.00%, 2/1/42	$1,175	$ 1,224,726
Georgia Local Government 1998A Grantor Trust, Certificates of Participation, (NPFG), 4.75%, 6/1/28	1,388	1,434,919
		$ 2,659,645
Insured - Water and Sewer — 2.5%
Atlanta, GA, Water and Wastewater Revenue, Green Bonds, (BAM), 5.00%, 11/1/39	$1,000	$ 1,080,465
Augusta, GA, Water and Sewer Revenue, (BAM), 5.00%, 10/1/40	375	399,376
DeKalb County, GA, Water and Sewerage Revenue, (AG), 5.25%, 10/1/32	1,590	1,621,966
		$ 3,101,807
Lease Revenue/Certificates of Participation — 0.6%
Georgia Municipal Association, Inc., Certificates of Participation, (Atlanta Public Safety), 5.00%, 12/1/37	$500	$ 512,723
Sandy Springs Public Facilities Authority, GA, 2.00%, 5/1/35	250	210,220
		$ 722,943
Other Revenue — 4.8%
Main Street Natural Gas, Inc., GA, Gas Supply Revenue:
5.00% to 6/1/29 (Put Date), 12/1/52	$455	$ 476,734
5.00% to 6/1/30 (Put Date), 6/1/53	2,000	2,117,924
5.00% to 12/1/30 (Put Date), 5/1/54	1,000	1,063,599
5.00% to 3/1/32 (Put Date), 12/1/54	2,000	2,147,563
		$ 5,805,820
Senior Living/Life Care — 0.6%
Fulton County Residential Care Facilities for the Elderly Authority, GA, (Canterbury Court), 5.00%, 4/1/54(1)	$315	$ 272,752
Gainesville and Hall County Development Authority, GA, (ACTS Retirement-Life Communities, Inc. Obligated Group), 5.00%, 11/15/33	500	505,411
		$ 778,163
Special Tax Revenue — 7.0%
American Samoa Economic Development Authority, 5.00%, 9/1/38(1)	$200	$ 196,282

See Notes to Financial Statements.

Eaton Vance
Georgia Municipal Income Fund
August 31, 2025
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
Atlanta Development Authority, GA, (New Downtown Atlanta Stadium), 5.00%, 7/1/29	$730	$ 731,609
Atlanta Development Authority, GA, (Westside Gulch Area):
5.00%, 4/1/34(1)	1,500	1,503,026
5.50%, 4/1/39(1)	500	499,695
Cobb-Marietta Coliseum and Exhibit Hall Authority, GA, (Cobb Galleria Center):
5.00%, 10/1/36	500	555,157
5.50%, 10/1/50	225	235,863
Metropolitan Atlanta Rapid Transit Authority, GA, Sales Tax Revenue:
Green Bonds, 5.00%, 7/1/39	880	948,670
Green Bonds, 5.00%, 7/1/45	2,000	2,070,191
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	2,000	1,834,517
		$ 8,575,010
Transportation — 12.6%
Atlanta, GA, Airport Customer Facility Charge:
5.25%, 7/1/45	$1,000	$ 1,041,277
5.50%, 7/1/50	500	521,837
Atlanta, GA, Airport Revenue:
(AMT), 4.00%, 7/1/35	2,700	2,670,240
(AMT), 4.00%, 7/1/40	3,000	2,765,805
(AMT), 5.25%, 7/1/42	1,420	1,472,714
Georgia Ports Authority, 4.00%, 7/1/47	2,595	2,297,294
Georgia Road and Tollway Authority, 5.00%, 7/15/45	1,000	1,043,536
Public Finance Authority, WI, (Georgia SR 400 Express Lanes):
(AMT), 5.75%, 6/30/60	1,000	980,743
(AMT), 6.50%, 6/30/60	1,500	1,586,887
Virgin Islands Transportation and Infrastructure Corp., 5.00%, 9/1/43	1,000	1,012,723
		$ 15,393,056
Water and Sewer — 10.3%
Cherokee County Water and Sewerage Authority, GA, 4.00%, 8/1/53	$1,250	$ 1,074,945
Coweta County Water and Sewerage Authority, GA, 5.00%, 6/1/49	1,000	1,017,650
DeKalb County, GA, Water and Sewerage Revenue:
5.00%, 10/1/36	1,000	1,091,600
5.00%, 10/1/45	2,650	2,702,191
5.00%, 10/1/48	1,000	1,017,860
Fulton County, GA, Water and Sewerage Revenue, 5.00%, 1/1/33	1,500	1,508,045
Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
Kingsland, GA, Water and Sewerage Revenue, 4.00%, 9/1/43	$1,840	$ 1,699,918
Macon Water Authority, GA, 2.76%, 10/1/38(2)	500	500,000
Walton County Water and Sewerage Authority, GA:
5.00%, 2/1/53	950	960,548
5.25%, 2/1/47	1,000	1,039,406
		$ 12,612,163
Total Tax-Exempt Municipal Obligations (identified cost $117,085,289)		$114,564,846

Taxable Municipal Obligations — 3.1%
Security	Principal Amount (000's omitted)	Value
Education — 1.2%
Georgia Private Colleges and Universities Authority, (Emory University), (LOC: Truist Bank), 4.35%, 9/1/52(2)	$1,500	$ 1,500,000
		$ 1,500,000
General Obligations — 0.4%
Downtown Smyrna Development Authority, GA, 5.45%, 2/1/38	$500	$ 506,674
		$ 506,674
Insured - General Obligations — 1.5%
Effingham County Industrial Development Authority, GA, (BAM), 6.00%, 4/1/48	$1,750	$ 1,753,310
		$ 1,753,310
Total Taxable Municipal Obligations (identified cost $3,718,136)		$ 3,759,984
Total Investments — 97.5% (identified cost $121,798,425)		$119,325,229
Other Assets, Less Liabilities — 2.5%		$ 2,999,551
Net Assets — 100.0%		$122,324,780

See Notes to Financial Statements.

Eaton Vance
Georgia Municipal Income Fund
August 31, 2025
Portfolio of Investments — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At August 31, 2025, the aggregate value of these securities is $5,341,116 or 4.4% of the Fund's net assets.
(2)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at August 31, 2025.
The Fund invests primarily in debt securities issued by Georgia municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At August 31, 2025, 11.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 2.4% to 6.5% of total investments.
Abbreviations:
AG	– Assured Guaranty, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FNMA	– Federal National Mortgage Association
LOC	– Letter of Credit
NPFG	– National Public Finance Guarantee Corp.

See Notes to Financial Statements.

Eaton Vance
Maryland Municipal Income Fund
August 31, 2025
Portfolio of Investments

Tax-Exempt Municipal Obligations — 95.2%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 0.9%
Maryland Community Development Administration, (Local Government Infrastructure), 5.00%, 6/1/43	$775	$ 805,817
		$ 805,817
Education — 7.2%
Maryland Health and Higher Educational Facilities Authority, (Loyola University Maryland):
5.00%, 10/1/43	$745	$ 758,214
5.00%, 10/1/49	800	787,726
Maryland Health and Higher Educational Facilities Authority, (Pooled Loan Program), (LOC: TD Bank, N.A.), 2.65%, 4/1/35(1)	400	400,000
Maryland Health and Higher Educational Facilities Authority, (Stevenson University), 5.00%, 6/1/32	495	523,310
Maryland Industrial Development Financing Authority, (Garrison Forest School, Inc.), 4.00%, 11/1/42	1,025	923,130
Maryland Industrial Development Financing Authority, (McDonogh School), 4.00%, 9/1/43	2,100	1,899,526
University System of Maryland, 4.00%, 4/1/34	1,000	1,006,901
		$ 6,298,807
Escrowed/Prerefunded — 0.6%
Washington County, MD, (Diakon Lutheran Social Ministries), Prerefunded to 1/1/29, 5.00%, 1/1/32	$500	$ 539,997
		$ 539,997
General Obligations — 23.5%
Anne Arundel County, MD:
5.00%, 10/1/36	$1,185	$ 1,337,207
5.00%, 10/1/41	1,000	1,070,361
5.00%, 10/1/46	950	961,287
Baltimore County, MD, 4.00%, 3/1/40	1,030	1,003,618
Carroll County, MD, 4.00%, 11/1/42	500	471,452
Cecil County, MD, 4.50%, 8/1/53	875	827,295
Frederick County, MD, 5.00%, 4/1/37	1,000	1,121,227
Howard County, MD:
2.00%, 8/15/34	525	446,496
2.00%, 8/15/35	1,000	823,392
4.00%, 8/15/43	290	269,964
Maryland:
3.00%, 8/1/31	1,485	1,479,675
4.00%, 3/15/35	900	919,027
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Montgomery County, MD:
2.00%, 8/1/39	$2,000	$ 1,428,402
4.00%, 8/1/40	35	34,084
(SPA: U.S. Bank, N.A.), 3.70%, 11/1/37(2)	1,255	1,255,000
Prince George's County, MD:
3.00%, 9/15/33	285	276,019
5.00%, 8/1/41	950	1,007,883
5.00%, 8/1/42	335	353,757
Puerto Rico:
0.00%, 7/1/33	750	525,212
5.625%, 7/1/29	1,000	1,065,766
Talbot County, MD, 5.00%, 1/1/37	1,380	1,488,203
Washington Suburban Sanitary District, MD:
5.00%, 6/1/40	1,000	1,064,056
Green Bonds, 3.00%, 6/1/42	1,700	1,336,913
Green Bonds, 4.00%, 6/1/45	165	150,444
		$ 20,716,740
Hospital — 12.0%
Maryland Health and Higher Educational Facilities Authority, (Anne Arundel Health System), 5.00%, 7/1/32	$950	$ 967,798
Maryland Health and Higher Educational Facilities Authority, (Frederick Health System):
5.00%, 7/1/48	1,000	963,662
5.25%, 7/1/53	745	734,369
Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins Health System), (LOC: TD Bank, N.A.), 3.85%, 6/1/46(2)	1,200	1,200,000
Maryland Health and Higher Educational Facilities Authority, (MedStar Health), 5.00%, 8/15/42	960	959,970
Maryland Health and Higher Educational Facilities Authority, (Peninsula Regional Health System), 4.00%, 7/1/48	2,335	1,962,279
Maryland Health and Higher Educational Facilities Authority, (University of Maryland Medical System), 5.00%, 7/1/29	1,000	1,001,100
Maryland Health and Higher Educational Facilities Authority, (UPMC), 5.00%, 4/15/32	275	295,356
Montgomery County, MD, (Trinity Health Corp.), 4.00%, 12/1/44	2,000	1,751,408
Norfolk Economic Development Authority, VA, (Sentara Healthcare), 4.00%, 11/1/48	840	726,573
		$ 10,562,515

See Notes to Financial Statements.

Eaton Vance
Maryland Municipal Income Fund
August 31, 2025
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Housing — 12.9%
Howard County Housing Commission, MD, (Woodfield Oxford Square Apartments), 5.00%, 12/1/37	$1,000	$ 1,012,365
Maryland Community Development Administration:
2.30%, 9/1/35	1,000	810,630
Social Bonds, 1.65%, 9/1/29	645	598,973
Social Bonds, 1.80%, 9/1/30	515	471,037
Social Bonds, (FHLMC), (FNMA), (GNMA), 4.375%, 9/1/43	1,000	964,558
Social Bonds, (FHLMC), (FNMA), (GNMA), 4.40%, 9/1/37	750	750,343
Social Bonds, (FHLMC), (FNMA), (GNMA), 6.00%, 3/1/53	780	834,941
Sustainability Bonds, 4.35%, 7/1/43	1,000	938,686
Maryland Community Development Administration, (Villages At Marley Station), Sustainability Bonds, (FNMA), 4.35%, 2/1/44	995	913,407
Maryland Department of Housing and Community Development Administration, Green Bonds, 4.45%, 7/1/44	975	942,008
Maryland Economic Development Corp., (Bowie State University), Student Housing Revenue, 4.00%, 7/1/50	1,030	780,994
Maryland Economic Development Corp., (Morgan State University), Student Housing Revenue, 5.625%, 7/1/43	500	520,263
Maryland Economic Development Corp., (Towson University), 5.00%, 7/1/37	1,000	1,000,107
Montgomery County Housing Opportunities Commission, MD:
1.95%, 7/1/31	215	192,753
2.00%, 1/1/32	200	182,075
2.05%, 7/1/32	200	180,480
2.10%, 1/1/33	220	190,699
2.125%, 7/1/33	135	115,564
		$ 11,399,883
Industrial Development Revenue — 2.6%
Maryland Economic Development Corp., (Constellation Energy Group, Inc.), 4.10% to 4/3/28 (Put Date), 10/1/36	$750	$ 767,599
Maryland Economic Development Corp., (Core Natural Resources, Inc.), 5.00% to 3/27/35 (Put Date), 7/1/48(3)	1,500	1,511,837
		$ 2,279,436
Security	Principal Amount (000's omitted)	Value
Insured - Escrowed/Prerefunded — 1.1%
Maryland Health and Higher Educational Facilities Authority, (Helix Health Issue), (AMBAC), Escrowed to Maturity, 5.00%, 7/1/27	$895	$ 918,594
		$ 918,594
Insured - Hospital — 4.4%
Maryland Health and Higher Educational Facilities Authority, (Medlantic/Helix Issue), (AMBAC), 5.25%, 8/15/38	$3,035	$ 3,291,821
Maryland Health and Higher Educational Facilities Authority, (University of Maryland Medical System), (AG), 4.00%, 7/1/48	695	619,918
		$ 3,911,739
Insured - Transportation — 3.4%
Maryland Department of Transportation:
(AG), (AMT), 5.25%, 8/1/40	$1,000	$ 1,053,161
(AG), (AMT), 5.25%, 8/1/44	1,000	1,025,612
(AG), (AMT), 5.25%, 8/1/49	910	922,891
		$ 3,001,664
Lease Revenue/Certificates of Participation — 5.0%
Maryland Stadium Authority:
5.00%, 5/1/47	$2,250	$ 2,257,749
5.00%, 5/1/50	995	1,023,086
Maryland Stadium Authority, Built to Learn Revenue:
4.00%, 6/1/49	500	432,797
4.00%, 6/1/52	800	680,789
		$ 4,394,421
Senior Living/Life Care — 3.0%
Baltimore County, MD, (Oak Crest Village, Inc.), 4.00%, 1/1/45	$1,000	$ 851,510
Howard County, MD, (Vantage House), 5.00%, 4/1/26	295	295,475
Maryland Health and Higher Educational Facilities Authority, (Edenwald), 5.25%, 1/1/37	500	500,051
Rockville, MD, (Ingleside at King Farm), 5.00%, 11/1/37	1,000	978,368
		$ 2,625,404
Special Tax Revenue — 7.1%
American Samoa Economic Development Authority, 5.00%, 9/1/38(3)	$200	$ 196,282
Howard County, MD, (Annapolis Junction Town Center):
5.00%, 2/15/38	450	475,395
5.00%, 2/15/39	425	443,721
Maryland Department of Transportation, 2.50%, 10/1/33	700	641,331

See Notes to Financial Statements.

Eaton Vance
Maryland Municipal Income Fund
August 31, 2025
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	$1,090	$ 999,811
Washington Metropolitan Area Transit Authority, D.C.:
Green Bonds, 4.125%, 7/15/47	1,000	894,920
Green Bonds, 5.25%, 7/15/59	1,500	1,531,903
Sustainability Bonds, 5.25%, 7/15/53	1,000	1,025,948
		$ 6,209,311
Transportation — 9.1%
Maryland Department of Transportation, (AMT), 4.00%, 8/1/41	$1,525	$ 1,373,874
Maryland Economic Development Corp., (Seagirt Marine Terminal), (AMT), 5.00%, 6/1/49	125	115,667
Maryland Economic Development Corp., (Transportation Facilities), 5.00%, 6/1/32	500	515,891
Maryland Economic Development Corp., Parking Facilities Revenue, 5.00%, 6/1/58	475	446,618
Maryland Transportation Authority, 5.00%, 7/1/51	1,500	1,505,430
Metropolitan Washington Airports Authority, D.C., (AMT), 5.00%, 10/1/44	2,000	1,980,171
Virgin Islands Transportation and Infrastructure Corp., 5.00%, 9/1/39	1,000	1,050,126
Washington Metropolitan Area Transit Authority, D.C., 5.00%, 7/1/31	1,000	1,038,500
		$ 8,026,277
Water and Sewer — 2.4%
Washington Suburban Sanitary District, MD:
4.00%, 6/1/40	$1,500	$ 1,461,024
5.00%, 6/1/43	650	682,812
		$ 2,143,836
Total Tax-Exempt Municipal Obligations (identified cost $86,993,821)		$ 83,834,441

Taxable Municipal Obligations — 3.4%
Security	Principal Amount (000's omitted)	Value
General Obligations — 0.5%
Baltimore Mayor and City Council, MD, 5.60%, 10/15/30(4)	$480	$ 495,359
		$ 495,359
Security	Principal Amount (000's omitted)	Value
Hospital — 0.9%
Maryland Health and Higher Educational Facilities Authority, (University of Maryland Medical System), 3.052%, 7/1/40	$1,000	$ 768,229
		$ 768,229
Housing — 1.4%
Maryland Community Development Administration:
(SPA: TD Bank, N.A.), 4.35%, 9/1/33(1)	$250	$ 250,000
(FHLMC), (FNMA), (GNMA), (SPA: Royal Bank of Canada), 4.35%, 7/1/45(1)	1,000	1,000,000
		$ 1,250,000
Transportation — 0.6%
Prince George's County Revenue Authority, MD, (Regional Medical Center Garage):
2.553%, 8/1/26	$275	$ 270,490
2.593%, 8/1/27	260	251,872
		$ 522,362
Total Taxable Municipal Obligations (identified cost $3,273,874)		$ 3,035,950
Total Investments — 98.6% (identified cost $90,267,695)		$ 86,870,391
Other Assets, Less Liabilities — 1.4%		$ 1,218,310
Net Assets — 100.0%		$ 88,088,701
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at August 31, 2025.
(2)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at August 31, 2025.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At August 31, 2025, the aggregate value of these securities is $1,708,119 or 1.9% of the Fund's net assets.
(4)	Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.

See Notes to Financial Statements.

Eaton Vance
Maryland Municipal Income Fund
August 31, 2025
Portfolio of Investments — continued

The Fund invests primarily in debt securities issued by Maryland municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At August 31, 2025, 9.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 4.2% to 4.8% of total investments.
Abbreviations:
AG	– Assured Guaranty, Inc.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
LOC	– Letter of Credit
SPA	– Standby Bond Purchase Agreement

See Notes to Financial Statements.

Eaton Vance
Missouri Municipal Income Fund
August 31, 2025
Portfolio of Investments

Corporate Bonds — 1.2%
Security	Principal Amount (000's omitted)	Value
Hospital — 1.2%
SSM Health Care Corp., 4.894%, 6/1/28	$1,000	$ 1,018,316
Total Corporate Bonds (identified cost $992,470)		$ 1,018,316

Tax-Exempt Municipal Obligations — 96.2%
Security	Principal Amount (000's omitted)	Value
Education — 6.9%
Missouri Health and Educational Facilities Authority, (Saint Louis University), (LOC: Barclays Bank PLC), 3.80%, 10/1/35(1)	$3,645	$ 3,645,000
Missouri Health and Educational Facilities Authority, (Washington University), (SPA: JPMorgan Chase Bank, N.A.), 3.80%, 3/1/40(1)	2,300	2,300,000
		$ 5,945,000
Electric Utilities — 3.7%
Missouri Joint Municipal Electric Utility Commission, (Iatan 2 Project), 5.00%, 1/1/26	$1,000	$ 1,007,973
Missouri Joint Municipal Electric Utility Commission, (MoPEP Facilities):
Green Bonds, 5.00%, 12/1/36	595	643,617
Green Bonds, 5.25%, 12/1/40	500	535,443
Springfield, MO, Public Utility Revenue, 4.00%, 8/1/36	1,000	1,000,593
		$ 3,187,626
General Obligations — 30.3%
Blue Springs, MO, 4.00%, 3/1/42	$655	$ 611,598
Cape Girardeau County Reorganized School District R-II, MO, 5.00%, 3/1/38	440	452,522
Center School District No. 58, MO, 4.00%, 3/1/37	1,435	1,437,952
Hannibal School District No. 60, MO, 4.00%, 3/1/36	1,860	1,881,227
Jackson County Consolidated School District No. 4, MO, 5.00%, 3/1/38	1,850	1,879,456
Jackson County Reorganized School District No. 7, MO, 6.00%, 3/1/42	1,000	1,127,261
Kansas City School District, MO, 4.25%, 3/1/41(2)	1,445	1,433,365
Kansas City, MO, 3.125%, 2/1/39	1,000	844,860
Lindbergh School District, MO, 5.75%, 3/1/41	1,000	1,122,537
Maplewood-Richmond Heights School District, MO, 3.00%, 3/1/40	1,000	821,331
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Nevada R-V School District, MO, 5.00%, 3/1/38	$1,400	$ 1,407,956
North Kansas City School District No. 74, MO, 5.00%, 3/1/44	750	780,404
Pattonville R-3 School District, MO, 5.25%, 3/1/42	1,160	1,210,405
Puerto Rico:
5.625%, 7/1/29	250	266,442
5.75%, 7/1/31	750	823,064
Raytown C-2 School District, MO, 5.00%, 3/1/38	1,000	1,036,801
Republic School District No. R-3, MO, 6.50%, 3/1/44	1,000	1,150,568
Springfield School District No. R-12, MO, 2.25%, 3/1/40	1,455	1,040,492
St. Charles County Francis Howell R-III School District, MO, Prerefunded to 3/1/28, 2.00%, 3/1/40	965	955,107
St. Charles School District, MO, 5.00%, 3/1/45	900	917,735
St. Louis County School District C-2 Parkway, MO, 4.00%, 3/1/41	1,125	1,094,332
University City School District, MO:
0.00%, 2/15/32	485	388,266
0.00%, 2/15/33	1,000	764,060
5.25%, 2/15/44	950	983,465
Warren County School District No. R-III, MO, 5.00%, 3/1/44	515	532,420
Warrensburg School District No. R-VI, MO, 5.75%, 3/1/43	1,000	1,089,454
		$ 26,053,080
Hospital — 12.3%
Joplin Industrial Development Authority, MO, (Freeman Health System):
4.00%, 2/15/43	$510	$ 447,727
4.00%, 2/15/44	200	174,263
5.00%, 2/15/41	1,000	1,018,554
Missouri Health and Educational Facilities Authority, (BJC Health System):
4.00%, 1/1/45	100	86,156
4.00%, 4/1/45	1,000	877,182
4.00% to 1/1/46 (Put Date), 1/1/50	1,000	857,440
Missouri Health and Educational Facilities Authority, (Children's Mercy Hospital), 4.00%, 5/15/48	1,000	855,389
Missouri Health and Educational Facilities Authority, (CoxHealth):
4.00%, 11/15/49	2,090	1,758,234
5.00%, 11/15/37	1,125	1,163,528
Missouri Health and Educational Facilities Authority, (Mercy Health):
4.00%, 11/15/49	2,500	2,081,941
5.50%, 12/1/48	1,200	1,242,384
		$ 10,562,798

See Notes to Financial Statements.

Eaton Vance
Missouri Municipal Income Fund
August 31, 2025
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Housing — 5.5%
Missouri Housing Development Commission, SFMR, (FHLMC), (FNMA), (GNMA):
2.35%, 11/1/35	$810	$ 657,291
3.00%, 11/1/37	975	854,268
3.00%, 11/1/39	605	506,653
3.00%, 11/1/44	610	458,115
3.30%, 12/1/47	332	304,249
3.40%, 11/1/46	879	834,812
4.15%, 11/1/38	275	266,887
4.45%, 11/1/44	385	369,243
4.60%, 11/1/49	495	470,441
		$ 4,721,959
Industrial Development Revenue — 1.9%
Missouri Development Finance Authority, Solid Waste Disposal, (Procter & Gamble Paper Products), 5.20%, 3/15/29	$1,510	$ 1,612,032
		$ 1,612,032
Insured - Electric Utilities — 1.4%
Puerto Rico Electric Power Authority:
(NPFG), 5.25%, 7/1/29	$950	$ 959,316
(NPFG), 5.25%, 7/1/34	215	213,574
		$ 1,172,890
Insured - General Obligations — 2.7%
Mineral Area Community College District, MO, (AG), 5.00%, 3/1/44	$1,000	$ 1,011,879
St. Louis Board of Education, MO, (AG), 4.00%, 4/1/43	675	626,689
Valley Park School District, MO, (BAM), 5.50%, 3/1/44	675	702,057
		$ 2,340,625
Insured - Lease Revenue/Certificates of Participation — 6.4%
Jefferson County School District No. R-VI Festus, MO:
(BAM), 4.625%, 4/1/43(2)	$500	$ 489,914
(BAM), 4.75%, 4/1/45(2)	500	491,134
Kansas City Municipal Assistance Corp., MO, (H. Roe Bartle Convention Center and Infrastructure):
(AMBAC), 0.00%, 4/15/26	2,170	2,128,869
(AMBAC), 0.00%, 4/15/30	2,105	1,802,809
Missouri Development Finance Board, (City of Independence - Public Safety), (AG), 5.50%, 12/1/42	590	624,712
		$ 5,537,438
Security	Principal Amount (000's omitted)	Value
Insured - Special Tax Revenue — 2.9%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, (AG), 5.25%, 7/1/28	$2,355	$ 2,532,264
		$ 2,532,264
Insured - Transportation — 4.7%
Kansas City Industrial Development Authority, MO, (Kansas City International Airport Terminal Modernization), (AG), (AMT), 4.00%, 3/1/50	$2,000	$ 1,652,078
St. Louis, MO, (Lambert International Airport):
(AG), 5.00%, 7/1/44	1,250	1,275,733
(NPFG), 5.50%, 7/1/30	1,000	1,133,274
		$ 4,061,085
Lease Revenue/Certificates of Participation — 1.4%
Waynesville R-VI School District, MO, Certificates of Participation, 5.00%, 4/15/44	$1,170	$ 1,182,132
		$ 1,182,132
Senior Living/Life Care — 6.0%
Lees Summit Industrial Development Authority, MO, (John Knox Village), 4.325%, 8/15/47	$1,000	$ 954,729
Missouri Health and Educational Facilities Authority, (Bethesda Health Group, Inc.), 5.00%, 8/1/40	500	480,230
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services):
5.00%, 2/1/42	1,340	1,300,327
5.25%, 2/1/48	375	359,753
St. Louis County Industrial Development Authority, MO, (Friendship Village of St. Louis):
5.00%, 9/1/37	500	500,370
5.00%, 9/1/38	250	249,798
St. Louis County Industrial Development Authority, MO, (St. Andrew's Resources for Seniors Obligated Group):
5.00%, 12/1/35	500	484,156
5.125%, 12/1/45	950	820,863
		$ 5,150,226
Special Tax Revenue — 1.7%
American Samoa Economic Development Authority, 5.00%, 9/1/38(3)	$200	$ 196,282
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	1,355	1,242,885
St. Louis Land Clearance for Redevelopment Authority, MO, (Kiel Opera House Renovation), 3.875%, 10/1/35	25	24,544
		$ 1,463,711

See Notes to Financial Statements.

Eaton Vance
Missouri Municipal Income Fund
August 31, 2025
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Transportation — 3.1%
Kansas City Industrial Development Authority, MO, (Kansas City International Airport Terminal Modernization):
(AMT), 5.00%, 3/1/39	$1,230	$ 1,237,162
(AMT), 5.00%, 3/1/46	1,470	1,435,782
		$ 2,672,944
Water and Sewer — 5.3%
Kansas City, MO, Sanitary Sewer System Revenue, 4.00%, 1/1/48	$940	$ 830,151
Kansas City, MO, Water Revenue:
5.00%, 12/1/48	2,160	2,212,412
5.00%, 12/1/49	445	453,548
Missouri Environmental Improvement and Energy Resources Authority, (Tri-County Water Authority), 5.00%, 1/1/40	1,000	1,070,080
		$ 4,566,191
Total Tax-Exempt Municipal Obligations (identified cost $84,116,426)		$ 82,762,001

Taxable Municipal Obligations — 3.4%
Security	Principal Amount (000's omitted)	Value
Education — 2.3%
Curators of the University of Missouri, 5.96%, 11/1/39(4)	$1,860	$ 1,951,634
$ 1,951,634
General Obligations — 1.1%
Orchard Farm R-V School District, MO, 4.922%, 3/1/40	$1,000	$ 973,612
$ 973,612
Total Taxable Municipal Obligations (identified cost $2,922,738)		$ 2,925,246
Total Investments — 100.8% (identified cost $88,031,634)		$ 86,705,563
Other Assets, Less Liabilities — (0.8)%		$ (700,837)
Net Assets — 100.0%		$ 86,004,726

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at August 31, 2025.
(2)	When-issued security.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At August 31, 2025, the aggregate value of these securities is $196,282 or 0.2% of the Fund's net assets.
(4)	Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.
The Fund invests primarily in debt securities issued by Missouri municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At August 31, 2025, 18.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.9% to 8.9% of total investments.
Abbreviations:
AG	– Assured Guaranty, Inc.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
LOC	– Letter of Credit
NPFG	– National Public Finance Guarantee Corp.
SFMR	– Single Family Mortgage Revenue
SPA	– Standby Bond Purchase Agreement

See Notes to Financial Statements.

Eaton Vance
North Carolina Municipal Income Fund
August 31, 2025
Portfolio of Investments

Tax-Exempt Mortgage-Backed Securities — 0.4%
Security	Principal Amount (000's omitted)	Value
Housing — 0.4%
Raleigh Housing Authority, NC, (Brad Parkside Apartments LLC), Series 2024A, (FNMA), 4.40%, 12/1/43	$1,000	$ 935,851
Total Tax-Exempt Mortgage-Backed Securities (identified cost $1,000,000)		$ 935,851

Tax-Exempt Municipal Obligations — 95.7%
Security	Principal Amount (000's omitted)	Value
Education — 6.7%
East Carolina University, NC, 3.25%, 10/1/37	$160	$ 149,987
North Carolina Agricultural and Technical State University, 5.00%, 10/1/48	2,800	2,839,408
North Carolina Capital Facilities Finance Agency, (Duke University):
4.00%, 10/1/39	1,215	1,192,499
5.00%, 7/1/42	1,975	1,995,878
North Carolina Capital Facilities Finance Agency, (Wake Forest University), 5.00%, 1/1/48	800	801,797
North Carolina State University at Raleigh, 4.00%, 10/1/46	1,200	1,086,168
University of North Carolina at Charlotte, 5.00%, 10/1/47	4,975	5,010,975
University of North Carolina at Greensboro, 4.00%, 4/1/35	900	906,211
Western Carolina University, NC:
4.00%, 4/1/50	430	371,923
5.00%, 10/1/36	1,000	1,026,997
		$ 15,381,843
Electric Utilities — 4.0%
Fayetteville, NC, Public Works Commission Revenue:
4.50%, 3/1/49	$1,895	$ 1,805,144
5.00%, 3/1/46	2,545	2,601,527
Greenville, NC, (Greenville Utilities Commission):
5.00%, 8/1/44	4,600	4,674,684
5.00%, 12/1/46	175	178,765
		$ 9,260,120
Security	Principal Amount (000's omitted)	Value
Escrowed/Prerefunded — 0.5%
New Hanover County, NC, (New Hanover Regional Medical Center), Prerefunded to 10/1/27, 5.00%, 10/1/36	$1,000	$ 1,055,538
		$ 1,055,538
General Obligations — 10.7%
Brunswick County, NC, 4.00%, 8/1/37	$70	$ 70,680
Burlington, NC:
5.00%, 8/1/35	245	282,207
5.00%, 8/1/36	470	533,185
Concord, NC, 4.00%, 9/1/41	1,050	1,028,842
Greensboro, NC, 4.00%, 2/1/43	165	157,839
Guilford County, NC, 4.00%, 3/1/45	965	901,675
Huntersville, NC:
4.00%, 12/1/41	865	850,343
4.00%, 12/1/42	1,275	1,233,231
4.00%, 12/1/43	1,220	1,165,356
4.00%, 12/1/44	1,200	1,128,910
Johnston County, NC:
4.00%, 2/1/40	865	849,322
4.00%, 2/1/41	1,235	1,210,727
Lee County, NC:
4.00%, 10/1/38	950	935,867
4.00%, 10/1/39	505	495,121
4.00%, 10/1/43	1,000	925,927
Mecklenburg County, NC, 4.00%, 2/1/45	910	850,417
North Carolina, 2.00%, 6/1/32	2,510	2,276,959
Pender County, NC, 4.00%, 3/1/45	2,575	2,346,674
Puerto Rico:
5.625%, 7/1/29	1,000	1,065,766
5.75%, 7/1/31	750	823,064
Wake County, NC, 5.00%, 4/1/39	2,500	2,748,060
Wake Forest, NC:
4.00%, 9/1/39	70	69,736
4.00%, 9/1/40	715	709,559
4.00%, 9/1/41	215	211,407
4.00%, 9/1/42	945	914,396
4.00%, 9/1/43	905	864,879
		$ 24,650,149
Hospital — 12.4%
Charlotte-Mecklenburg Hospital Authority, NC, (Atrium Health):
3.45% to 10/31/25 (Put Date), 1/15/48	$2,000	$ 2,002,000

See Notes to Financial Statements.

Eaton Vance
North Carolina Municipal Income Fund
August 31, 2025
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Charlotte-Mecklenburg Hospital Authority, NC, (Atrium Health): (continued)
(SPA: JPMorgan Chase Bank, N.A.), 3.95%, 1/15/48(1)	$3,000	$ 3,000,000
Charlotte-Mecklenburg Hospital Authority, NC, (Carolinas HealthCare System):
(SPA: JPMorgan Chase Bank, N.A.), 3.95%, 1/15/37(1)	2,000	2,000,000
(SPA: JPMorgan Chase Bank, N.A.), 3.95%, 1/15/38(1)	2,500	2,500,000
Nash Health Care Systems, NC, 5.50%, 2/1/44	995	1,037,151
North Carolina Medical Care Commission, (Duke University Health System), 5.00%, 6/1/41	2,000	2,085,463
North Carolina Medical Care Commission, (Novant Health Obligated Group):
4.00%, 11/1/49	2,665	2,252,411
(SPA: JPMorgan Chase Bank, N.A.), 2.77%, 11/1/34(2)	2,500	2,500,000
South Carolina Jobs-Economic Development Authority, (Novant Health Obligated Group), 5.50%, 11/1/48	2,500	2,592,591
University of North Carolina Hospitals at Chapel Hill:
5.00%, 2/1/49	6,800	7,009,106
(SPA: TD Bank, N.A.), 3.90%, 2/15/31(1)	1,600	1,600,000
		$ 28,578,722
Housing — 6.6%
North Carolina Housing Finance Agency:
3.95%, 1/1/41	$605	$ 555,172
(Liq: TD Bank, N.A.), 3.90%, 1/1/50(1)	1,000	1,000,000
(FHLMC), (FNMA), (GNMA), 1.25%, 1/1/29	1,215	1,128,691
(FHLMC), (FNMA), (GNMA), 2.45%, 7/1/34	380	327,813
(FHLMC), (FNMA), (GNMA), 2.80%, 1/1/40	1,690	1,313,646
(FHLMC), (FNMA), (GNMA), 3.85%, 7/1/38	1,875	1,773,406
(FHLMC), (FNMA), (GNMA), 4.00%, 7/1/39	2,490	2,411,079
(FHLMC), (FNMA), (GNMA), 4.55%, 7/1/44	575	560,561
(FHLMC), (FNMA), (GNMA), (SPA: TD Bank, N.A.), 3.90%, 7/1/49(1)	3,000	3,000,000
Social Bonds, (FHLMC), (FNMA), (GNMA), 4.35%, 7/1/43	1,985	1,921,346
Social Bonds, (FHLMC), (FNMA), (GNMA), 4.875%, 7/1/42	995	1,004,335
Raleigh Housing Authority, NC, (919 At Cross Link), (FNMA), 4.50%, 2/1/43	275	263,472
		$ 15,259,521
Security	Principal Amount (000's omitted)	Value
Industrial Development Revenue — 0.4%
Cumberland County Industrial Facilities and Pollution Control Financing Authority, NC, (Aero Project), (AMT), 3.75% to 11/1/25 (Put Date), 12/1/27	$1,000	$ 1,000,215
		$ 1,000,215
Insured - Education — 1.1%
East Carolina University, NC:
(BAM), 4.125%, 10/1/43	$790	$ 749,496
(BAM), 4.25%, 10/1/47	700	648,859
(BAM), 4.375%, 10/1/48	1,150	1,076,654
University of North Carolina, (AG), 5.00%, 10/1/33	35	35,022
		$ 2,510,031
Insured - Electric Utilities — 0.6%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	$1,335	$ 1,326,148
		$ 1,326,148
Insured - Transportation — 6.1%
Greater Asheville Regional Airport Authority, NC:
(AG), (AMT), 5.00%, 7/1/27	$220	$ 227,976
(AG), (AMT), 5.00%, 7/1/29	1,000	1,073,949
(AG), (AMT), 5.25%, 7/1/48	2,500	2,503,769
(AG), (AMT), 5.50%, 7/1/47	2,500	2,542,760
(AG), (AMT), 5.50%, 7/1/52	2,000	2,027,340
North Carolina Turnpike Authority, (Triangle Expressway System):
(AG), 0.00%, 1/1/35	6,500	4,545,712
(AG), 5.00%, 1/1/39	1,200	1,211,957
		$ 14,133,463
Lease Revenue/Certificates of Participation — 7.8%
Ashe County, NC, 5.00%, 6/1/42	$325	$ 339,493
Cabarrus County, NC, 5.00%, 8/1/42	2,190	2,289,250
Charlotte, NC, Certificates of Participation:
3.00%, 6/1/36	1,260	1,150,695
4.00%, 12/1/37	1,185	1,178,687
Dare County, NC:
5.00%, 6/1/33	275	314,051
5.00%, 6/1/34	150	171,874
5.00%, 6/1/35	150	170,909
5.00%, 6/1/36	275	309,377
Mecklenburg County, NC, 4.00%, 2/1/43	205	190,181
Mooresville, NC:
5.00%, 10/1/43	1,525	1,596,526

See Notes to Financial Statements.

Eaton Vance
North Carolina Municipal Income Fund
August 31, 2025
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Lease Revenue/Certificates of Participation (continued)
Mooresville, NC: (continued)
5.00%, 10/1/45	$1,420	$ 1,470,051
Onslow County, NC:
5.00%, 12/1/32	450	510,650
5.00%, 12/1/33	675	770,451
5.00%, 12/1/34	625	711,893
5.00%, 12/1/35	140	157,631
5.00%, 12/1/36	300	334,002
Orange County, NC:
4.50%, 10/1/44	100	98,095
5.00%, 10/1/42	1,080	1,134,070
Pender County, NC, 4.00%, 4/1/44	750	685,269
Wake County, NC, 4.00%, 3/1/37	1,910	1,915,873
Watauga Public Facilities Corp., NC, 5.25%, 6/1/40	1,000	1,073,933
Winston-Salem, NC:
4.50%, 6/1/45	100	98,712
5.00%, 6/1/34	690	792,904
5.00%, 6/1/43	500	520,892
		$ 17,985,469
Other Revenue — 0.6%
Patriots Energy Group Financing Agency, SC, Gas Supply Revenue, 5.25% to 8/1/31 (Put Date), 10/1/54	$1,400	$ 1,492,275
		$ 1,492,275
Senior Living/Life Care — 6.4%
North Carolina Medical Care Commission, (Deerfield Episcopal Retirement Community, Inc.), 5.00%, 11/1/31	$2,000	$ 2,027,306
North Carolina Medical Care Commission, (EveryAge):
4.00%, 9/1/47	1,000	797,120
5.00%, 9/1/44	1,260	1,193,172
5.00%, 9/1/49	1,095	1,007,475
North Carolina Medical Care Commission, (Penick Village):
4.75%, 9/1/29	410	410,110
5.50%, 9/1/44	2,000	1,960,365
North Carolina Medical Care Commission, (Pennybyrn at Maryfield), 5.00%, 10/1/50	2,000	1,729,465
North Carolina Medical Care Commission, (Plantation Village, Inc.), 4.00%, 1/1/41	1,100	967,916
North Carolina Medical Care Commission, (The Forest at Duke), 4.00%, 9/1/41	880	756,377
North Carolina Medical Care Commission, (The Pines at Davidson):
5.00%, 1/1/34	500	511,084
Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
North Carolina Medical Care Commission, (The Pines at Davidson): (continued)
5.00%, 1/1/38	$1,000	$ 1,009,488
North Carolina Medical Care Commission, (United Methodist Retirement Homes), 5.125%, 10/1/54	2,490	2,372,356
		$ 14,742,234
Special Tax Revenue — 1.7%
American Samoa Economic Development Authority, 5.00%, 9/1/38(3)	$200	$ 196,282
Mecklenburg County, NC, Special Obligation, 5.00%, 1/1/26	1,000	1,001,728
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	3,030	2,779,292
		$ 3,977,302
Student Loan — 1.7%
North Carolina Education Assistance Authority:
(AMT), 5.00%, 6/1/35	$415	$ 427,099
(AMT), 5.00%, 6/1/43	1,420	1,450,039
(AMT), 5.00%, 6/1/45	2,000	2,028,076
		$ 3,905,214
Transportation — 6.2%
Charlotte, NC, (Charlotte Douglas International Airport):
5.00%, 7/1/41	$965	$ 1,012,468
5.00%, 7/1/47	5,000	5,005,028
(AMT), 5.00%, 7/1/42	1,000	1,000,106
North Carolina Department of Transportation, (I-77 HOT Lanes), (AMT), 5.00%, 6/30/54	2,550	2,474,275
North Carolina Turnpike Authority, (Triangle Expressway System), 5.00%, 1/1/40	2,500	2,540,562
Raleigh-Durham Airport Authority, NC, (AMT), 5.00%, 5/1/35	2,200	2,297,281
		$ 14,329,720
Water and Sewer — 22.2%
Buncombe County Metropolitan Sewerage District, NC, 5.00%, 7/1/28	$540	$ 540,903
Cape Fear Public Utility Authority, NC, Water and Sewer System Revenue:
4.00%, 8/1/44	2,350	2,153,188
5.00%, 4/1/42	400	419,224
5.00%, 4/1/43	925	962,983
Charlotte, NC, Water and Sewer System Revenue:
4.00%, 7/1/37	6,475	6,487,442
4.00%, 7/1/52	4,470	3,978,070

See Notes to Financial Statements.

Eaton Vance
North Carolina Municipal Income Fund
August 31, 2025
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
Charlotte, NC, Water and Sewer System Revenue: (continued)
5.00%, 7/1/49	$1,100	$ 1,136,405
Durham, NC, Water and Sewer Utility System Revenue:
3.00%, 8/1/40	2,395	1,977,747
4.00%, 8/1/43	805	758,867
4.00%, 8/1/44	655	615,843
4.00%, 8/1/49	3,355	3,015,260
Fuquay-Varina, NC, Combined Utilities Revenue:
4.00%, 2/1/43	3,285	3,051,257
4.00%, 2/1/44	585	536,826
4.00%, 6/1/45	1,290	1,171,549
Gastonia, NC, Combined Utilities System Revenue, 4.00%, 5/1/42	195	183,211
Greensboro, NC, Combined Enterprise System Revenue, 5.00%, 6/1/49	3,900	4,011,023
Hendersonville, NC, Water and Sewer System Revenue:
4.50%, 6/1/43	20	19,811
4.50%, 6/1/45	250	244,557
5.00%, 6/1/32	255	287,940
5.00%, 6/1/35	250	283,957
5.00%, 6/1/39	250	269,032
5.00%, 6/1/41	250	263,311
High Point, NC, Combined Water and Sewer System Revenue:
4.125%, 11/1/41	725	702,571
4.25%, 11/1/42	455	440,951
5.00%, 11/1/44	175	181,211
Johnston County, NC, Water and Sewer System Revenue, 5.00%, 4/1/43	775	804,093
Mebane, NC, Combined Utilities Revenue, 4.00%, 8/1/49	2,275	1,968,157
Onslow Water and Sewer Authority, NC:
4.00%, 12/1/49	700	604,883
5.00%, 12/1/48	1,100	1,117,371
Sanford, NC, Utility Systems Revenue:
4.00%, 6/1/43	295	272,727
4.00%, 6/1/44	2,000	1,826,359
4.00%, 6/1/44	335	305,915
4.00%, 6/1/45	230	207,236
4.125%, 6/1/50	1,280	1,123,063
5.00%, 6/1/39	500	541,315
5.00%, 6/1/40	750	800,954
5.00%, 6/1/41	750	790,468
5.00%, 6/1/42	1,000	1,044,593
5.00%, 6/1/43	1,015	1,053,677
Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
Winston-Salem, NC, Water and Sewer System Revenue, 4.00%, 6/1/37	$5,000	$ 5,002,171
		$ 51,156,121
Total Tax-Exempt Municipal Obligations (identified cost $225,741,444)		$220,744,085

Taxable Municipal Obligations — 1.3%
Security	Principal Amount (000's omitted)	Value
Education — 1.0%
Duke University, NC, 5.85%, 4/1/37	$1,400	$ 1,516,272
University of North Carolina at Chapel Hill, 3.327%, 12/1/36	995	913,990
		$ 2,430,262
Lease Revenue/Certificates of Participation — 0.3%
Greensboro, NC, (Coliseum Complex), 2.431%, 4/1/33	$500	$ 430,834
Wilmington, NC, Limited Obligation Bonds, 2.03%, 6/1/30	200	182,913
		$ 613,747
Total Taxable Municipal Obligations (identified cost $3,055,978)		$ 3,044,009
Total Investments — 97.4% (identified cost $229,797,422)		$224,723,945
Other Assets, Less Liabilities — 2.6%		$ 5,913,496
Net Assets — 100.0%		$230,637,441
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at August 31, 2025.
(2)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at August 31, 2025.

See Notes to Financial Statements.

Eaton Vance
North Carolina Municipal Income Fund
August 31, 2025
Portfolio of Investments — continued

(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At August 31, 2025, the aggregate value of these securities is $196,282 or 0.1% of the Fund's net assets.
The Fund invests primarily in debt securities issued by North Carolina municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At August 31, 2025, 8.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.6% to 6.3% of total investments.
Abbreviations:
AG	– Assured Guaranty, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
Liq	– Liquidity Provider
NPFG	– National Public Finance Guarantee Corp.
SPA	– Standby Bond Purchase Agreement

See Notes to Financial Statements.

Eaton Vance
Oregon Municipal Income Fund
August 31, 2025
Portfolio of Investments

Tax-Exempt Municipal Obligations — 95.1%
Security	Principal Amount (000's omitted)	Value
Education — 7.2%
Oregon State University:
4.00%, 4/1/44	$1,980	$ 1,816,583
5.00%, 4/1/45	2,670	2,790,846
University of Oregon:
5.00%, 4/1/48	4,230	4,244,646
5.00%, 4/1/50	2,035	2,044,538
Yamhill County, OR, (George Fox University):
4.00%, 12/1/28	875	897,037
4.00%, 12/1/41	3,005	2,779,780
4.00%, 12/1/51	1,275	1,086,860
		$ 15,660,290
Electric Utilities — 1.1%
Eugene, OR, Electric Utility System Revenue:
5.00%, 8/1/43	$1,040	$ 1,047,832
5.00%, 8/1/49	1,325	1,349,753
		$ 2,397,585
General Obligations — 48.3%
Beaverton School District No. 48J, OR:
5.00%, 6/15/48	$2,500	$ 2,557,112
5.00%, 6/15/52	1,705	1,723,688
Bend, OR:
5.00%, 6/1/42	1,255	1,323,168
5.00%, 6/1/50	1,350	1,384,150
Benton County, OR, 5.00%, 6/1/48	970	986,220
Canby School District No. 86, OR, 4.00%, 6/15/38	1,170	1,157,050
Centennial School District No. 28Jt, OR, 4.00%, 6/15/39	1,855	1,821,480
Central School District No. 13J, OR, Polk, Marion and Benton Counties, 0.00%, 6/15/38	750	422,892
Clackamas Community College District, OR:
5.00%, 6/15/39	1,245	1,266,298
5.00%, 6/15/40	1,585	1,607,194
5.00%, 6/15/43	1,380	1,445,404
Clackamas County School District No. 7J Lake Oswego, OR, 5.00%, 6/1/35	185	209,799
Creswell School District No. 40, OR, Lane County:
0.00%, 6/15/38	1,000	551,611
0.00%, 6/15/43	1,000	403,057
David Douglas School District No. 40, OR, Multnomah County, 5.50%, 6/15/53	1,125	1,187,654
Deschutes County Administrative School District No. 1 Bend-La Pine, OR, 5.00%, 6/15/40	2,000	2,147,405
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Deschutes Public Library District, OR, 3.00%, 6/1/40	$1,500	$ 1,240,809
Forest Grove School District No. 15, OR, Washington County:
5.00%, 6/15/41	375	395,645
5.00%, 6/15/42	1,000	1,044,809
Hermiston School District No. 8R, OR, 0.00%, 6/15/43	2,560	1,054,762
Hillsboro School District No. 1J, OR, Washington, Multnomah and Yamhill Counties, 5.00%, 6/15/37	1,605	1,641,084
Lake Oswego, OR:
5.00%, 6/1/46	1,190	1,233,249
5.00%, 6/1/49	2,315	2,381,926
Lincoln County School District, OR:
0.00%, 6/15/37	1,000	1,031,179
0.00%, 6/15/38	1,000	1,017,872
0.00%, 6/15/39	1,000	1,008,170
0.00%, 6/15/40	500	499,385
Marion County School District No. 1 Gervais, OR:
5.25%, 6/15/44	3,080	3,260,454
5.25%, 6/15/49	1,925	2,013,756
Metro, OR, 5.00%, 6/1/41	2,640	2,817,376
Molalla River School District No. 35, OR, Clackamas County:
5.00%, 6/15/40	290	309,797
5.00%, 6/15/41	330	349,299
Mount Hood Community College District, OR, 5.00%, 6/15/35	2,000	2,267,851
Multnomah and Clackamas Counties School District No. 10JT Gresham-Barlow, OR, 5.00%, 6/15/37	1,340	1,370,126
North Clackamas School District No. 12, OR, Clackamas County, 5.00%, 6/15/39	1,620	1,663,023
Oregon:
5.00%, 5/15/32	600	657,483
5.00%, 8/1/42	1,615	1,630,699
5.00%, 5/1/44	6,995	7,054,919
5.25%, 5/1/44	1,600	1,701,953
(Liq: JPMorgan Chase Bank, N.A.), 3.95%, 6/1/45(1)	1,140	1,140,000
Oregon City School District No. 62:
5.00%, 6/15/40	625	671,064
5.00%, 6/15/41	925	981,999
5.00%, 6/15/46	1,855	1,904,608
Oregon City School District No. 62, Clackamas County, 5.00%, 6/15/49	5,205	5,251,056
Oregon Coast Community College District:
5.00%, (0.00% until 6/15/25), 6/15/38	500	545,151
5.00%, (0.00% until 6/15/25), 6/15/39	550	594,898
5.00%, (0.00% until 6/15/25), 6/15/40	400	429,446

See Notes to Financial Statements.

Eaton Vance
Oregon Municipal Income Fund
August 31, 2025
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Oregon Coast Community College District: (continued)
5.00%, (0.00% until 6/15/25), 6/15/42	$425	$ 448,641
5.00%, (0.00% until 6/15/25), 6/15/43	500	523,858
5.00%, (0.00% until 6/15/25), 6/15/44	725	755,481
Oregon Elderly and Disabled Housing, 5.65%, 8/1/26	105	105,234
Philomath School District No. 17J, OR, Benton and Polk Counties:
0.00%, 6/15/28	1,000	920,430
0.00%, 6/15/30	700	599,515
Portland, OR, 5.00%, 4/1/41	1,220	1,285,017
Portland, OR, (Transportation Project), 2.00%, 10/1/36	1,265	1,002,353
Puerto Rico:
5.625%, 7/1/29	500	532,883
5.75%, 7/1/31	750	823,064
Redmond Area Park and Recreation District, OR, 5.00%, 6/15/43	1,160	1,202,284
Redmond School District No. 2J, OR, Deschutes and Jefferson Counties, 0.00%, 6/15/27	3,175	3,017,941
Redmond, OR:
5.00%, 6/1/28	605	605,619
5.00%, 6/1/38	975	1,001,159
5.00%, 6/1/42	125	129,631
Riverdale School District No. 51J, OR, Multnomah and Clackamas Counties:
0.00%, 6/15/29	1,000	897,369
0.00%, 6/15/30	1,215	1,051,430
Sandy, OR:
4.50%, 4/1/44	150	146,935
4.75%, 4/1/48	1,000	989,700
4.75%, 4/1/50	1,370	1,345,955
St. Helens School District No. 502, OR, 5.00%, 6/15/45	4,950	5,000,445
Tillamook County School District No. 9 Tillamook, OR:
5.00%, 6/15/42	1,750	1,824,178
5.00%, 6/15/43	2,065	2,136,280
5.00%, 6/15/44	875	900,781
Tillamook County, OR, 5.00%, 6/15/39	200	217,215
Washington and Clackamas Counties School District No. 23J, OR, Tigard-Tualatin, 5.00%, 6/15/43	3,000	3,132,472
Washington County School District No. 13 Banks, OR:
0.00%, 6/15/44	3,000	1,141,254
0.00%, 6/15/51	5,000	1,250,811
West Linn, OR:
4.00%, 6/1/41	1,455	1,367,936
4.00%, 6/1/43	1,465	1,329,990
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Winston-Dillard School District No. 116, OR, 0.00%, 6/15/36	$475	$ 294,774
		$105,338,665
Hospital — 11.2%
Astoria Hospital Facilities Authority, OR, (Columbia Memorial Hospital), 5.25%, 8/1/49	$3,395	$ 3,260,860
Medford Hospital Facilities Authority, OR, (Asante Health System), 5.00%, 8/15/45	4,515	4,443,620
Oregon Facilities Authority, (PeaceHealth):
5.00%, 11/15/29	1,500	1,506,394
(LOC: TD Bank, N.A.), 3.80%, 8/1/34(1)	2,545	2,545,000
Oregon Facilities Authority, (Samaritan Health Services):
5.00%, 10/1/35	300	310,238
5.00%, 10/1/40	1,750	1,753,950
Oregon Health and Science University:
Green Bonds, 4.00%, 7/1/40	1,520	1,483,604
Green Bonds, 4.00%, 7/1/41	2,605	2,512,772
Green Bonds, 4.00%, 7/1/44	2,100	1,922,621
Oregon State Facilities Authority, (Legacy Health), 5.00%, 6/1/46	1,625	1,602,809
Salem Hospital Facility Authority, OR, (Salem Health), 5.00%, 5/15/44	3,000	3,001,038
		$ 24,342,906
Housing — 3.0%
Oregon Housing and Community Services Department:
4.60%, 7/1/43	$1,950	$ 1,890,916
4.75%, 1/1/49	975	952,941
(AMT), 3.45%, 1/1/33	910	872,166
(AMT), 5.15%, 7/1/42	870	880,555
Oregon Housing and Community Services Department, (Redmond Landing Apartment), (FNMA), 4.33%, 11/1/43	2,140	2,008,071
		$ 6,604,649
Insured - Electric Utilities — 1.4%
Puerto Rico Electric Power Authority:
(NPFG), 5.25%, 7/1/29	$1,045	$ 1,055,248
(NPFG), 5.25%, 7/1/34	2,120	2,105,943
		$ 3,161,191
Insured - General Obligations — 2.5%
Hermiston, OR, (AG), 4.00%, 12/1/44	$485	$ 442,581
Lebanon Community School District No. 9, OR, Linn County, (NPFG), 5.50%, 6/15/30	2,765	3,072,686

See Notes to Financial Statements.

Eaton Vance
Oregon Municipal Income Fund
August 31, 2025
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Insured - General Obligations (continued)
Newport, OR:
(AG), 0.00%, 6/1/28	$1,000	$ 925,005
(AG), 0.00%, 6/1/29	1,225	1,097,361
		$ 5,537,633
Lease Revenue/Certificates of Participation — 1.0%
Portland Housing Authority, OR, (Pearl Court LP), 4.625%, 1/1/27	$545	$ 564,086
Portland Housing Authority, OR, (Yards Union Station Project), 4.85%, 5/1/29	1,680	1,681,961
		$ 2,246,047
Other Revenue — 0.5%
Oregon State Lottery, 5.25%, 4/1/44	$1,000	$ 1,062,500
		$ 1,062,500
Senior Living/Life Care — 2.2%
Clackamas County Hospital Facility Authority, OR, (Rose Villa), 5.375%, 11/15/55	$100	$ 89,287
Multnomah County Hospital Facilities Authority, OR, (Terwilliger Plaza):
4.00%, 12/1/36	3,000	2,731,239
5.00%, 12/1/36	750	740,223
Salem Hospital Facility Authority, OR, (Capital Manor):
4.00%, 5/15/40	750	662,997
5.00%, 5/15/33	540	552,041
		$ 4,775,787
Special Tax Revenue — 3.2%
American Samoa Economic Development Authority, 5.00%, 9/1/38(2)	$200	$ 196,282
Oregon Department of Transportation, (Highway User Tax), 5.00%, 11/15/40	4,630	4,817,174
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	2,100	1,926,242
		$ 6,939,698
Transportation — 3.7%
Port of Portland, OR, (Portland International Airport):
(AMT), 5.00%, 7/1/34	$1,475	$ 1,531,302
(AMT), 5.00%, 7/1/36	1,165	1,174,784
(AMT), 5.00%, 7/1/44	890	885,489
Green Bonds, (AMT), 5.25%, 7/1/41	2,325	2,414,925
Green Bonds, (AMT), 5.25%, 7/1/43	2,000	2,061,416
		$ 8,067,916
Security	Principal Amount (000's omitted)	Value
Water and Sewer — 9.8%
Beaverton, OR, Water Revenue, 5.00%, 4/1/38	$260	$ 271,858
Eugene, OR, Water Utility System Revenue, 5.00%, 8/1/48	1,600	1,631,036
Medford Water Commission, OR:
5.00%, 7/15/49	3,025	3,119,483
5.00%, 7/15/54	2,350	2,378,523
Portland, OR, Sewer System Revenue:
5.00%, 5/1/38	995	1,083,206
5.00%, 10/1/40	1,250	1,346,746
5.00%, 10/1/43	1,125	1,172,086
5.00%, 10/1/44	1,450	1,501,138
5.00%, 12/1/47	4,805	4,895,832
Portland, OR, Water System Revenue, 5.00%, 5/1/44	1,000	1,009,633
Rockwood Water People's Utility District, OR:
4.00%, 6/15/47	250	219,725
5.00%, 6/15/40	240	253,157
5.00%, 6/15/41	255	266,922
5.00%, 6/15/42	275	285,497
5.00%, 6/15/43	220	227,142
Tualatin Valley Water District, OR, 5.00%, 6/1/47	1,595	1,635,189
		$ 21,297,173
Total Tax-Exempt Municipal Obligations (identified cost $210,428,739)		$207,432,040

Taxable Municipal Obligations — 3.6%
Security	Principal Amount (000's omitted)	Value
Electric Utilities — 1.7%
Confederated Tribes of Warm Springs Reservation, OR, (Pelton-Round Butte Hydroelectric Project):
Green Bonds, 2.165%, 11/1/26(2)	$300	$ 291,493
Green Bonds, 2.37%, 11/1/27(2)	1,350	1,288,189
Morrow, OR, (Bonneville Corp.):
2.543%, 9/1/40	1,550	1,182,326
2.987%, 9/1/36	1,000	870,370
		$ 3,632,378
General Obligations — 0.9%
Portland, OR, (Veterans Memorial Coliseum), 4.34%, 6/1/29	$2,065	$ 2,095,707
		$ 2,095,707

See Notes to Financial Statements.

Eaton Vance
Oregon Municipal Income Fund
August 31, 2025
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Insured - Housing — 0.6%
Oregon Facilities Authority, (CHF-Ashland, LLC - Southern Oregon University):
(AG), 1.659%, 7/1/26	$175	$ 170,506
(AG), 2.255%, 7/1/28	175	163,662
(AG), 2.579%, 7/1/30	250	225,466
(AG), 3.508%, 7/1/41	1,000	780,962
		$ 1,340,596
Insured - Special Tax Revenue — 0.4%
Hillsboro Economic Development Council, OR, (AG), 5.941%, 6/1/43	$890	$ 911,751
		$ 911,751
Total Taxable Municipal Obligations (identified cost $8,187,840)		$ 7,980,432
Total Investments — 98.7% (identified cost $218,616,579)		$215,412,472
Other Assets, Less Liabilities — 1.3%		$ 2,796,191
Net Assets — 100.0%		$218,208,663
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at August 31, 2025.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At August 31, 2025, the aggregate value of these securities is $1,775,964 or 0.8% of the Fund's net assets.
The Fund invests primarily in debt securities issued by Oregon municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At August 31, 2025, 5.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 2.2% to 2.9% of total investments.
Abbreviations:
AG	– Assured Guaranty, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FNMA	– Federal National Mortgage Association
Liq	– Liquidity Provider
LOC	– Letter of Credit
NPFG	– National Public Finance Guarantee Corp.

See Notes to Financial Statements.

Eaton Vance
South Carolina Municipal Income Fund
August 31, 2025
Portfolio of Investments

Tax-Exempt Municipal Obligations — 98.5%
Security	Principal Amount (000's omitted)	Value
Education — 8.6%
Clemson University, SC:
5.00%, 5/1/42	$50	$ 52,782
5.00%, 5/1/44	120	125,117
5.00%, 5/1/55	100	102,225
Florence County, SC, (Savannah Grove Infrastructure):
4.00%, 12/1/40	965	878,407
4.00%, 12/1/41	240	214,639
4.00%, 12/1/43	465	407,307
4.125%, 12/1/45	140	121,293
4.25%, 12/1/49	910	784,818
South Carolina Jobs-Economic Development Authority, (Carolina Voyager), 5.00%, 6/15/44(1)	2,000	1,896,769
South Carolina Jobs-Economic Development Authority, (Furman University):
5.00%, 10/1/37	1,500	1,622,578
5.00%, 10/1/38	2,265	2,412,765
South Carolina Jobs-Economic Development Authority, (R.D. Anderson Applied Technology Center):
4.625%, 4/1/42	895	877,209
4.625%, 4/1/43	740	718,044
5.00%, 4/1/50	1,000	991,154
5.25%, 4/1/45	1,735	1,778,317
South Carolina Jobs-Economic Development Authority, (Wofford College), 5.00%, 4/1/49	1,000	986,599
University of South Carolina, 5.00%, 5/1/46	2,485	2,516,939
		$ 16,486,962
Electric Utilities — 8.4%
Rock Hill, SC, Combined Utility System Revenue:
4.00%, 1/1/49	$2,280	$ 1,948,307
5.00%, 1/1/47	4,900	4,894,606
South Carolina Public Service Authority:
4.00%, 12/1/42	2,960	2,661,675
5.00%, 12/1/44	750	762,014
5.25%, 12/1/54	920	929,360
5.50%, 12/1/40	1,500	1,610,157
5.50%, 12/1/54	2,055	2,117,971
South Carolina Public Service Authority, (Santee Cooper), 5.00%, 12/1/45	1,140	1,153,119
		$ 16,077,209
Security	Principal Amount (000's omitted)	Value
General Obligations — 16.2%
Anderson County School District No. 4, SC:
4.50%, 3/1/44	$445	$ 438,874
5.00%, 3/1/34	2,000	2,288,243
5.00%, 3/1/39	3,000	3,235,847
Dorchester County School District No. 4, SC:
5.00%, 3/1/46	1,510	1,545,391
5.00%, 3/1/47	1,880	1,912,479
Florence County, SC, 4.00%, 2/1/45	25	22,493
Fort Mill School District No. 4, SC, 4.00%, 3/1/39	2,575	2,507,575
Oconee County, SC:
5.00%, 4/1/42	2,165	2,250,732
5.00%, 4/1/43	1,900	1,964,329
Orangeburg County School District, SC, 5.00%, 8/13/26	2,000	2,045,894
Puerto Rico:
5.625%, 7/1/29	500	532,883
5.75%, 7/1/31	1,250	1,371,773
South Carolina, (Clemson University), 5.00%, 4/1/38	5,000	5,378,078
Spartanburg County School District No. 4, SC, 5.25%, 3/1/52	4,740	4,887,776
Spartanburg County School District No. 5, SC, 4.00%, 3/1/43	850	787,423
		$ 31,169,790
Hospital — 16.9%
Greenville Health System, SC, 5.00%, 5/1/39	$1,215	$ 1,215,117
Greenwood, SC, (Self Regional Healthcare), 4.00%, 10/1/39	1,195	1,146,010
Lexington County Health Services District, Inc., SC, (Lexington Medical Center), 5.00%, 11/1/41	5,565	5,570,715
South Carolina Jobs-Economic Development Authority, (Anmed Health):
4.00%, 2/1/43	2,000	1,848,487
5.00%, 2/1/38	2,405	2,408,780
Prerefunded to 2/1/26, 5.00%, 2/1/38	595	600,887
South Carolina Jobs-Economic Development Authority, (Beaufort Memorial Hospital and South of Broad Healthcare):
5.00%, 11/15/34	350	363,569
5.50%, 11/15/44	2,125	2,082,519
South Carolina Jobs-Economic Development Authority, (Bon Secours Mercy Health, Inc.):
4.00%, 12/1/44	1,495	1,312,975
5.00%, 10/1/37	1,000	1,058,176
5.00%, 12/1/46	2,670	2,597,776
5.25%, 11/1/43	540	565,053

See Notes to Financial Statements.

Eaton Vance
South Carolina Municipal Income Fund
August 31, 2025
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
South Carolina Jobs-Economic Development Authority, (McLeod Health):
4.25%, 11/1/54	$1,930	$ 1,658,447
5.25%, 11/1/54(2)	2,000	2,055,580
South Carolina Jobs-Economic Development Authority, (Novant Health Obligated Group), 5.50%, 11/1/48	2,750	2,851,850
South Carolina Jobs-Economic Development Authority, (Prisma Health Obligated Group):
5.00%, 5/1/36	1,500	1,548,176
(LOC: TD Bank, N.A.), 3.90%, 5/1/48(3)	1,000	1,000,000
(LOC: TD Bank, N.A.), 3.90%, 5/1/48(3)	2,480	2,480,000
		$ 32,364,117
Housing — 7.0%
Charleston Housing Authority, SC, 4.50%, 9/1/35	$1,670	$ 1,645,835
Greenville Housing Authority, SC, (Cherokee Landing Apartments), (FNMA), 4.91%, 7/1/43	400	402,906
South Carolina Housing Finance and Development Authority:
4.20%, 7/1/42	480	461,483
4.375%, 7/1/44	2,915	2,797,456
(FHLMC), (FNMA), (GNMA), 4.65%, 7/1/50	590	563,257
(FHLMC), (FNMA), (GNMA), 6.00%, 1/1/32	200	228,902
(FHLMC), (FNMA), (GNMA), 6.00%, 7/1/32	50	57,530
(FHLMC), (FNMA), (GNMA), 6.00%, 1/1/33	150	173,166
(FHLMC), (FNMA), (GNMA), 6.00%, 7/1/33	100	115,956
(FNMA), 4.80%, 5/1/43	1,000	998,997
South Carolina Jobs-Economic Development Authority, (Foothill Affordable Housing Foundation - Paddock Club and Fairways), (FHLMC), 4.00% to 3/1/35 (Put Date), 3/1/62	3,485	3,453,589
Tender Option Bond Trust Receipts/Certificates, (FHLMC), (FNMA), (GNMA), (Liq: JPMorgan Chase Bank, N.A.), 4.00%, 1/1/31(1)(3)	2,500	2,500,000
		$ 13,399,077
Industrial Development Revenue — 2.1%
South Carolina Jobs-Economic Development Authority, (International Paper Co.), (AMT), 4.00% to 4/1/26 (Put Date), 4/1/33	$4,000	$ 4,017,999
		$ 4,017,999
Insured - Education — 2.1%
College of Charleston, SC:
(AG), 4.125%, 4/1/42	$1,985	$ 1,899,039
(AG), 4.25%, 4/1/43	2,230	2,133,939
		$ 4,032,978
Security	Principal Amount (000's omitted)	Value
Insured - Electric Utilities — 4.7%
Greer, SC, Combined Utility System:
(BAM), 4.00%, 9/1/44	$25	$ 22,406
(BAM), 5.00%, 9/1/42	1,575	1,639,848
Puerto Rico Electric Power Authority:
(NPFG), 5.25%, 7/1/29	1,075	1,085,542
(NPFG), 5.25%, 7/1/32	1,350	1,349,175
(NPFG), 5.25%, 7/1/34	1,820	1,807,932
South Carolina Public Service Authority, (BAM), 4.00%, 12/1/52	3,610	3,100,830
		$ 9,005,733
Insured - Utilities — 0.5%
Greer, SC, Combined Utility System:
(AMBAC), 5.50%, 9/1/27	$825	$ 857,576
(AMBAC), 5.50%, 9/1/32	40	43,915
		$ 901,491
Lease Revenue/Certificates of Participation — 7.4%
Florence County School District No. 3, SC:
4.00%, 12/1/39	$1,425	$ 1,341,420
4.00%, 12/1/41	1,200	1,102,159
Fort Mill School District No. 4, SC:
4.625%, 6/1/42	290	286,489
5.00%, 6/1/29	110	119,249
5.00%, 6/1/30	25	27,523
5.00%, 6/1/33	125	140,447
5.00%, 6/1/39	325	348,928
5.00%, 6/1/40	25	26,547
Georgetown County Scago Public Facilities Corp., SC, 4.00%, 6/1/43	975	885,953
Greer, SC, (Corporation ForGreer):
4.00%, 9/1/45	1,270	1,122,445
4.125%, 9/1/49	800	701,780
5.00%, 9/1/50	3,025	3,043,212
5.25%, 9/1/44	600	626,501
5.25%, 9/1/45	500	519,735
Lancaster County Public Facilities Corp., SC, 5.00%, 6/1/43	1,500	1,527,273
Laurens County Public Facilities Authority, SC:
4.00%, 9/1/43	300	272,373
5.00%, 9/1/49	2,045	2,070,120
		$ 14,162,154

See Notes to Financial Statements.

Eaton Vance
South Carolina Municipal Income Fund
August 31, 2025
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Other Revenue — 0.8%
Patriots Energy Group Financing Agency, SC, Gas Supply Revenue, 5.25% to 8/1/31 (Put Date), 10/1/54	$1,400	$ 1,492,275
		$ 1,492,275
Senior Living/Life Care — 4.8%
South Carolina Jobs-Economic Development Authority, (ACTS Retirement-Life Communities, Inc. Obligated Group), 5.00%, 11/15/47	$1,000	$ 944,372
South Carolina Jobs-Economic Development Authority, (Bishop Gadsden Episcopal Retirement Community):
4.00%, 4/1/49	1,240	979,284
4.00%, 4/1/54	795	604,979
5.00%, 4/1/54	2,980	2,724,468
South Carolina Jobs-Economic Development Authority, (Seafields Kiawah Island), 7.50%, 11/15/53	1,000	1,033,739
South Carolina Jobs-Economic Development Authority, (South Carolina Episcopal Home at Still Hopes):
5.00%, 4/1/29	640	649,856
5.00%, 4/1/38	1,000	983,431
5.00%, 4/1/48	950	844,680
South Carolina Jobs-Economic Development Authority, (The Woodlands at Furman), 5.25%, 11/15/37	500	504,303
		$ 9,269,112
Special Tax Revenue — 1.9%
American Samoa Economic Development Authority, 5.00%, 9/1/38(1)	$200	$ 196,282
Anderson, SC, (Hospitality Fee), 4.00%, 2/1/40	95	88,769
Greenville County, SC, Road Fee Revenue, 4.00%, 4/1/43	800	735,460
Myrtle Beach, SC, (Hospitality Fee), 4.00%, 6/1/42	210	193,768
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	2,765	2,536,219
		$ 3,750,498
Transportation — 6.5%
Charleston County Airport District, SC:
5.00%, 7/1/41	$480	$ 502,865
5.25%, 7/1/54	1,525	1,557,361
(AMT), 5.25%, 7/1/49	1,000	1,008,360
Greenville-Spartanburg Airport District, SC, 5.25%, 7/1/54	2,500	2,553,051
South Carolina Ports Authority:
(AMT), 5.00%, 7/1/43	1,170	1,162,013
(AMT), 5.00%, 7/1/44	5,680	5,630,764
		$ 12,414,414
Security	Principal Amount (000's omitted)	Value
Water and Sewer — 10.6%
Aiken, SC, 5.00%, 8/1/53	$800	$ 804,713
Anderson County, SC, Sewer System Revenue, 4.00%, 8/1/43	435	395,045
Beaufort-Jasper Water and Sewer Authority, SC, 4.00%, 3/1/50	2,440	2,118,372
Charleston, SC, Waterworks and Sewer System Revenue, 5.00%, 1/1/47	2,500	2,564,090
Clemson, SC, Water and Sewer System Revenue, 4.00%, 6/1/49	935	804,652
Columbia, SC, Waterworks and Sewer System Revenue, 5.00%, 2/1/47	5,360	5,446,740
Florence, SC, Combined Waterworks and Sewerage System Revenue:
3.00%, 9/1/37	540	474,120
4.25%, 9/1/48	3,425	3,069,737
Greenville County Metropolitan Sewer Subdistrict, SC:
4.00%, 6/1/49	640	550,778
5.00%, 6/1/42	340	355,162
Renewable Water Resources, SC, Sewer System Revenue, 4.00%, 4/1/44	1,895	1,767,105
South Island Public Service District, SC:
4.00%, 4/1/49	1,160	1,011,996
5.00%, 4/1/47	1,000	1,009,001
		$ 20,371,511
Total Tax-Exempt Municipal Obligations (identified cost $194,235,615)		$188,915,320

Taxable Municipal Obligations — 0.5%
Security	Principal Amount (000's omitted)	Value
Lease Revenue/Certificates of Participation — 0.2%
Florence Public Facilities Corp., SC, 3.086%, 11/1/40	$500	$ 395,603
		$ 395,603

See Notes to Financial Statements.

Eaton Vance
South Carolina Municipal Income Fund
August 31, 2025
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Student Loan — 0.3%
South Carolina Student Loan Corp., 3.593%, 12/1/39	$450	$ 440,432
		$ 440,432
Total Taxable Municipal Obligations (identified cost $950,000)		$ 836,035
Total Investments — 99.0% (identified cost $195,185,615)		$189,751,355
Other Assets, Less Liabilities — 1.0%		$ 1,982,354
Net Assets — 100.0%		$191,733,709
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At August 31, 2025, the aggregate value of these securities is $4,593,051 or 2.4% of the Fund's net assets.
(2)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).
(3)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at August 31, 2025.
The Fund invests primarily in debt securities issued by South Carolina municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At August 31, 2025, 7.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.5% to 2.5% of total investments.
Abbreviations:
AG	– Assured Guaranty, Inc.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
Liq	– Liquidity Provider
LOC	– Letter of Credit
NPFG	– National Public Finance Guarantee Corp.

See Notes to Financial Statements.

Eaton Vance
Virginia Municipal Income Fund
August 31, 2025
Portfolio of Investments

Tax-Exempt Municipal Obligations — 98.1%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 4.7%
Virginia Resources Authority, (Pooled Financing Program):
4.00%, 11/1/41	$1,500	$ 1,466,039
4.125%, 11/1/40	525	521,561
5.25%, 11/1/47	415	430,698
Virginia Resources Authority, (State Revolving Fund), 3.00%, 10/1/40	500	418,734
		$ 2,837,032
Education — 3.5%
Alexandria Industrial Development Authority, VA, (Episcopal High School), 4.00%, 1/1/36	$1,000	$ 1,001,970
Salem Economic Development Authority, VA, (Roanoke College), 5.50%, 4/1/45	400	392,487
Virginia College Building Authority, 3.00%, 9/1/38	215	183,311
Virginia College Building Authority, (Regent University), 6.00%, 6/1/50	400	418,180
Virginia Public School Authority, 3.25%, 3/1/36	150	142,830
		$ 2,138,778
Electric Utilities — 2.1%
Richmond, VA, Public Utility Revenue, 4.25%, 1/15/53	$1,370	$ 1,247,673
		$ 1,247,673
Escrowed/Prerefunded — 0.5%
Virginia Port Authority, (AMT), Prerefunded to 7/1/26, 5.00%, 7/1/45	$295	$ 300,117
		$ 300,117
General Obligations — 16.5%
Alexandria, VA, 4.00%, 12/15/44	$495	$ 456,669
Bristol, VA, 5.00%, 9/1/27	715	716,260
Fairfax County, VA:
2.00%, 10/1/33	130	111,764
4.00%, 10/1/39	960	955,370
Falls Church, VA, 3.00%, 7/15/41	985	808,409
Herndon, VA, 3.125%, 2/15/36	325	302,829
Loudoun County, VA:
2.00%, 12/1/34	625	523,751
4.00%, 12/1/38	945	949,225
Lynchburg, VA:
2.375%, 8/1/40	1,245	917,334
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Lynchburg, VA: (continued)
4.00%, 6/1/44	$470	$ 431,101
Newport News, VA, 4.00%, 2/1/42	1,350	1,295,380
Norfolk, VA, 4.00%, 9/1/39	50	49,390
Puerto Rico:
0.00%, 7/1/33	750	525,212
5.625%, 7/1/29	1,000	1,065,766
Virginia:
4.00%, 6/1/41	865	856,150
4.00%, 6/1/44	45	42,807
		$ 10,007,417
Hospital — 8.4%
Fairfax County Industrial Development Authority, VA, (Inova Health System), 4.00%, 5/15/48	$965	$ 840,750
Henrico County Economic Development Authority, VA, (Bon Secours Mercy Health, Inc.), 5.00%, 11/1/48	1,000	994,582
Norfolk Economic Development Authority, VA, (Sentara Healthcare), 4.00%, 11/1/48	840	726,572
Virginia Small Business Financing Authority, (Bon Secours Mercy Health, Inc.), 4.00%, 12/1/49	2,015	1,692,144
Virginia Small Business Financing Authority, (Sentara Healthcare), 4.00%, 11/1/36	865	859,688
		$ 5,113,736
Housing — 8.2%
Harrisonburg Redevelopment and Housing Authority, VA, (Wesley Apartments), 4.00% to 12/1/26 (Put Date), 12/1/28	$1,640	$ 1,664,772
Virginia Housing Development Authority:
4.10%, 10/1/27	2,000	2,001,286
4.10%, 9/1/40	225	212,869
4.40%, 10/1/44	975	929,224
4.45%, 7/1/45	155	146,316
		$ 4,954,467
Industrial Development Revenue — 1.8%
Amelia County Industrial Development Authority, VA, (Waste Management, Inc.), (AMT), 1.45%, 4/1/27	$1,050	$ 1,015,447
Virginia Small Business Financing Authority, (Covanta), (AMT), 5.00% to 7/1/38 (Put Date), 1/1/48(1)	60	56,172
		$ 1,071,619

See Notes to Financial Statements.

Eaton Vance
Virginia Municipal Income Fund
August 31, 2025
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Insured - Education — 2.7%
Virginia College Building Authority, (Washington and Lee University), (NPFG), 5.25%, 1/1/31	$1,520	$ 1,652,975
		$ 1,652,975
Insured - Electric Utilities — 1.7%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	$1,000	$ 1,009,806
		$ 1,009,806
Insured - Hospital — 3.7%
Isle of Wight County Economic Development Authority, VA, (Riverside Health System), (AG), 5.25%, 7/1/43	$1,000	$ 1,030,084
Virginia Commonwealth University Health System Authority, (BAM), 4.00%, 7/1/54	1,410	1,230,923
		$ 2,261,007
Lease Revenue/Certificates of Participation — 6.0%
Chesterfield County Economic Development Authority, VA, (County Mobility), 4.00%, 4/1/50	$1,000	$ 868,811
Loudoun County Economic Development Authority, VA, 4.00%, 12/1/41	445	423,170
Virginia Port Authority, 5.25%, 7/1/48	810	840,962
Virginia Public Building Authority:
4.00%, 8/1/41	500	472,195
(AMT), 4.00%, 8/1/39	1,140	1,056,122
		$ 3,661,260
Senior Living/Life Care — 10.2%
James City County Economic Development Authority, VA, (Williamsburg Landing), 5.75%, 12/1/28	$640	$ 640,427
James City County Economic Development Authority, VA, (WindsorMeade), 4.00%, 6/1/41	615	505,786
Norfolk Redevelopment and Housing Authority, VA, (Fort Norfolk Retirement Community, Inc. - Harbor's Edge), 5.00%, 1/1/34	1,500	1,508,021
Virginia Beach Development Authority, VA, (Westminster-Canterbury on Chesapeake Bay):
5.00%, 9/1/34	1,150	1,164,720
7.00%, 9/1/53	500	542,017
Virginia Small Business Financing Authority, (Lifespire of Virginia), 5.00%, 12/1/39	1,750	1,784,651
		$ 6,145,622
Special Tax Revenue — 1.8%
American Samoa Economic Development Authority, 5.00%, 9/1/38(1)	$200	$ 196,282
Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
Puerto Rico Sales Tax Financing Corp.:
0.00%, 7/1/27	$12	$ 11,302
0.00%, 7/1/29	17	14,927
0.00%, 7/1/31	22	17,698
0.00%, 7/1/33	50	36,619
0.00%, 7/1/46	287	90,708
0.00%, 7/1/51	528	123,244
4.50%, 7/1/34	110	109,995
4.536%, 7/1/53	3	2,588
5.00%, 7/1/58	512	469,636
		$ 1,072,999
Transportation — 12.8%
Metropolitan Washington Airports Authority, D.C., (AMT), 5.00%, 10/1/44	$2,750	$ 2,722,735
Northern Virginia Transportation Commission, Green Bonds, 5.00%, 6/1/47	600	608,005
Virgin Islands Transportation and Infrastructure Corp., 5.00%, 9/1/41	750	772,375
Virginia Port Authority, 5.00%, 7/1/43	1,000	1,033,382
Virginia Small Business Financing Authority, (95 Express Lanes, LLC), (AMT), 5.00%, 7/1/38	1,640	1,661,270
Virginia Small Business Financing Authority, (Transform 66 P3 Project), (AMT), 5.00%, 12/31/52	1,000	933,959
		$ 7,731,726
Water and Sewer — 13.5%
Alexandria Sanitation Authority, VA, Green Bonds, 5.00%, 7/15/40	$660	$ 712,189
Fairfax County, VA, Sewer Revenue, 4.00%, 7/15/40	425	415,847
Hampton Roads Sanitation District, VA, 4.00%, 10/1/38	1,690	1,692,386
Prince William County Service Authority, VA, Water and Sewer System Revenue:
5.00%, 7/15/41	250	266,971
5.00%, 7/15/42	565	597,445
5.00%, 7/15/43	1,000	1,050,185
5.00%, 7/15/50	180	184,745
Stafford County, VA, Water and Wastewater System Revenue:
5.00%, 10/1/43	445	466,980
5.00%, 10/1/44	370	385,718

See Notes to Financial Statements.

Eaton Vance
Virginia Municipal Income Fund
August 31, 2025
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
Virginia Beach, VA, Storm Water Utility Revenue, 4.00%, 11/15/45	$2,125	$ 1,956,398
Virginia Resources Authority, (State Revolving Fund), 3.00%, 10/1/37	520	466,521
		$ 8,195,385
Total Tax-Exempt Municipal Obligations (identified cost $60,730,806)		$ 59,401,619

Taxable Municipal Obligations — 0.8%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 0.6%
Virginia Resources Authority, (Pooled Financing Program), 1.816%, 11/1/29	$415	$ 384,430
$ 384,430
General Obligations — 0.2%
Portsmouth, VA, 2.20%, 7/15/37	$165	$ 125,840
$ 125,840
Total Taxable Municipal Obligations (identified cost $580,000)		$ 510,270
Total Investments — 98.9% (identified cost $61,310,806)		$ 59,911,889
Other Assets, Less Liabilities — 1.1%		$ 640,770
Net Assets — 100.0%		$ 60,552,659
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At August 31, 2025, the aggregate value of these securities is $252,454 or 0.4% of the Fund's net assets.
The Fund invests primarily in debt securities issued by Virginia municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At August 31, 2025, 8.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.7% to 4.4% of total investments.
Abbreviations:
AG	– Assured Guaranty, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
NPFG	– National Public Finance Guarantee Corp.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
August 31, 2025
Statements of Assets and Liabilities

	August 31, 2025
	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund
Assets
Investments:
Identified cost	$121,798,425	$90,267,695	$88,031,634	$229,797,422
Unrealized depreciation	(2,473,196)	(3,397,304)	(1,326,071)	(5,073,477)
Investments, at value	$119,325,229	$86,870,391	$86,705,563	$224,723,945
Cash	$738,381	$267,773	$871,510	$2,084,964
Interest receivable	1,278,162	880,983	1,047,251	2,338,305
Receivable for investments sold	1,364,559	295,378	—	2,982,618
Receivable for Fund shares sold	8,729	12,065	29,372	32,689
Trustees' deferred compensation plan	22,765	26,947	34,266	47,207
Total assets	$122,737,825	$88,353,537	$88,687,962	$232,209,728
Liabilities
Payable for investments purchased	$—	$—	$—	$746,214
Payable for when-issued securities	—	—	2,404,295	—
Payable for Fund shares redeemed	205,609	79,935	103,010	382,136
Distributions payable	58,178	49,107	31,796	208,417
Payable to affiliates:
Investment adviser fee	36,846	24,273	23,661	74,370
Distribution and service fees	7,358	5,807	8,593	12,375
Sub-transfer agency fee	474	699	712	1,574
Trustees' deferred compensation plan	22,765	26,947	34,266	47,207
Payable for legal and accounting services	57,698	55,406	55,832	60,248
Accrued expenses	24,117	22,662	21,071	39,746
Total liabilities	$413,045	$264,836	$2,683,236	$1,572,287
Net Assets	$122,324,780	$88,088,701	$86,004,726	$230,637,441
Sources of Net Assets
Paid-in capital	$133,859,955	$98,280,323	$92,220,002	$250,434,750
Accumulated loss	(11,535,175)	(10,191,622)	(6,215,276)	(19,797,309)
Net Assets	$122,324,780	$88,088,701	$86,004,726	$230,637,441
Class A Shares
Net Assets	$32,507,954	$25,938,194	$44,005,215	$55,318,586
Shares Outstanding	4,138,861	3,211,313	5,220,357	6,805,270
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$7.85	$8.08	$8.43	$8.13
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$8.11	$8.35	$8.71	$8.40
Class C Shares
Net Assets	$2,208,649	$1,745,869	$1,345,855	$3,501,690
Shares Outstanding	262,936	198,206	144,637	400,511
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$8.40	$8.81	$9.31	$8.74
Class I Shares
Net Assets	$87,608,177	$60,404,638	$40,653,656	$171,817,165
Shares Outstanding	11,125,598	7,462,770	4,816,364	21,078,581
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$7.87	$8.09	$8.44	$8.15
On sales of $100,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
August 31, 2025
Statements of Assets and Liabilities — continued

	August 31, 2025
	Oregon Fund	South Carolina Fund	Virginia Fund
Assets
Investments:
Identified cost	$218,616,579	$195,185,615	$61,310,806
Unrealized depreciation	(3,204,107)	(5,434,260)	(1,398,917)
Investments, at value	$215,412,472	$189,751,355	$59,911,889
Cash	$256,807	$604,343	$969,933
Interest receivable	2,223,157	2,445,875	675,652
Receivable for investments sold	614,685	1,130,960	42,535
Receivable for Fund shares sold	453,994	49,144	76,023
Trustees' deferred compensation plan	48,107	49,117	49,240
Total assets	$219,009,222	$194,030,794	$61,725,272
Liabilities
Payable for floating rate notes issued	$—	$1,599,991	$—
Payable for investments purchased	—	—	474,057
Payable for Fund shares redeemed	543,560	323,082	517,502
Distributions payable	21,928	141,230	35,695
Payable to affiliates:
Investment adviser fee	71,574	61,661	14,613
Distribution and service fees	15,553	15,440	6,033
Sub-transfer agency fee	633	421	750
Trustees' deferred compensation plan	48,107	49,117	49,240
Interest expense and fees payable	—	15,607	—
Payable for legal and accounting services	60,328	59,259	54,789
Accrued expenses	38,876	31,277	19,934
Total liabilities	$800,559	$2,297,085	$1,172,613
Net Assets	$218,208,663	$191,733,709	$60,552,659
Sources of Net Assets
Paid-in capital	$244,583,485	$211,479,449	$70,138,364
Accumulated loss	(26,374,822)	(19,745,740)	(9,585,705)
Net Assets	$218,208,663	$191,733,709	$60,552,659
Class A Shares
Net Assets	$75,919,675	$74,202,123	$29,706,726
Shares Outstanding	9,811,132	8,966,882	4,270,525
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$7.74	$8.28	$6.96
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$8.00	$8.56	$7.19
Class C Shares
Net Assets	$3,341,700	$3,336,889	$1,117,858
Shares Outstanding	394,478	380,097	145,048
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$8.47	$8.78	$7.71

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
August 31, 2025
Statements of Assets and Liabilities — continued

	August 31, 2025
	Oregon Fund	South Carolina Fund	Virginia Fund
Class I Shares
Net Assets	$138,947,288	$114,194,697	$29,728,075
Shares Outstanding	17,971,730	13,788,611	4,265,244
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$7.73	$8.28	$6.97
On sales of $100,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
August 31, 2025
Statements of Operations

	Year Ended August 31, 2025
	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund
Investment Income
Interest income	$4,884,791	$3,579,536	$3,588,200	$9,087,981
Total investment income	$4,884,791	$3,579,536	$3,588,200	$9,087,981
Expenses
Investment adviser fee	$428,518	$289,642	$270,645	$864,614
Distribution and service fees:
Class A	62,704	57,007	90,026	110,957
Class C	23,807	16,773	19,841	41,576
Trustees’ fees and expenses	8,360	6,263	5,838	14,918
Custodian fee	39,774	33,994	32,420	61,661
Transfer and dividend disbursing agent fees	26,814	27,949	26,772	58,435
Legal and accounting services	71,456	81,575	65,147	79,973
Printing and postage	3,366	3,902	3,483	3,460
Registration fees	2,880	7,215	3,421	1,333
Miscellaneous	49,881	48,403	42,600	62,171
Total expenses	$717,560	$572,723	$560,193	$1,299,098
Net investment income	$4,167,231	$3,006,813	$3,028,007	$7,788,883
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$(482,810)	$(550,234)	$83,074	$(216,074)
Net realized gain (loss)	$(482,810)	$(550,234)	$83,074	$(216,074)
Change in unrealized appreciation (depreciation):
Investments	$(3,932,950)	$(2,943,887)	$(2,982,768)	$(9,729,305)
Net change in unrealized appreciation (depreciation)	$(3,932,950)	$(2,943,887)	$(2,982,768)	$(9,729,305)
Net realized and unrealized loss	$(4,415,760)	$(3,494,121)	$(2,899,694)	$(9,945,379)
Net increase (decrease) in net assets from operations	$(248,529)	$(487,308)	$128,313	$(2,156,496)

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
August 31, 2025
Statements of Operations — continued

	Year Ended August 31, 2025
	Oregon Fund	South Carolina Fund	Virginia Fund
Investment Income
Interest income	$8,816,569	$7,968,106	$2,574,100
Total investment income	$8,816,569	$7,968,106	$2,574,100
Expenses
Investment adviser fee	$809,561	$709,231	$175,608
Distribution and service fees:
Class A	160,228	148,408	61,817
Class C	34,009	40,732	14,733
Trustees’ fees and expenses	14,211	12,441	4,457
Custodian fee	57,157	52,625	30,887
Transfer and dividend disbursing agent fees	53,946	35,529	23,971
Legal and accounting services	94,962	89,847	66,063
Printing and postage	4,678	3,683	3,452
Registration fees	1,846	972	3,550
Interest expense and fees	—	54,461	—
Miscellaneous	63,499	50,033	36,147
Total expenses	$1,294,097	$1,197,962	$420,685
Net investment income	$7,522,472	$6,770,144	$2,153,415
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$(907,280)	$(85,532)	$204,045
Net realized gain (loss)	$(907,280)	$(85,532)	$204,045
Change in unrealized appreciation (depreciation):
Investments	$(7,136,551)	$(9,344,922)	$(2,545,350)
Net change in unrealized appreciation (depreciation)	$(7,136,551)	$(9,344,922)	$(2,545,350)
Net realized and unrealized loss	$(8,043,831)	$(9,430,454)	$(2,341,305)
Net decrease in net assets from operations	$(521,359)	$(2,660,310)	$(187,890)

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
August 31, 2025
Statements of Changes in Net Assets

	Year Ended August 31, 2025
	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund
Increase (Decrease) in Net Assets
From operations:
Net investment income	$4,167,231	$3,006,813	$3,028,007	$7,788,883
Net realized gain (loss)	(482,810)	(550,234)	83,074	(216,074)
Net change in unrealized appreciation (depreciation)	(3,932,950)	(2,943,887)	(2,982,768)	(9,729,305)
Net increase (decrease) in net assets from operations	$(248,529)	$(487,308)	$128,313	$(2,156,496)
Distributions to shareholders:
Class A	$(1,012,203)	$(903,846)	$(1,566,198)	$(1,812,533)
Class C	(61,796)	(42,883)	(56,755)	(109,673)
Class I	(3,036,272)	(1,996,096)	(1,339,924)	(5,769,496)
Total distributions to shareholders	$(4,110,271)	$(2,942,825)	$(2,962,877)	$(7,691,702)
Transactions in shares of beneficial interest:
Class A	$2,269,430	$(3,738,615)	$(936,007)	$5,276,486
Class C	(510,706)	170,448	(1,412,814)	(1,624,389)
Class I	2,464,150	10,549,456	7,377,295	20,424,729
Net increase in net assets from Fund share transactions	$4,222,874	$6,981,289	$5,028,474	$24,076,826
Net increase (decrease) in net assets	$(135,926)	$3,551,156	$2,193,910	$14,228,628
Net Assets
At beginning of year	$122,460,706	$84,537,545	$83,810,816	$216,408,813
At end of year	$122,324,780	$88,088,701	$86,004,726	$230,637,441

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
August 31, 2025
Statements of Changes in Net Assets — continued

	Year Ended August 31, 2025
	Oregon Fund	South Carolina Fund	Virginia Fund
Increase (Decrease) in Net Assets
From operations:
Net investment income	$7,522,472	$6,770,144	$2,153,415
Net realized gain (loss)	(907,280)	(85,532)	204,045
Net change in unrealized appreciation (depreciation)	(7,136,551)	(9,344,922)	(2,545,350)
Net decrease in net assets from operations	$(521,359)	$(2,660,310)	$(187,890)
Distributions to shareholders:
Class A	$(2,729,225)	$(2,615,731)	$(1,057,447)
Class C	(95,092)	(118,926)	(41,179)
Class I	(4,601,758)	(4,005,845)	(1,047,550)
Total distributions to shareholders	$(7,426,075)	$(6,740,502)	$(2,146,176)
Transactions in shares of beneficial interest:
Class A	$(2,919,847)	$6,821,359	$(1,773,491)
Class C	(313,518)	(1,422,601)	(583,489)
Class I	34,848,993	13,769,843	4,281,980
Net increase in net assets from Fund share transactions	$31,615,628	$19,168,601	$1,925,000
Net increase (decrease) in net assets	$23,668,194	$9,767,789	$(409,066)
Net Assets
At beginning of year	$194,540,469	$181,965,920	$60,961,725
At end of year	$218,208,663	$191,733,709	$60,552,659

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
August 31, 2025
Statements of Changes in Net Assets — continued

	Year Ended August 31, 2024
	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund
Increase (Decrease) in Net Assets
From operations:
Net investment income	$3,624,506	$2,509,514	$3,071,243	$6,269,453
Net realized loss	(1,556,161)	(569,487)	(803,390)	(1,558,313)
Net change in unrealized appreciation (depreciation)	4,330,028	2,862,280	2,605,214	6,621,769
Net increase in net assets from operations	$6,398,373	$4,802,307	$4,873,067	$11,332,909
Distributions to shareholders:
Class A	$(978,632)	$(900,204)	$(1,725,847)	$(1,579,619)
Class C	(72,294)	(66,260)	(108,398)	(137,075)
Class I	(2,526,016)	(1,556,858)	(1,196,857)	(4,492,445)
Total distributions to shareholders	$(3,576,942)	$(2,523,322)	$(3,031,102)	$(6,209,139)
Transactions in shares of beneficial interest:
Class A	$(5,749,456)	$1,446,782	$(7,003,325)	$(2,129,611)
Class C	(594,504)	(1,846,431)	(2,155,329)	(1,262,964)
Class I	10,111,310	6,199,764	3,674,764	27,916,423
Net increase (decrease) in net assets from Fund share transactions	$3,767,350	$5,800,115	$(5,483,890)	$24,523,848
Net increase (decrease) in net assets	$6,588,781	$8,079,100	$(3,641,925)	$29,647,618
Net Assets
At beginning of year	$115,871,925	$76,458,445	$87,452,741	$186,761,195
At end of year	$122,460,706	$84,537,545	$83,810,816	$216,408,813

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
August 31, 2025
Statements of Changes in Net Assets — continued

	Year Ended August 31, 2024
	Oregon Fund	South Carolina Fund	Virginia Fund
Increase (Decrease) in Net Assets
From operations:
Net investment income	$5,757,205	$6,053,608	$2,034,206
Net realized loss	(1,467,229)	(2,700,956)	(681,113)
Net change in unrealized appreciation (depreciation)	5,224,540	6,041,124	2,158,752
Net increase in net assets from operations	$9,514,516	$9,393,776	$3,511,845
Distributions to shareholders:
Class A	$(2,451,797)	$(2,373,250)	$(1,139,193)
Class C	(113,565)	(128,869)	(40,832)
Class I	(3,142,678)	(3,527,865)	(844,824)
Total distributions to shareholders	$(5,708,040)	$(6,029,984)	$(2,024,849)
Transactions in shares of beneficial interest:
Class A	$11,897,438	$(1,117,463)	$(2,119,105)
Class C	(1,116,638)	(72,906)	137,984
Class I	27,636,467	7,146,305	3,401,623
Net increase in net assets from Fund share transactions	$38,417,267	$5,955,936	$1,420,502
Net increase in net assets	$42,223,743	$9,319,728	$2,907,498
Net Assets
At beginning of year	$152,316,726	$172,646,192	$58,054,227
At end of year	$194,540,469	$181,965,920	$60,961,725

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
August 31, 2025
Financial Highlights

	Georgia Fund — Class A
	Year Ended August 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$8.14	$7.93	$8.02	$8.87	$8.80
Income (Loss) From Operations
Net investment income(1)	$0.26	$0.24	$0.20	$0.14	$0.15
Net realized and unrealized gain (loss)	(0.29)	0.21	(0.09)	(0.85)	0.07
Total income (loss) from operations	$(0.03)	$0.45	$0.11	$(0.71)	$0.22
Less Distributions
From net investment income	$(0.26)	$(0.24)	$(0.20)	$(0.14)	$(0.15)
Total distributions	$(0.26)	$(0.24)	$(0.20)	$(0.14)	$(0.15)
Net asset value — End of year	$7.85	$8.14	$7.93	$8.02	$8.87
Total Return(2)	(0.41)%	5.77%	1.41%	(8.03)%	2.52%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$32,508	$31,318	$36,206	$39,103	$48,535
Ratios (as a percentage of average daily net assets):(3)
Total expenses	0.71%	0.71%	0.69%	0.65%	0.65%
Net expenses	0.71%	0.71%	0.69%	0.65%	0.65%
Net investment income	3.27%	3.04%	2.54%	1.69%	1.66%
Portfolio Turnover	44%	44%	47%	34%	19%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
August 31, 2025
Financial Highlights — continued

	Georgia Fund — Class C
	Year Ended August 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$8.70	$8.48	$8.58	$9.49	$9.41
Income (Loss) From Operations
Net investment income(1)	$0.21	$0.20	$0.15	$0.09	$0.09
Net realized and unrealized gain (loss)	(0.30)	0.21	(0.10)	(0.91)	0.08
Total income (loss) from operations	$(0.09)	$0.41	$0.05	$(0.82)	$0.17
Less Distributions
From net investment income	$(0.21)	$(0.19)	$(0.15)	$(0.09)	$(0.09)
Total distributions	$(0.21)	$(0.19)	$(0.15)	$(0.09)	$(0.09)
Net asset value — End of year	$8.40	$8.70	$8.48	$8.58	$9.49
Total Return(2)	(1.03)%	4.92%	0.60%	(8.73)%	1.81%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$2,209	$2,808	$3,312	$3,783	$4,939
Ratios (as a percentage of average daily net assets):(3)
Total expenses	1.47%	1.46%	1.44%	1.40%	1.40%
Net expenses	1.47%	1.46%	1.44%	1.40%	1.40%
Net investment income	2.51%	2.28%	1.79%	0.93%	0.92%
Portfolio Turnover	44%	44%	47%	34%	19%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
August 31, 2025
Financial Highlights — continued

	Georgia Fund — Class I
	Year Ended August 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$8.16	$7.95	$8.04	$8.90	$8.82
Income (Loss) From Operations
Net investment income(1)	$0.28	$0.26	$0.22	$0.16	$0.16
Net realized and unrealized gain (loss)	(0.30)	0.21	(0.09)	(0.86)	0.09
Total income (loss) from operations	$(0.02)	$0.47	$0.13	$(0.70)	$0.25
Less Distributions
From net investment income	$(0.27)	$(0.26)	$(0.22)	$(0.16)	$(0.17)
Total distributions	$(0.27)	$(0.26)	$(0.22)	$(0.16)	$(0.17)
Net asset value — End of year	$7.87	$8.16	$7.95	$8.04	$8.90
Total Return(2)	(0.20)%	5.97%	1.61%	(7.93)%	2.84%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$87,608	$88,335	$76,354	$74,934	$79,579
Ratios (as a percentage of average daily net assets):(3)
Total expenses	0.52%	0.51%	0.49%	0.45%	0.45%
Net expenses	0.52%	0.51%	0.49%	0.45%	0.45%
Net investment income	3.47%	3.23%	2.75%	1.90%	1.84%
Portfolio Turnover	44%	44%	47%	34%	19%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
August 31, 2025
Financial Highlights — continued

	Maryland Fund — Class A
	Year Ended August 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$8.39	$8.14	$8.23	$9.19	$9.01
Income (Loss) From Operations
Net investment income(1)	$0.27	$0.26	$0.21	$0.16	$0.16
Net realized and unrealized gain (loss)	(0.32)	0.25	(0.09)	(0.97)	0.18
Total income (loss) from operations	$(0.05)	$0.51	$0.12	$(0.81)	$0.34
Less Distributions
From net investment income	$(0.26)	$(0.26)	$(0.21)	$(0.15)	$(0.16)
Total distributions	$(0.26)	$(0.26)	$(0.21)	$(0.15)	$(0.16)
Net asset value — End of year	$8.08	$8.39	$8.14	$8.23	$9.19
Total Return(2)	(0.59)%	6.34%	1.43%	(8.86)%	3.84%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$25,938	$30,766	$28,435	$35,914	$46,218
Ratios (as a percentage of average daily net assets):(3)
Total expenses	0.76%	0.73%	0.71%	0.68%	0.67%
Net expenses	0.76%	0.73%	0.71%	0.68%	0.67%
Net investment income	3.24%	3.10%	2.53%	1.82%	1.78%
Portfolio Turnover	71%	42%	53%	48%	23%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
August 31, 2025
Financial Highlights — continued

	Maryland Fund — Class C
	Year Ended August 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$9.15	$8.88	$8.98	$10.02	$9.83
Income (Loss) From Operations
Net investment income(1)	$0.22	$0.21	$0.16	$0.10	$0.11
Net realized and unrealized gain (loss)	(0.34)	0.27	(0.10)	(1.05)	0.18
Total income (loss) from operations	$(0.12)	$0.48	$0.06	$(0.95)	$0.29
Less Distributions
From net investment income	$(0.22)	$(0.21)	$(0.16)	$(0.09)	$(0.10)
Total distributions	$(0.22)	$(0.21)	$(0.16)	$(0.09)	$(0.10)
Net asset value — End of year	$8.81	$9.15	$8.88	$8.98	$10.02
Total Return(2)	(1.35)%	5.51%	0.65%	(9.48)%	3.00%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$1,746	$1,642	$3,402	$4,221	$5,804
Ratios (as a percentage of average daily net assets):(3)
Total expenses	1.51%	1.48%	1.46%	1.43%	1.42%
Net expenses	1.51%	1.48%	1.46%	1.43%	1.42%
Net investment income	2.50%	2.35%	1.79%	1.06%	1.08%
Portfolio Turnover	71%	42%	53%	48%	23%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
August 31, 2025
Financial Highlights — continued

	Maryland Fund — Class I
	Year Ended August 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$8.41	$8.15	$8.25	$9.21	$9.03
Income (Loss) From Operations
Net investment income(1)	$0.28	$0.27	$0.23	$0.18	$0.18
Net realized and unrealized gain (loss)	(0.32)	0.26	(0.11)	(0.97)	0.18
Total income (loss) from operations	$(0.04)	$0.53	$0.12	$(0.79)	$0.36
Less Distributions
From net investment income	$(0.28)	$(0.27)	$(0.22)	$(0.17)	$(0.18)
Total distributions	$(0.28)	$(0.27)	$(0.22)	$(0.17)	$(0.18)
Net asset value — End of year	$8.09	$8.41	$8.15	$8.25	$9.21
Total Return(2)	(0.50)%	6.67%	1.51%	(8.66)%	4.04%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$60,405	$52,129	$44,622	$41,874	$47,433
Ratios (as a percentage of average daily net assets):(3)
Total expenses	0.56%	0.53%	0.51%	0.48%	0.47%
Net expenses	0.56%	0.53%	0.51%	0.48%	0.47%
Net investment income	3.45%	3.30%	2.76%	2.02%	1.94%
Portfolio Turnover	71%	42%	53%	48%	23%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
August 31, 2025
Financial Highlights — continued

	Missouri Fund — Class A
	Year Ended August 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$8.72	$8.55	$8.71	$9.76	$9.69
Income (Loss) From Operations
Net investment income(1)	$0.30	$0.30	$0.26	$0.20	$0.19
Net realized and unrealized gain (loss)	(0.29)	0.16	(0.17)	(1.05)	0.07
Total income (loss) from operations	$0.01	$0.46	$0.09	$(0.85)	$0.26
Less Distributions
From net investment income	$(0.30)	$(0.29)	$(0.25)	$(0.20)	$(0.19)
Total distributions	$(0.30)	$(0.29)	$(0.25)	$(0.20)	$(0.19)
Net asset value — End of year	$8.43	$8.72	$8.55	$8.71	$9.76
Total Return(2)	0.09%	5.52%	1.08%	(8.82)%	2.72%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$44,005	$46,482	$52,300	$44,538	$52,362
Ratios (as a percentage of average daily net assets):(3)
Total expenses	0.74%	0.71%	0.71%	0.69%	0.66%
Net expenses	0.74%	0.71%	0.71%	0.69%	0.66%
Net investment income	3.56%	3.45%	2.97%	2.14%	1.97%
Portfolio Turnover	45%	68%	59%	15%	19%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
August 31, 2025
Financial Highlights — continued

	Missouri Fund — Class C
	Year Ended August 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$9.63	$9.44	$9.62	$10.77	$10.70
Income (Loss) From Operations
Net investment income(1)	$0.27	$0.26	$0.21	$0.14	$0.13
Net realized and unrealized gain (loss)	(0.33)	0.18	(0.18)	(1.15)	0.07
Total income (loss) from operations	$(0.06)	$0.44	$0.03	$(1.01)	$0.20
Less Distributions
From net investment income	$(0.26)	$(0.25)	$(0.21)	$(0.14)	$(0.13)
Total distributions	$(0.26)	$(0.25)	$(0.21)	$(0.14)	$(0.13)
Net asset value — End of year	$9.31	$9.63	$9.44	$9.62	$10.77
Total Return(2)	(0.65)%	4.76%	0.29%	(9.42)%	1.89%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$1,346	$2,835	$4,934	$5,364	$7,215
Ratios (as a percentage of average daily net assets):(3)
Total expenses	1.49%	1.46%	1.46%	1.44%	1.41%
Net expenses	1.49%	1.46%	1.46%	1.44%	1.41%
Net investment income	2.80%	2.69%	2.21%	1.38%	1.22%
Portfolio Turnover	45%	68%	59%	15%	19%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
August 31, 2025
Financial Highlights — continued

	Missouri Fund — Class I
	Year Ended August 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$8.73	$8.56	$8.72	$9.77	$9.71
Income (Loss) From Operations
Net investment income(1)	$0.32	$0.31	$0.28	$0.22	$0.21
Net realized and unrealized gain (loss)	(0.29)	0.17	(0.17)	(1.05)	0.06
Total income (loss) from operations	$0.03	$0.48	$0.11	$(0.83)	$0.27
Less Distributions
From net investment income	$(0.32)	$(0.31)	$(0.27)	$(0.22)	$(0.21)
Total distributions	$(0.32)	$(0.31)	$(0.27)	$(0.22)	$(0.21)
Net asset value — End of year	$8.44	$8.73	$8.56	$8.72	$9.77
Total Return(2)	0.30%	5.73%	1.29%	(8.62)%	2.82%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$40,654	$34,494	$30,219	$23,509	$28,155
Ratios (as a percentage of average daily net assets):(3)
Total expenses	0.54%	0.51%	0.51%	0.49%	0.46%
Net expenses	0.54%	0.51%	0.51%	0.49%	0.46%
Net investment income	3.76%	3.65%	3.17%	2.33%	2.17%
Portfolio Turnover	45%	68%	59%	15%	19%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
August 31, 2025
Financial Highlights — continued

	North Carolina Fund — Class A
	Year Ended August 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$8.49	$8.26	$8.39	$9.28	$9.19
Income (Loss) From Operations
Net investment income(1)	$0.27	$0.26	$0.20	$0.14	$0.17
Net realized and unrealized gain (loss)	(0.36)	0.23	(0.13)	(0.88)	0.09
Total income (loss) from operations	$(0.09)	$0.49	$0.07	$(0.74)	$0.26
Less Distributions
From net investment income	$(0.27)	$(0.26)	$(0.20)	$(0.15)	$(0.17)
Total distributions	$(0.27)	$(0.26)	$(0.20)	$(0.15)	$(0.17)
Net asset value — End of year	$8.13	$8.49	$8.26	$8.39	$9.28
Total Return(2)	(1.07)%	5.98%	0.78%	(8.09)%	2.82%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$55,319	$52,460	$53,236	$56,810	$66,171
Ratios (as a percentage of average daily net assets):(3)
Total expenses	0.71%	0.70%	0.68%	0.66%	0.65%
Net expenses	0.71%	0.70%	0.68%	0.66%	0.65%
Net investment income	3.31%	3.09%	2.34%	1.63%	1.79%
Portfolio Turnover	73%	70%	100%	18%	24%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
August 31, 2025
Financial Highlights — continued

	North Carolina Fund — Class C
	Year Ended August 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$9.13	$8.89	$9.03	$9.98	$9.88
Income (Loss) From Operations
Net investment income(1)	$0.23	$0.21	$0.14	$0.08	$0.11
Net realized and unrealized gain (loss)	(0.40)	0.24	(0.14)	(0.95)	0.10
Total income (loss) from operations	$(0.17)	$0.45	$0.00(2)	$(0.87)	$0.21
Less Distributions
From net investment income	$(0.22)	$(0.21)	$(0.14)	$(0.08)	$(0.11)
Total distributions	$(0.22)	$(0.21)	$(0.14)	$(0.08)	$(0.11)
Net asset value — End of year	$8.74	$9.13	$8.89	$9.03	$9.98
Total Return(3)	(1.84)%	5.10%	0.02%	(8.71)%	2.09%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$3,502	$5,317	$6,418	$7,812	$9,200
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.46%	1.45%	1.43%	1.41%	1.40%
Net expenses	1.46%	1.45%	1.43%	1.41%	1.40%
Net investment income	2.55%	2.34%	1.59%	0.88%	1.05%
Portfolio Turnover	73%	70%	100%	18%	24%
(1)	Computed using average shares outstanding.
(2)	Amount is less than $0.005.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
August 31, 2025
Financial Highlights — continued

	North Carolina Fund — Class I
	Year Ended August 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$8.51	$8.29	$8.42	$9.31	$9.21
Income (Loss) From Operations
Net investment income(1)	$0.29	$0.28	$0.21	$0.16	$0.18
Net realized and unrealized gain (loss)	(0.36)	0.21	(0.13)	(0.89)	0.11
Total income (loss) from operations	$(0.07)	$0.49	$0.08	$(0.73)	$0.29
Less Distributions
From net investment income	$(0.29)	$(0.27)	$(0.21)	$(0.16)	$(0.19)
Total distributions	$(0.29)	$(0.27)	$(0.21)	$(0.16)	$(0.19)
Net asset value — End of year	$8.15	$8.51	$8.29	$8.42	$9.31
Total Return(2)	(0.86)%	6.06%	0.98%	(7.88)%	3.14%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$171,817	$158,632	$127,108	$110,681	$89,655
Ratios (as a percentage of average daily net assets):(3)
Total expenses	0.51%	0.50%	0.48%	0.46%	0.45%
Net expenses	0.51%	0.50%	0.48%	0.46%	0.45%
Net investment income	3.51%	3.29%	2.56%	1.84%	1.98%
Portfolio Turnover	73%	70%	100%	18%	24%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
August 31, 2025
Financial Highlights — continued

	Oregon Fund — Class A
	Year Ended August 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$8.03	$7.83	$7.99	$8.94	$8.91
Income (Loss) From Operations
Net investment income(1)	$0.27	$0.27	$0.25	$0.16	$0.16
Net realized and unrealized gain (loss)	(0.29)	0.20	(0.17)	(0.94)	0.04
Total income (loss) from operations	$(0.02)	$0.47	$0.08	$(0.78)	$0.20
Less Distributions
From net investment income	$(0.27)	$(0.27)	$(0.24)	$(0.17)	$(0.17)
Total distributions	$(0.27)	$(0.27)	$(0.24)	$(0.17)	$(0.17)
Net asset value — End of year	$7.74	$8.03	$7.83	$7.99	$8.94
Total Return(2)	(0.27)%	6.08%	1.03%	(8.84)%	2.23%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$75,920	$81,908	$68,300	$79,721	$92,849
Ratios (as a percentage of average daily net assets):(3)
Expenses excluding interest and fees	0.72%	0.71%	0.70%	0.66%	0.65%
Interest and fee expense(4)	—	0.00%(5)	0.03%	—	—
Total expenses	0.72%	0.71%	0.73%	0.66%	0.65%
Net expenses	0.72%	0.71%	0.73%	0.66%	0.65%
Net investment income	3.45%	3.41%	3.09%	1.91%	1.83%
Portfolio Turnover	53%	47%	86%	42%	25%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).
(5)	Amount is less than 0.005%.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
August 31, 2025
Financial Highlights — continued

	Oregon Fund — Class C
	Year Ended August 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$8.79	$8.58	$8.75	$9.79	$9.75
Income (Loss) From Operations
Net investment income(1)	$0.23	$0.23	$0.20	$0.11	$0.11
Net realized and unrealized gain (loss)	(0.32)	0.21	(0.17)	(1.04)	0.04
Total income (loss) from operations	$(0.09)	$0.44	$0.03	$(0.93)	$0.15
Less Distributions
From net investment income	$(0.23)	$(0.23)	$(0.20)	$(0.11)	$(0.11)
Total distributions	$(0.23)	$(0.23)	$(0.20)	$(0.11)	$(0.11)
Net asset value — End of year	$8.47	$8.79	$8.58	$8.75	$9.79
Total Return(2)	(1.05)%	5.18%	0.33%	(9.52)%	1.54%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$3,342	$3,790	$4,814	$7,009	$9,935
Ratios (as a percentage of average daily net assets):(3)
Expenses excluding interest and fees	1.47%	1.47%	1.45%	1.41%	1.40%
Interest and fee expense(4)	—	0.00%(5)	0.03%	—	—
Total expenses	1.47%	1.47%	1.48%	1.41%	1.40%
Net expenses	1.47%	1.47%	1.48%	1.41%	1.40%
Net investment income	2.70%	2.67%	2.33%	1.15%	1.09%
Portfolio Turnover	53%	47%	86%	42%	25%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).
(5)	Amount is less than 0.005%.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
August 31, 2025
Financial Highlights — continued

	Oregon Fund — Class I
	Year Ended August 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$8.02	$7.83	$7.98	$8.94	$8.90
Income (Loss) From Operations
Net investment income(1)	$0.29	$0.29	$0.26	$0.18	$0.18
Net realized and unrealized gain (loss)	(0.30)	0.18	(0.15)	(0.96)	0.05
Total income (loss) from operations	$(0.01)	$0.47	$0.11	$(0.78)	$0.23
Less Distributions
From net investment income	$(0.28)	$(0.28)	$(0.26)	$(0.18)	$(0.19)
Total distributions	$(0.28)	$(0.28)	$(0.26)	$(0.18)	$(0.19)
Net asset value — End of year	$7.73	$8.02	$7.83	$7.98	$8.94
Total Return(2)	(0.08)%	6.16%	1.36%	(8.77)%	2.55%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$138,947	$108,842	$79,202	$74,789	$77,593
Ratios (as a percentage of average daily net assets):(3)
Expenses excluding interest and fees	0.52%	0.51%	0.50%	0.47%	0.45%
Interest and fee expense(4)	—	0.00%(5)	0.03%	—	—
Total expenses	0.52%	0.51%	0.53%	0.47%	0.45%
Net expenses	0.52%	0.51%	0.53%	0.47%	0.45%
Net investment income	3.66%	3.61%	3.29%	2.11%	2.02%
Portfolio Turnover	53%	47%	86%	42%	25%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).
(5)	Amount is less than 0.005%.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
August 31, 2025
Financial Highlights — continued

	South Carolina Fund — Class A
	Year Ended August 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$8.71	$8.54	$8.62	$9.51	$9.44
Income (Loss) From Operations
Net investment income(1)	$0.30	$0.29	$0.21	$0.17	$0.17
Net realized and unrealized gain (loss)	(0.43)	0.17	(0.09)	(0.90)	0.07
Total income (loss) from operations	$(0.13)	$0.46	$0.12	$(0.73)	$0.24
Less Distributions
From net investment income	$(0.30)	$(0.29)	$(0.20)	$(0.16)	$(0.17)
Total distributions	$(0.30)	$(0.29)	$(0.20)	$(0.16)	$(0.17)
Net asset value — End of year	$8.28	$8.71	$8.54	$8.62	$9.51
Total Return(2)	(1.65)%	5.50%	1.44%	(7.69)%	2.59%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$74,202	$71,177	$70,953	$77,965	$90,752
Ratios (as a percentage of average daily net assets):(3)
Expenses excluding interest and fees	0.71%	0.69%	0.66%	0.65%	0.64%
Interest and fee expense(4)	0.03%	0.02%	0.07%	0.02%	0.01%
Total expenses	0.74%	0.71%	0.73%	0.67%	0.65%
Net expenses	0.74%	0.71%	0.73%	0.67%	0.65%
Net investment income	3.54%	3.40%	2.38%	1.81%	1.81%
Portfolio Turnover	66%	99%	72%	12%	20%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
August 31, 2025
Financial Highlights — continued

	South Carolina Fund — Class C
	Year Ended August 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$9.24	$9.06	$9.14	$10.09	$10.01
Income (Loss) From Operations
Net investment income(1)	$0.25	$0.24	$0.15	$0.10	$0.11
Net realized and unrealized gain (loss)	(0.46)	0.18	(0.08)	(0.95)	0.08
Total income (loss) from operations	$(0.21)	$0.42	$0.07	$(0.85)	$0.19
Less Distributions
From net investment income	$(0.25)	$(0.24)	$(0.15)	$(0.10)	$(0.11)
Total distributions	$(0.25)	$(0.24)	$(0.15)	$(0.10)	$(0.11)
Net asset value — End of year	$8.78	$9.24	$9.06	$9.14	$10.09
Total Return(2)	(2.31)%	4.71%	0.74%	(8.44)%	1.89%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$3,337	$4,976	$4,954	$7,333	$11,030
Ratios (as a percentage of average daily net assets):(3)
Expenses excluding interest and fees	1.46%	1.44%	1.41%	1.40%	1.39%
Interest and fee expense(4)	0.03%	0.02%	0.07%	0.02%	0.01%
Total expenses	1.49%	1.46%	1.48%	1.42%	1.40%
Net expenses	1.49%	1.46%	1.48%	1.42%	1.40%
Net investment income	2.79%	2.65%	1.62%	1.05%	1.09%
Portfolio Turnover	66%	99%	72%	12%	20%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
August 31, 2025
Financial Highlights — continued

	South Carolina Fund — Class I
	Year Ended August 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$8.71	$8.54	$8.62	$9.52	$9.45
Income (Loss) From Operations
Net investment income(1)	$0.32	$0.31	$0.22	$0.18	$0.19
Net realized and unrealized gain (loss)	(0.43)	0.17	(0.08)	(0.90)	0.07
Total income (loss) from operations	$(0.11)	$0.48	$0.14	$(0.72)	$0.26
Less Distributions
From net investment income	$(0.32)	$(0.31)	$(0.22)	$(0.18)	$(0.19)
Total distributions	$(0.32)	$(0.31)	$(0.22)	$(0.18)	$(0.19)
Net asset value — End of year	$8.28	$8.71	$8.54	$8.62	$9.52
Total Return(2)	(1.33)%	5.72%	1.64%	(7.60)%	2.80%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$114,195	$105,813	$96,738	$68,602	$70,780
Ratios (as a percentage of average daily net assets):(3)
Expenses excluding interest and fees	0.51%	0.49%	0.46%	0.45%	0.44%
Interest and fee expense(4)	0.03%	0.02%	0.07%	0.02%	0.01%
Total expenses	0.54%	0.51%	0.53%	0.47%	0.45%
Net expenses	0.54%	0.51%	0.53%	0.47%	0.45%
Net investment income	3.74%	3.60%	2.61%	2.01%	2.01%
Portfolio Turnover	66%	99%	72%	12%	20%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
August 31, 2025
Financial Highlights — continued

	Virginia Fund — Class A
	Year Ended August 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$7.22	$7.04	$7.19	$8.10	$8.06
Income (Loss) From Operations
Net investment income(1)	$0.24	$0.24	$0.21	$0.17	$0.18
Net realized and unrealized gain (loss)	(0.26)	0.18	(0.17)	(0.92)	0.03
Total income (loss) from operations	$(0.02)	$0.42	$0.04	$(0.75)	$0.21
Less Distributions
From net investment income	$(0.24)	$(0.24)	$(0.19)	$(0.16)	$(0.17)
Total distributions	$(0.24)	$(0.24)	$(0.19)	$(0.16)	$(0.17)
Net asset value — End of year	$6.96	$7.22	$7.04	$7.19	$8.10
Total Return(2)	(0.24)%	6.12%	0.62%	(9.30)%	2.67%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$29,707	$32,662	$33,859	$38,319	$46,788
Ratios (as a percentage of average daily net assets):(3)
Expenses excluding interest and fees	0.76%	0.74%	0.70%	0.69%	0.67%
Interest and fee expense(4)	—	—	0.05%	0.02%	0.01%
Total expenses	0.76%	0.74%	0.75%	0.71%	0.68%
Net expenses	0.76%	0.74%	0.75%	0.71%	0.68%
Net investment income	3.43%	3.43%	2.87%	2.19%	2.18%
Portfolio Turnover	75%	78%	72%	19%	33%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
August 31, 2025
Financial Highlights — continued

	Virginia Fund — Class C
	Year Ended August 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$8.00	$7.80	$7.97	$8.98	$8.92
Income (Loss) From Operations
Net investment income(1)	$0.21	$0.21	$0.17	$0.12	$0.13
Net realized and unrealized gain (loss)	(0.29)	0.20	(0.18)	(1.01)	0.05
Total income (loss) from operations	$(0.08)	$0.41	$(0.01)	$(0.89)	$0.18
Less Distributions
From net investment income	$(0.21)	$(0.21)	$(0.16)	$(0.12)	$(0.12)
Total distributions	$(0.21)	$(0.21)	$(0.16)	$(0.12)	$(0.12)
Net asset value — End of year	$7.71	$8.00	$7.80	$7.97	$8.98
Total Return(2)	(1.01)%	5.33%	(0.18)%	(9.99)%	2.08%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$1,118	$1,762	$1,584	$2,895	$4,551
Ratios (as a percentage of average daily net assets):(3)
Expenses excluding interest and fees	1.51%	1.49%	1.46%	1.44%	1.42%
Interest and fee expense(4)	—	—	0.05%	0.02%	0.01%
Total expenses	1.51%	1.49%	1.51%	1.46%	1.43%
Net expenses	1.51%	1.49%	1.51%	1.46%	1.43%
Net investment income	2.67%	2.68%	2.10%	1.44%	1.42%
Portfolio Turnover	75%	78%	72%	19%	33%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
August 31, 2025
Financial Highlights — continued

	Virginia Fund — Class I
	Year Ended August 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$7.24	$7.05	$7.21	$8.12	$8.07
Income (Loss) From Operations
Net investment income(1)	$0.26	$0.26	$0.22	$0.18	$0.19
Net realized and unrealized gain (loss)	(0.27)	0.19	(0.17)	(0.91)	0.05
Total income (loss) from operations	$(0.01)	$0.45	$0.05	$(0.73)	$0.24
Less Distributions
From net investment income	$(0.26)	$(0.26)	$(0.21)	$(0.18)	$(0.19)
Total distributions	$(0.26)	$(0.26)	$(0.21)	$(0.18)	$(0.19)
Net asset value — End of year	$6.97	$7.24	$7.05	$7.21	$8.12
Total Return(2)	(0.18)%	6.47%	0.69%	(9.09)%	3.00%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$29,728	$26,538	$22,612	$19,671	$23,589
Ratios (as a percentage of average daily net assets):(3)
Expenses excluding interest and fees	0.56%	0.54%	0.50%	0.49%	0.47%
Interest and fee expense(4)	—	—	0.05%	0.02%	0.01%
Total expenses	0.56%	0.54%	0.55%	0.51%	0.48%
Net expenses	0.56%	0.54%	0.55%	0.51%	0.48%
Net investment income	3.65%	3.63%	3.08%	2.39%	2.36%
Portfolio Turnover	75%	78%	72%	19%	33%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
August 31, 2025
Notes to Financial Statements

1  Significant Accounting Policies
Eaton Vance Municipals Trust (the Trust) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Trust presently consists of eighteen funds, seven of which, each non-diversified, are included in these financial statements. They include Eaton Vance Georgia Municipal Income Fund (Georgia Fund), Eaton Vance Maryland Municipal Income Fund (Maryland Fund), Eaton Vance Missouri Municipal Income Fund (Missouri Fund), Eaton Vance North Carolina Municipal Income Fund (North Carolina Fund), Eaton Vance Oregon Municipal Income Fund (Oregon Fund), Eaton Vance South Carolina Municipal Income Fund (South Carolina Fund) and Eaton Vance Virginia Municipal Income Fund (Virginia Fund), (each individually referred to as the Fund, and collectively, the Funds). The Funds' investment objective is to provide current income exempt from regular federal income tax and from particular state or local income or other taxes. The Funds offer three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Funds’ prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). Each Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated a Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that a Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company's or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions and Related Income—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.
C  Federal Taxes—Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Each Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by each Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.
As of August 31, 2025, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
D  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
E  Legal Fees— Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

Eaton Vance
Municipal Income Funds
August 31, 2025
Notes to Financial Statements — continued

F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.
H  Floating Rate Notes Issued in Conjunction with Securities Held—The Funds may invest in residual interest bonds, also referred to as inverse floating rate securities, whereby a Fund may sell a variable or fixed rate bond for cash to a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), while at the same time, buying a residual interest in the assets and cash flows of the SPV. The bond is deposited into the SPV with the same CUSIP number as the bond sold to the SPV by the Fund, and which may have been, but is not required to be, the bond purchased from the Fund (the Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The residual interest bond held by a Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to generally tender their notes at par, and (2) to have the Bond held by the SPV transferred to the Fund, thereby terminating the SPV. Should the Fund exercise such right, it would generally pay the SPV the par amount due on the Floating Rate Notes and exchange the residual interest bond for the underlying Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Funds account for the transaction described above as a secured borrowing by including the Bond in their Portfolio of Investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in their Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the SPV for redemption at par at each reset date. Accordingly, the fair value of the payable for floating rate notes issued approximates its carrying value. If measured at fair value, the payable for floating rate notes would have been considered as Level 2 in the fair value hierarchy (see Note 9) at August 31, 2025. Interest expense related to a Fund’s liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Fund, as noted above, or by the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying Bond, bankruptcy of or payment failure by the issuer of the underlying Bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. At August 31, 2025, the amounts of the Funds’ Floating Rate Notes and related interest rates and collateral were as follows:
South Carolina Fund
Floating Rate Notes Outstanding	$1,599,991
Interest Rate or Range of Interest Rates (%)	2.76
Collateral for Floating Rate Notes Outstanding	$2,055,580
For the year ended August 31, 2025, the Funds’ average settled Floating Rate Notes outstanding and the average interest rate including fees were as follows:
South Carolina Fund
Average Floating Rate Notes Outstanding	$1,600,000
Average Interest Rate	3.40%
In certain circumstances, the Funds may enter into shortfall and forbearance agreements with brokers by which a Fund agrees to reimburse the broker for the difference between the liquidation value of the Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Funds had no shortfalls as of August 31, 2025.

Eaton Vance
Municipal Income Funds
August 31, 2025
Notes to Financial Statements — continued

The Funds may also purchase residual interest bonds in a secondary market transaction without first owning the underlying bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to residual interest bonds purchased in a secondary market transaction are disclosed in the Portfolio of Investments.
The Funds' investment policies and restrictions expressly permit investments in residual interest bonds. Such bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of residual interest bonds are generally more volatile than that of a fixed rate bond. The Funds' investment policies do not allow the Funds to borrow money except as permitted by the 1940 Act. Effective August 19, 2022, the Funds began operating under Rule 18f-4 under the 1940 Act, which, among other things, governs the use of derivative investments and certain financing transactions by registered investment companies. As of the date of this report, consistent with Rule 18f-4, the Funds have elected to treat their investments in residual interest bonds, along with similar financing transactions, as derivatives transactions subject to the Funds’ value-at-risk (VaR)-based limits on leverage risk. The Funds may change this election (and elect to treat these investments and other similar financing transactions like bank borrowings subject to the asset coverage requirements of Section 18 of the 1940 Act) at any time. Residual interest bonds held by the Funds are securities exempt from registration under Rule 144A of the Securities Act of 1933.
I  When-Issued Securities and Delayed Delivery Transactions—The Funds may purchase securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Funds maintain cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract.
J  Segment Reporting—During this reporting period, the Funds adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (ASU 2023-07), which requires incremental disclosures related to a public entity’s reportable segments. Each Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. In connection with the adoption of ASU 2023-07, the Funds' President acts as each Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of each Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Funds' financial statements.
2  Distributions to Shareholders and Income Tax Information
The net investment income of each Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
The tax character of distributions declared for the years ended August 31, 2025 and August 31, 2024 was as follows:
	Year Ended August 31, 2025
	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund
Tax-exempt income	$3,983,463	$2,817,865	$2,775,047	$7,571,670
Ordinary income	$126,808	$124,960	$187,830	$120,032

	Year Ended August 31, 2025
	Oregon Fund	South Carolina Fund	Virginia Fund
Tax-exempt income	$7,076,718	$6,708,504	$2,069,120
Ordinary income	$349,357	$31,998	$77,056

Eaton Vance
Municipal Income Funds
August 31, 2025
Notes to Financial Statements — continued

	Year Ended August 31, 2024
	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund
Tax-exempt income	$3,490,749	$2,364,082	$2,898,217	$6,109,247
Ordinary income	$86,193	$159,240	$132,885	$99,892

	Year Ended August 31, 2024
	Oregon Fund	South Carolina Fund	Virginia Fund
Tax-exempt income	$5,413,104	$5,974,951	$1,969,650
Ordinary income	$294,936	$55,033	$55,199
As of August 31, 2025, the components of distributable earnings (accumulated loss) on a tax basis were as follows:
	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund
Undistributed tax-exempt income	$ 13,225	$ 23,800	$ 29,722	$ 207,241
Deferred capital losses	(8,866,112)	(6,783,810)	(4,883,717)	(13,801,521)
Net unrealized depreciation	(2,624,110)	(3,382,505)	(1,329,485)	(5,994,612)
Distributions payable	(58,178)	(49,107)	(31,796)	(208,417)
Accumulated loss	$(11,535,175)	$(10,191,622)	$(6,215,276)	$(19,797,309)

	Oregon Fund	South Carolina Fund	Virginia Fund
Undistributed tax-exempt income	$ 20,284	$ 140,525	$ 35,196
Deferred capital losses	(22,588,272)	(13,183,094)	(8,159,076)
Net unrealized depreciation	(3,784,906)	(6,561,941)	(1,426,130)
Distributions payable	(21,928)	(141,230)	(35,695)
Accumulated loss	$(26,374,822)	$(19,745,740)	$(9,585,705)
At August 31, 2025, the following Funds, for federal income tax purposes, had deferred capital losses which would reduce the respective Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of a Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. The amounts of the deferred capital losses are as follows:
	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund
Deferred capital losses:
Short-term	$3,433,262	$2,213,536	$1,331,002	$5,245,886
Long-term	$5,432,850	$4,570,274	$3,552,715	$8,555,635

Eaton Vance
Municipal Income Funds
August 31, 2025
Notes to Financial Statements — continued

	Oregon Fund	South Carolina Fund	Virginia Fund
Deferred capital losses:
Short-term	$9,150,448	$6,679,783	$3,371,346
Long-term	$13,437,824	$6,503,311	$4,787,730
The cost and unrealized appreciation (depreciation) of investments of each Fund at August 31, 2025, as determined on a federal income tax basis, were as follows:
	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund
Aggregate cost	$121,949,339	$90,252,896	$88,035,048	$230,718,557
Gross unrealized appreciation	$951,622	$630,905	$1,260,903	$1,997,232
Gross unrealized depreciation	(3,575,732)	(4,013,410)	(2,590,388)	(7,991,844)
Net unrealized depreciation	$(2,624,110)	$(3,382,505)	$(1,329,485)	$(5,994,612)

	Oregon Fund	South Carolina Fund	Virginia Fund
Aggregate cost	$219,197,378	$194,713,305	$61,338,019
Gross unrealized appreciation	$1,993,325	$896,658	$671,123
Gross unrealized depreciation	(5,778,231)	(7,458,599)	(2,097,253)
Net unrealized depreciation	$(3,784,906)	$(6,561,941)	$(1,426,130)
3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to each Fund. The investment adviser fee is based upon a percentage of total daily net assets plus a percentage of total daily gross income (i.e., income other than gains from the sale of securities) as follows and is payable monthly:
Total Daily Net Assets	Annual Asset Rate	Daily Income Rate
Up to $20 million	0.100%	1.000%
$20 million but less than $40 million	0.200%	2.000%
$40 million but less than $500 million	0.300%	3.000%
$500 million but less than $1 billion	0.275%	2.750%
$1 billion but less than $1.5 billion	0.250%	2.500%
$1.5 billion but less than $2 billion	0.225%	2.250%
$2 billion but less than $3 billion	0.200%	2.000%
$3 billion and over	0.175%	1.750%

Eaton Vance
Municipal Income Funds
August 31, 2025
Notes to Financial Statements — continued

For the year ended August 31, 2025, investment adviser fees incurred by the Funds and the effective annual rates, as a percentage of average daily net assets, were as follows:
	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund
Investment Adviser Fee	$428,518	$289,642	$270,645	$864,614
Effective Annual Rate	0.35%	0.32%	0.32%	0.38%

	Oregon Fund	South Carolina Fund	Virginia Fund
Investment Adviser Fee	$809,561	$709,231	$175,608
Effective Annual Rate	0.38%	0.38%	0.29%
Eaton Vance Management (EVM), an affiliate of BMR, serves as the administrator of each Fund, but receives no compensation.
EVM provides sub-transfer agency and related services to the Funds pursuant to a Sub-Transfer Agency Support Services Agreement. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Funds’ principal underwriter, received a portion of the sales charge on sales of Class A shares of the Funds. Morgan Stanley affiliated broker-dealers, which may be deemed to be affiliates of BMR, EVM and EVD, also received a portion of the sales charge on sales of Class A shares. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5). Sub-transfer agent fees earned by EVM, which are included in transfer and dividend disbursing agent fees on the Statements of Operations, and Class A sales charges that the Funds were informed were received by EVD and Morgan Stanley affiliated broker-dealers for the year ended August 31, 2025 were as follows:
	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund
EVM's Sub-Transfer Agent Fees	$2,887	$4,716	$4,320	$10,532
EVD's Class A Sales Charges	$3,534	$1,058	$4,192	$14,428
Morgan Stanley affiliated broker-dealers’ Class A Sales Charges	$3,045	$1,869	$2,149	$ —

	Oregon Fund	South Carolina Fund	Virginia Fund
EVM's Sub-Transfer Agent Fees	$3,955	$2,860	$4,323
EVD's Class A Sales Charges	$20,415	$10,531	$5,604
Morgan Stanley affiliated broker-dealers’ Class A Sales Charges	$2,775	$914	$ —
Trustees and officers of the Funds who are members of EVM’s or BMR's organizations receive remuneration for their services to the Funds out of the investment adviser fee. Trustees of the Funds who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Funds are officers of the above organizations.

Eaton Vance
Municipal Income Funds
August 31, 2025
Notes to Financial Statements — continued

4  Distribution Plans
Each Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that each Fund will pay EVD a distribution and service fee not exceeding 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to each Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Trustees approved distribution and service fee payments equal to 0.20% per annum of each Fund’s average daily net assets attributable to Class A shares. Distribution and service fees paid or accrued to EVD for the year ended August 31, 2025 for Class A shares amounted to the following:
	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund
Class A Distribution and Service Fees	$62,704	$57,007	$90,026	$110,957

	Oregon Fund	South Carolina Fund	Virginia Fund
Class A Distribution and Service Fees	$160,228	$148,408	$61,817
Each Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, each Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the respective Funds. For the year ended August 31, 2025, the Funds paid or accrued to EVD the following distribution fees:
	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund
Class C Distribution Fees	$18,795	$13,242	$15,664	$32,823

	Oregon Fund	South Carolina Fund	Virginia Fund
Class C Distribution Fees	$26,849	$32,157	$11,631
The Class C Plan also authorizes each Fund to make payments of service fees to EVD, financial intermediaries and other persons in amounts not exceeding 0.25% per annum of the average daily net assets attributable to Class C shares. The Trustees approved service fee payments equal to 0.20% per annum of each Fund’s average daily net assets attributable to Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class C sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended August 31, 2025 amounted to the following:
	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund
Class C Service Fees	$5,012	$3,531	$4,177	$8,753

	Oregon Fund	South Carolina Fund	Virginia Fund
Class C Service Fees	$7,160	$8,575	$3,102
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

Eaton Vance
Municipal Income Funds
August 31, 2025
Notes to Financial Statements — continued

5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 0.75% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the year ended August 31, 2025, the Funds were informed that EVD received the following amounts of CDSCs paid by Class A and Class C shareholders:
	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund
Class A	$ —	$ —	$ —	$5,583
Class C	$187	$ —	$ —	$ —

	Oregon Fund	South Carolina Fund	Virginia Fund
Class A	$2,845	$ —	$ —
Class C	$ —	$243	$133
6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and including maturities, for the year ended August 31, 2025 were as follows:
	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund
Purchases	$54,107,265	$68,849,063	$43,859,245	$187,638,640
Sales	$54,207,414	$62,687,098	$37,084,740	$162,572,696

	Oregon Fund	South Carolina Fund	Virginia Fund
Purchases	$133,252,296	$142,365,421	$47,285,034
Sales	$111,432,060	$124,308,851	$46,063,131

Eaton Vance
Municipal Income Funds
August 31, 2025
Notes to Financial Statements — continued

7  Shares of Beneficial Interest
Each Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
Georgia Fund
	Year Ended August 31, 2025			Year Ended August 31, 2024
	Shares	Amount	Shares	Amount
Class A
Sales	704,166	$ 5,566,492	225,386	$ 1,815,793
Issued to shareholders electing to receive payments of distributions in Fund shares	118,493	945,341	115,049	920,958
Redemptions	(532,339)	(4,242,403)	(1,056,338)	(8,486,207)
Net increase (decrease)	290,320	$ 2,269,430	(715,903)	$(5,749,456)
Class C
Sales	42,222	$ 363,973	72,782	$ 615,808
Issued to shareholders electing to receive payments of distributions in Fund shares	6,589	56,291	7,708	66,016
Redemptions	(108,520)	(930,970)	(148,193)	(1,276,328)
Net decrease	(59,709)	$ (510,706)	(67,703)	$ (594,504)
Class I
Sales	2,989,606	$23,917,431	3,465,505	$27,899,784
Issued to shareholders electing to receive payments of distributions in Fund shares	301,646	2,412,989	229,593	1,845,812
Redemptions	(2,992,336)	(23,866,270)	(2,469,244)	(19,634,286)
Net increase	298,916	$ 2,464,150	1,225,854	$10,111,310
Maryland Fund
	Year Ended August 31, 2025			Year Ended August 31, 2024
	Shares	Amount	Shares	Amount
Class A
Sales	262,932	$ 2,172,223	763,575	$ 6,336,189
Issued to shareholders electing to receive payments of distributions in Fund shares	90,260	742,853	88,098	725,286
Redemptions	(809,783)	(6,653,691)	(678,036)	(5,614,693)
Net increase (decrease)	(456,591)	$(3,738,615)	173,637	$ 1,446,782

Eaton Vance
Municipal Income Funds
August 31, 2025
Notes to Financial Statements — continued

Maryland Fund (continued)
	Year Ended August 31, 2025			Year Ended August 31, 2024
	Shares	Amount	Shares	Amount
Class C
Sales	45,362	$ 410,035	40,435	$ 366,527
Issued to shareholders electing to receive payments of distributions in Fund shares	3,993	35,789	6,624	59,267
Redemptions	(30,670)	(275,376)	(250,789)	(2,272,225)
Net increase (decrease)	18,685	$ 170,448	(203,730)	$(1,846,431)
Class I
Sales	2,581,229	$21,381,585	2,507,998	$20,747,382
Issued to shareholders electing to receive payments of distributions in Fund shares	198,535	1,635,522	155,973	1,287,099
Redemptions	(1,518,692)	(12,467,651)	(1,934,163)	(15,834,717)
Net increase	1,261,072	$10,549,456	729,808	$ 6,199,764
Missouri Fund
	Year Ended August 31, 2025			Year Ended August 31, 2024
	Shares	Amount	Shares	Amount
Class A
Sales	768,289	$ 6,564,575	1,278,177	$10,877,726
Issued to shareholders electing to receive payments of distributions in Fund shares	165,085	1,411,929	183,008	1,573,412
Redemptions	(1,041,571)	(8,912,511)	(2,249,638)	(19,454,463)
Net decrease	(108,197)	$ (936,007)	(788,453)	$(7,003,325)
Class C
Sales	1,118	$ 10,591	33,901	$ 328,005
Issued to shareholders electing to receive payments of distributions in Fund shares	4,834	45,750	9,498	90,034
Redemptions	(155,726)	(1,469,155)	(271,672)	(2,573,368)
Net decrease	(149,774)	$(1,412,814)	(228,273)	$(2,155,329)
Class I
Sales	1,914,829	$16,357,490	1,418,292	$12,224,515
Issued to shareholders electing to receive payments of distributions in Fund shares	130,540	1,116,714	104,910	904,234
Redemptions	(1,177,977)	(10,096,909)	(1,103,607)	(9,453,985)
Net increase	867,392	$ 7,377,295	419,595	$ 3,674,764

Eaton Vance
Municipal Income Funds
August 31, 2025
Notes to Financial Statements — continued

North Carolina Fund
	Year Ended August 31, 2025			Year Ended August 31, 2024
	Shares	Amount	Shares	Amount
Class A
Sales	1,748,056	$14,570,256	857,742	$ 7,219,263
Issued to shareholders electing to receive payments of distributions in Fund shares	190,402	1,578,773	166,733	1,392,527
Redemptions	(1,311,388)	(10,872,543)	(1,288,414)	(10,741,401)
Net increase (decrease)	627,070	$ 5,276,486	(263,939)	$(2,129,611)
Class C
Sales	33,545	$ 303,661	28,512	$ 257,161
Issued to shareholders electing to receive payments of distributions in Fund shares	12,071	107,836	14,843	133,245
Redemptions	(227,298)	(2,035,886)	(183,231)	(1,653,370)
Net decrease	(181,682)	$(1,624,389)	(139,876)	$(1,262,964)
Class I
Sales	11,299,185	$93,464,066	8,392,089	$70,328,569
Issued to shareholders electing to receive payments of distributions in Fund shares	402,510	3,344,258	301,879	2,530,864
Redemptions	(9,255,041)	(76,383,595)	(5,402,516)	(44,943,010)
Net increase	2,446,654	$20,424,729	3,291,452	$27,916,423
Oregon Fund
	Year Ended August 31, 2025			Year Ended August 31, 2024
	Shares	Amount	Shares	Amount
Class A
Sales	1,881,139	$14,930,180	3,076,739	$24,441,345
Issued to shareholders electing to receive payments of distributions in Fund shares	337,883	2,660,482	300,251	2,374,793
Redemptions	(2,606,988)	(20,510,509)	(1,896,938)	(14,918,700)
Net increase (decrease)	(387,966)	$(2,919,847)	1,480,052	$11,897,438
Class C
Sales	40,169	$ 349,411	25,804	$ 225,646
Issued to shareholders electing to receive payments of distributions in Fund shares	10,928	94,189	12,043	104,141
Redemptions	(87,749)	(757,118)	(168,092)	(1,446,425)
Net decrease	(36,652)	$ (313,518)	(130,245)	$(1,116,638)

Eaton Vance
Municipal Income Funds
August 31, 2025
Notes to Financial Statements — continued

Oregon Fund (continued)
	Year Ended August 31, 2025			Year Ended August 31, 2024
	Shares	Amount	Shares	Amount
Class I
Sales	8,893,803	$69,886,373	6,381,836	$50,661,629
Issued to shareholders electing to receive payments of distributions in Fund shares	563,507	4,425,569	378,219	2,989,219
Redemptions	(5,049,937)	(39,462,949)	(3,315,200)	(26,014,381)
Net increase	4,407,373	$34,848,993	3,444,855	$27,636,467
South Carolina Fund
	Year Ended August 31, 2025			Year Ended August 31, 2024
	Shares	Amount	Shares	Amount
Class A
Sales	1,897,248	$16,180,520	1,048,858	$ 9,036,456
Issued to shareholders electing to receive payments of distributions in Fund shares	266,122	2,260,244	241,980	2,075,959
Redemptions	(1,372,791)	(11,619,405)	(1,427,355)	(12,229,878)
Net increase (decrease)	790,579	$ 6,821,359	(136,517)	$(1,117,463)
Class C
Sales	73,638	$ 662,782	146,535	$ 1,333,347
Issued to shareholders electing to receive payments of distributions in Fund shares	8,978	81,126	10,950	99,595
Redemptions	(241,315)	(2,166,509)	(165,828)	(1,505,848)
Net decrease	(158,699)	$(1,422,601)	(8,343)	$ (72,906)
Class I
Sales	6,231,939	$52,722,328	3,732,621	$31,988,000
Issued to shareholders electing to receive payments of distributions in Fund shares	323,340	2,749,280	275,606	2,368,150
Redemptions	(4,911,422)	(41,701,765)	(3,187,770)	(27,209,845)
Net increase	1,643,857	$13,769,843	820,457	$ 7,146,305

Eaton Vance
Municipal Income Funds
August 31, 2025
Notes to Financial Statements — continued

Virginia Fund
	Year Ended August 31, 2025			Year Ended August 31, 2024
	Shares	Amount	Shares	Amount
Class A
Sales	420,405	$ 3,000,487	440,889	$ 3,108,751
Issued to shareholders electing to receive payments of distributions in Fund shares	133,828	946,877	137,236	973,415
Redemptions	(805,027)	(5,720,855)	(866,379)	(6,201,271)
Net decrease	(250,794)	$(1,773,491)	(288,254)	$(2,119,105)
Class C
Sales	13,210	$ 103,264	54,696	$ 436,385
Issued to shareholders electing to receive payments of distributions in Fund shares	4,900	38,460	4,585	36,020
Redemptions	(93,210)	(725,213)	(42,257)	(334,421)
Net increase (decrease)	(75,100)	$ (583,489)	17,024	$ 137,984
Class I
Sales	1,907,018	$13,491,028	1,674,548	$11,865,586
Issued to shareholders electing to receive payments of distributions in Fund shares	114,025	807,531	93,600	665,395
Redemptions	(1,421,904)	(10,016,579)	(1,307,521)	(9,129,358)
Net increase	599,139	$ 4,281,980	460,627	$ 3,401,623
8  Line of Credit
The Funds participate with other portfolios and funds managed by BMR and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 21, 2025. Borrowings are made by the Funds solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to each Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2024, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Funds, a Fund may be unable to borrow some or all of its requested amounts at any particular time. The Funds did not have any significant borrowings or allocated fees during the year ended August 31, 2025.
9  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Eaton Vance
Municipal Income Funds
August 31, 2025
Notes to Financial Statements — continued

At August 31, 2025, the hierarchy of inputs used in valuing the Funds' investments, which are carried at fair value, were as follows:
Georgia Fund
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Mortgage-Backed Securities	$ —	$ 1,000,399	$ —	$ 1,000,399
Tax-Exempt Municipal Obligations	—	114,564,846	—	114,564,846
Taxable Municipal Obligations	—	3,759,984	—	3,759,984
Total Investments	$ —	$119,325,229	$ —	$119,325,229
Maryland Fund
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$ 83,834,441	$ —	$ 83,834,441
Taxable Municipal Obligations	—	3,035,950	—	3,035,950
Total Investments	$ —	$ 86,870,391	$ —	$ 86,870,391
Missouri Fund
Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ —	$ 1,018,316	$ —	$ 1,018,316
Tax-Exempt Municipal Obligations	—	82,762,001	—	82,762,001
Taxable Municipal Obligations	—	2,925,246	—	2,925,246
Total Investments	$ —	$ 86,705,563	$ —	$ 86,705,563
North Carolina Fund
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Mortgage-Backed Securities	$ —	$ 935,851	$ —	$ 935,851
Tax-Exempt Municipal Obligations	—	220,744,085	—	220,744,085
Taxable Municipal Obligations	—	3,044,009	—	3,044,009
Total Investments	$ —	$224,723,945	$ —	$224,723,945
Oregon Fund
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$207,432,040	$ —	$207,432,040
Taxable Municipal Obligations	—	7,980,432	—	7,980,432
Total Investments	$ —	$215,412,472	$ —	$215,412,472

Eaton Vance
Municipal Income Funds
August 31, 2025
Notes to Financial Statements — continued

South Carolina Fund
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$188,915,320	$ —	$188,915,320
Taxable Municipal Obligations	—	836,035	—	836,035
Total Investments	$ —	$189,751,355	$ —	$189,751,355
Virginia Fund
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$ 59,401,619	$ —	$ 59,401,619
Taxable Municipal Obligations	—	510,270	—	510,270
Total Investments	$ —	$ 59,911,889	$ —	$ 59,911,889

Eaton Vance
Municipal Income Funds
August 31, 2025
Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Municipals Trust and Shareholders of Eaton Vance Georgia Municipal Income Fund, Eaton Vance Maryland Municipal Income Fund, Eaton Vance Missouri Municipal Income Fund, Eaton Vance North Carolina Municipal Income Fund, Eaton Vance Oregon Municipal Income Fund, Eaton Vance South Carolina Municipal Income Fund and Eaton Vance Virginia Municipal Income Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of Eaton Vance Georgia Municipal Income Fund, Eaton Vance Maryland Municipal Income Fund, Eaton Vance Missouri Municipal Income Fund, Eaton Vance North Carolina Municipal Income Fund, Eaton Vance Oregon Municipal Income Fund, Eaton Vance South Carolina Municipal Income Fund and Eaton Vance Virginia Municipal Income Fund (collectively, the “Funds”) (certain of the funds constituting Eaton Vance Municipals Trust), including the portfolios of investments, as of August 31, 2025, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2025, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
October 17, 2025
We have served as the auditor of one or more Eaton Vance investment companies since 1959.

Eaton Vance
Municipal Income Funds
August 31, 2025
Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2026 will show the tax status of all distributions paid to your account in calendar year 2025. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Funds. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of exempt-interest dividends.
Exempt-Interest Dividends. For the fiscal year ended August 31, 2025, the Funds designate the following percentages of distributions from net investment income as exempt-interest dividends:
Georgia Municipal Income Fund	96.91%
Maryland Municipal Income Fund	95.75%
Missouri Municipal Income Fund	93.66%
North Carolina Municipal Income Fund	98.44%
Oregon Municipal Income Fund	95.30%
South Carolina Municipal Income Fund	99.53%
Virginia Municipal Income Fund	96.41%

Eaton Vance
Municipal Income Funds
August 31, 2025
Board of Trustees’ Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting held on June 12, 2025, the Boards of Trustees/Directors (collectively, the “Board”) that oversee the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1 for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised of all of the Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings held between April and June 2025, as well as certain additional information provided in response to specific requests from the Independent Trustees as members of the Contract Review Committee. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.
In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board (directly or through one or more of its committees) considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of the Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (each Eaton Vance Fund is referred to below as a “fund”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)
Information about Fees, Performance and Expenses
• A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);
• A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;
• A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;
• In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board (a committee exclusively comprised of Independent Trustees);
•  Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other funds, collective investment trusts and institutional accounts) with the same or substantially similar investment objective as the fund and with a significant overlap in holdings based on criteria set by the Board, if any;
•  Profitability analyses on a fund-by-fund basis for the adviser and its affiliates and for each sub-adviser not affiliated with the adviser;
Information about Portfolio Management and Trading
•  Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;
• The procedures and processes used by the adviser to determine the value of fund assets, including, when necessary, the determination of “fair value” by the adviser in its role as each fund’s valuation designee and actions taken to monitor and test the effectiveness of such procedures and processes;
•  Information about the policies and practices of each fund’s adviser and sub-adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;
•  Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
•  Data relating to the portfolio turnover rate of each fund and related information regarding active management in the context of particular strategies;
Information about each Adviser and Sub-Adviser
•  Reports regarding the financial results and condition of the adviser and certain of its affiliates and of each sub-adviser not affiliated with the adviser;
1    Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report. Eaton Vance Management and Boston Management and Research are referred to collectively as the “adviser.”

Eaton Vance
Municipal Income Funds
August 31, 2025
Board of Trustees’ Contract Approval — continued

•  Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other funds and investment accounts, as applicable;
•  Information regarding the adviser’s and its parent company’s (Morgan Stanley’s) efforts to retain and attract talented investment professionals, including in the context of a competitive marketplace for talent;
•  Information regarding the adviser’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage;
• The personal trading codes of ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;
•  Policies and procedures relating to proxy voting, including regular reporting with respect to fund proxy voting activities;
•  Information regarding the handling of corporate actions and class actions, as well as information regarding litigation and other regulatory matters;
•  Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, including descriptions of their various compliance programs and their record of compliance and remediation;
•  Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund;
• A description of the adviser’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters, if any;
Other Relevant Information
•  Information regarding ongoing initiatives to further integrate and harmonize, where applicable, the investment management and other departments of the adviser and its affiliates with the overall investment management infrastructure of Morgan Stanley, in light of Morgan Stanley’s acquisition of Eaton Vance Corp. on March 1, 2021;
•  Information concerning the nature, cost, and character of the administrative and other non-investment advisory services provided by the adviser and its affiliates;
•  Information concerning oversight of the relationship with the custodian, subcustodians, fund accountants, and other third-party service providers by the adviser and/or administrator to each of the funds;
•  Information concerning efforts to maintain policies and procedures with respect to various regulations applicable to the funds, including, without limitation, Rule 22e-4 (the Liquidity Risk Management Rule), Rule 12d1-4 (the Fund-of-Funds Rule), Rule 18f-4 (the Derivatives Rule), and Rule 2a-5 (the Fair Valuation Rule);
• For the Eaton Vance Fund structured as an interval fund, information regarding the interval fund’s periodic repurchase offers under Rule 23c-3 and related policies and procedures;
• For each Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices (including as compared to the closed-end fund’s net asset value (NAV)), trading volume data, continued use of auction preferred shares (where applicable), distribution rates, and other relevant matters;
• The risks that the adviser and/or its affiliates incur in connection with the management and operation of the funds, including, among others, litigation, regulatory, entrepreneurial, data privacy and cybersecurity, and other business risks (and the associated costs of such risks, if any); and
• The terms of each investment advisory agreement and sub-advisory agreement.
During the various meetings of the Board and its committees over the course of the year leading up to the June 12, 2025 meeting, the Board and its committees received information from portfolio managers and other investment professionals of the adviser and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Board and its committees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance, and other issues with respect to the funds, and received and participated in reports and presentations provided by the adviser, sub-advisers, and certain other service providers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees met in executive sessions and held regular video or telephone conferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.
Each of the Contract Review Committee and the Board was advised throughout the contract review process by Kirkland & Ellis LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee and the members of the Board, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee and Board may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee and Board were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.

Eaton Vance
Municipal Income Funds
August 31, 2025
Board of Trustees’ Contract Approval — continued

Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreements between each of the following funds:
•  Eaton Vance Georgia Municipal Income Fund
•  Eaton Vance Maryland Municipal Income Fund
•  Eaton Vance Missouri Municipal Income Fund
•  Eaton Vance North Carolina Municipal Income Fund
•  Eaton Vance Oregon Municipal Income Fund
•  Eaton Vance South Carolina Municipal Income Fund
•  Eaton Vance Virginia Municipal Income Fund
(the “Funds”) and Boston Management and Research (the “Adviser”), including their respective fee structures, are in the interests of shareholders and, therefore, recommended to the Board approval of each agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for each Fund.
Nature, Extent and Quality of Services
In considering whether to approve the investment advisory agreements for the Funds, the Board evaluated the nature, extent and quality of services provided to the Funds by the Adviser.
The Board considered the Adviser’s management capabilities and investment processes in light of the types of investments held by each Fund, including the education and experience of the investment professionals who provide services to the Funds. In particular, the Board considered, where relevant, the abilities and experience of the Adviser’s investment professionals in analyzing factors such as credit risk, tax efficiency, and special considerations relevant to investing in municipal bonds. The Board considered the Adviser’s municipal bond team, which includes investment professionals and credit specialists who provide services to the Funds. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including each Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Funds, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Funds.
The Board considered the compliance programs of the Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, compliance with policies and procedures, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered relevant examinations of the Adviser and its affiliates by regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.
The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.
After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreements.
Fund Performance
The Board compared each Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as appropriate benchmark indices and a customized peer group of similarly managed funds, and assessed each Fund’s performance on the basis of total return and current income return. The Board’s review included comparative performance data with respect to each Fund for the one-, three-, five- and ten-year periods ended December 31, 2024.

Eaton Vance
Municipal Income Funds
August 31, 2025
Board of Trustees’ Contract Approval — continued

In this regard, the Board noted each Fund’s performance relative to its peer group, custom peer group and primary and secondary benchmark indexes for the three-year period, as follows:
Performance Relative to:
Fund	Median of Peers	Median of Custom Peers	Primary Index	Secondary Index
Eaton Vance Georgia Municipal Income Fund	Higher	Higher	Higher	Higher
Eaton Vance Maryland Municipal Income Fund	Higher	Higher	Higher	Higher
Eaton Vance Missouri Municipal Income Fund	Lower	Lower	Lower	Lower
Eaton Vance North Carolina Municipal Income Fund	Higher	Higher	Higher	Higher
Eaton Vance Oregon Municipal Income Fund	Consistent with	Consistent with	Lower	Higher
Eaton Vance South Carolina Municipal Income Fund	Higher	Higher	Higher	Higher
Eaton Vance Virginia Municipal Income Fund	Lower	Lower	Lower	Lower
The Board considered, among other things, the Adviser’s efforts to generate competitive levels of tax exempt current income over time through investments that, relative to its comparable funds, focus on higher quality municipal bonds with longer maturities. With respect to Eaton Vance Missouri Municipal Income Fund and Eaton Vance Virginia Municipal Income Fund, on the basis of the foregoing, the performance of each Fund over other periods, and other relevant information provided by the Adviser in response to requests from the Contract Review Committee, the Board concluded that the performance of each Fund was satisfactory. With respect to all other Funds, the Board concluded that the performance of each Fund was satisfactory.
Management Fees and Expenses
The Board considered contractual fee rates payable by each Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered each Fund’s management fees and total expense ratio for the one-year period ended December 31, 2024, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on each Fund’s total expense ratio relative to comparable funds.
After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.
Profitability and “Fall-Out” Benefits
The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to each Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution or other services.
The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are not excessive.
The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their respective relationships with the Funds, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Funds and other investment advisory clients.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and each Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of each Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. To assist in the evaluation of the sharing of any economies of scale, the Board received data for recent years showing asset levels, Adviser profitability and total expense ratios. Based upon the foregoing, the Board concluded that each Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of each advisory fee, which includes breakpoints at several asset levels, will allow each Fund to continue to benefit from any economies of scale in the future.

MUNI7-NCSR    8.31.25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

The information is included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

Item 16. Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Principal Financial Officer’s Section 302 certification.

(a)(2)(ii)	Principal Executive Officer’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipals Trust

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:	October 23, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Principal Financial Officer

Date:	October 23, 2025

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:	October 23, 2025